UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: March 31

Date of reporting period: April 1, 2013 – June 30, 2013

Item 1.  Schedule of Investments.

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2013 (Unaudited)

	Security
Shares	Description			Value
Long Positions - 80.9%
Equity Securities - 38.6%
Common Stock - 36.8%
Consumer Discretionary - 7.9%
64,800	Aaron's, Inc. (a)			$1,815,048
4,000	Alaska Air Group, Inc. (a)(b)			208,000
147,000	Apollo Group, Inc., Class A (b)			2,604,840
42,200	Beazer Homes USA, Inc. (a)(b)			739,344
245,500	Bed Bath & Beyond, Inc. (a)(b)			17,405,950
50,700	Big 5 Sporting Goods Corp. (a)			1,112,865
31,528	Biglari Holdings, Inc. (b)			12,939,091
25,000	Capella Education Co. (a)(b)			1,041,250
535,900	CarMax, Inc. (a)(b)(c)			24,737,144
55,700	Cash America International, Inc. (a)			2,532,122
11,900	Chico's FAS, Inc. (a)			203,014
243,000	Coach, Inc. (a)			13,872,870
80,800	CTC Media, Inc. (a)			898,496
546,036	CVS Caremark Corp. (a)(c)(d)			31,222,338
9,300	Deckers Outdoor Corp. (a)(b)(d)			469,743
25,900	Destination Maternity Corp. (a)			637,140
25,800	Dillard's, Inc., Class A (a)			2,114,826
5,800	DISH Network Corp., Class A (a)(b)			246,616
4,500	Equifax, Inc. (a)			265,185
39,800	Express, Inc. (a)(b)			834,606
10,900	Foot Locker, Inc. (a)			382,917
10,200	Fossil Group, Inc. (a)(b)			1,053,762
50,600	GameStop Corp., Class A (a)			2,126,718
4,200	Gartner, Inc. (a)(b)			239,358
85,500	Gentherm, Inc. (a)(b)			1,587,735
23,342	Google, Inc., Class A (a)(b)(c)(d)			20,549,597
33,800	H&R Block, Inc. (a)			937,950
4,800	Hanesbrands, Inc. (a)			246,816
21,182	Honda Motor Co., Ltd., ADR			789,030
113,300	Ingram Micro, Inc., Class A (a)(b)			2,151,567
5,500	Jarden Corp. (a)(b)			240,625
126,100	Kirkland's, Inc. (a)(b)			2,175,225
370,785	Kohl's Corp. (a)(d)			18,728,350
30,800	La-Z-Boy, Inc. (a)			624,316
40,100	Lear Corp. (a)			2,424,446
9,400	LKQ Corp. (a)(b)			242,050
578,200	Lowe's Cos., Inc. (a)(c)(d)			23,648,380
15,500	Macy's, Inc. (a)			744,000
6,000	Mattel, Inc. (a)			271,860
101,800	Meritor, Inc. (a)(b)			717,690
129,700	PetMed Express, Inc. (a)			1,634,220
3,200	PetSmart, Inc. (a)			214,368
3,000	Polaris Industries, Inc. (a)			285,000
4,300	Reynolds American, Inc. (a)			207,991
168,800	Robert Half International, Inc. (a)			5,609,224
14,200	Service Corp. International (a)			256,026
28,400	Shoe Carnival, Inc. (a)			681,884
84,702	Skechers U.S.A., Inc., Class A (b)			2,033,695
42,366	Sony Corp., ADR			897,736
342,650	Target Corp. (a)(c)(d)			23,594,879
6,300	The Cheesecake Factory, Inc. (a)			263,907
4,000	The Corporate Executive Board Co. (a)			252,880
22,700	The Gap, Inc. (a)			947,271
145,300	The Goodyear Tire & Rubber Co. (a)(b)			2,221,637
3,800	The Madison Square Garden Co., Class A (a)(b)			225,150
53,800	The Ryland Group, Inc. (a)			2,157,380
193,600	The Walt Disney Co. (a)(c)(d)			12,225,840
286,200	The Wet Seal, Inc., Class A (a)(b)			1,348,002
9,200	Total System Services, Inc. (a)			225,216
6,353	Toyota Motor Corp., ADR			766,553
4,100	Under Armour, Inc., Class A (a)(b)			244,811
36,400	ValueClick, Inc. (a)(b)			898,352
180,000	Viacom, Inc., Class B			12,249,000
415,800	Walgreen Co. (a)(c)(d)			18,378,360
210,100	Wal-Mart Stores, Inc. (a)(c)(d)			15,650,349
				299,252,611
Consumer Staples - 6.2%
33,800	Addus HomeCare Corp. (a)(b)			667,212
325,000	Avon Products, Inc.			6,834,750
4,300	Brown-Forman Corp., Class B (a)			290,465
70,000	Campbell Soup Co. (a)			3,135,300
18,300	Celgene Corp. (a)(b)			2,139,453
29,200	Cigna Corp. (a)			2,116,708
8,000	ConAgra Foods, Inc. (a)			279,440
33,100	Consolidated Graphics, Inc. (a)(b)			1,556,031
21,000	CoreLogic, Inc. (a)(b)			486,570
50,100	Cosan, Ltd., Class A (a)			809,616
7,000	Deluxe Corp. (a)			242,550
3,000	FleetCor Technologies, Inc. (a)(b)			243,900
7,700	Green Mountain Coffee Roasters, Inc. (a)(b)			577,962
6,000	HCA Holdings, Inc. (a)(b)			216,360
24,500	Humana, Inc. (a)			2,067,310
98,700	LHC Group, Inc. (a)(b)			1,932,546
375,000	Molson Coors Brewing Co., Class B			17,947,500
158,200	Monster Worldwide, Inc. (a)(b)			776,762
496,000	PepsiCo, Inc. (a)(c)(d)			40,567,840
124,700	PharMerica Corp. (a)(b)			1,728,342
27,000	Questcor Pharmaceuticals, Inc. (a)			1,227,420
5,800	ResMed, Inc. (a)			261,754
81,800	RPX Corp. (a)(b)			1,374,240
264,900	Sciclone Pharmaceuticals, Inc. (a)(b)			1,313,904
1,526,400	Sysco Corp. (a)			52,141,824
120,000	The Clorox Co.			9,976,800
680,000	The Coca-Cola Co. (c)(d)			27,274,800
4,500	The Estee Lauder Cos., Inc., Class A (a)			295,965
2,700	The Hershey Co. (a)			241,056
23,900	The Kroger Co. (a)			825,506
460,000	The Procter & Gamble Co. (c)(d)			35,415,400
81,600	The Providence Service Corp. (a)(b)			2,373,744
825,000	The Western Union Co.			14,115,750
2,900	Tupperware Brands Corp. (a)			225,301
3,000	United Rentals, Inc. (a)(b)			149,730
4,200	Universal Corp. (a)			242,970
8,465	Whole Foods Market, Inc. (c)			435,778
				232,508,559
Energy - 1.7%
225,000	Apache Corp. (c)(d)			18,861,750
3,300	Cabot Oil & Gas Corp. (a)			234,366
10,591	Chevron Corp. (c)(d)			1,253,339
140,000	ConocoPhillips (c)			8,470,000
15,900	Dawson Geophysical Co. (a)(b)			586,074
3,900	Ensco PLC, Class A (a)			226,668
44,900	EPL Oil & Gas, Inc. (a)(b)			1,318,264
21,182	Exxon Mobil Corp. (d)			1,913,794
103,500	Gran Tierra Energy, Inc. (a)(b)			622,035
86,400	Green Plains Renewable Energy, Inc. (a)(b)			1,150,848
29,649	Halliburton Co. (c)(d)			1,236,956
10,700	Helmerich & Payne, Inc. (a)			668,215
49,700	Matrix Service Co. (a)(b)			774,326
197,100	Newpark Resources, Inc. (a)(b)			2,166,129
27,800	Oceaneering International, Inc. (a)			2,007,160
48,100	Patterson-UTI Energy, Inc. (a)			930,975
147,900	PetroQuest Energy, Inc. (a)(b)			585,684
3,300	Range Resources Corp. (a)			255,156
17,200	Southwestern Energy Co. (a)(b)			628,316
400,000	Spectra Energy Corp.			13,784,000
80,100	Superior Energy Services, Inc. (a)(b)			2,077,794
6,500	The Williams Cos., Inc. (a)(c)			211,055
310,800	Vaalco Energy, Inc. (a)(b)			1,777,776
67,779	YPF SA, ADR			1,000,418
				62,741,098
Financial - 7.5%
124,300	AerCap Holdings NV (a)(b)			2,170,278
1,700	Affiliated Managers Group, Inc. (a)(b)			278,698
256,000	American Express Co. (a)(c)(d)			19,138,560
490,700	American International Group, Inc. (a)(b)			21,934,290
3,100	American Tower Corp. REIT (a)			226,827
63,100	Aon PLC (a)			4,060,485
8,000	Apartment Investment & Management Co., Class A REIT (a)			240,320
19,491	Aspen Insurance Holdings, Ltd. (a)			722,905
447,000	Bancorp, Inc. (b)			6,700,530
1,422,000	Bank of America Corp. (a)(c)(d)			18,286,920
21,700	Banner Corp. (a)			733,243
144	Berkshire Hathaway, Inc., Class A (a)(b)			24,278,400
217,000	Berkshire Hathaway, Inc., Class B (a)(b)(c)(d)			24,286,640
50,000	CBOE Holdings, Inc. (a)			2,332,000
7,900	City Holding Co. (a)			307,705
5,900	Extra Space Storage, Inc., REIT (a)			247,387
470	Fairfax Financial Holdings, Ltd.			183,347
55,100	Fifth Third Bancorp (a)			994,555
31,700	First Merchants Corp. (a)			543,655
71,994	First Republic Bank			2,770,329
97,530	Franklin Resources, Inc. (a)(c)			13,266,031
87,100	Genworth Financial, Inc. (a)(b)			993,811
4,500	Greenhill & Co., Inc. (a)			205,830
55,068	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)			654,208
72,300	Hartford Financial Services Group, Inc. (a)			2,235,516
67,500	Health Net, Inc. (a)(b)			2,147,850
29,100	HomeStreet, Inc. (a)			624,195
214,100	Huntington Bancshares, Inc. (a)			1,687,108
146,700	KeyCorp (a)			1,619,568
26,200	Lakeland Financial Corp. (a)			727,050
583,200	Leucadia National Corp. (a)			15,291,504
116,300	Manning & Napier, Inc. (a)			2,065,488
39,600	MB Financial, Inc. (a)			1,061,280
71,962	Mitsubishi UFJ Financial Group, Inc., ADR			446,884
84,717	Mizuho Financial Group, Inc., ADR			349,881
76,212	Nomura Holdings, Inc., ADR			567,017
9,146	ORIX Corp., ADR			624,946
350,000	Paychex, Inc.			12,782,000
650,000	People's United Financial, Inc.			9,685,000
21,181	Plum Creek Timber Co., Inc. REIT			988,517
20,100	ProAssurance Corp. (a)			1,048,416
4,300	Regency Centers Corp. REIT (a)			218,483
18,200	RenaissanceRe Holdings, Ltd. (a)			1,579,578
200,000	Resource America, Inc., Class A			1,700,000
33,893	Sumitomo Mitsui Financial Group, Inc., ADR			312,494
9,200	SunTrust Banks, Inc. (a)			290,444
555,100	The Bank of New York Mellon Corp. (a)(c)(d)			15,570,555
62,900	The Goldman Sachs Group, Inc. (a)(c)(d)			9,513,625
72,500	The Travelers Cos., Inc. (a)			5,794,200
3,800	Ventas, Inc. REIT (a)			263,948
38,500	Waddell & Reed Financial, Inc., Class A (a)			1,674,750
831,650	Wells Fargo & Co. (a)(c)(d)			34,322,196
44,300	Winthrop Realty Trust REIT (a)			532,929
5,500	World Acceptance Corp. (a)(b)			478,170
300,000	WR Berkley Corp.			12,258,000
				284,018,546
Healthcare - 3.8%
200,700	Abbott Laboratories (a)			7,000,416
4,900	Aetna, Inc. (a)			311,346
38,600	AmerisourceBergen Corp. (a)			2,155,038
275,350	Becton Dickinson and Co. (a)(c)			27,212,840
10,300	Biogen Idec, Inc. (a)(b)			2,216,560
112,300	Boston Scientific Corp. (a)(b)			1,041,021
6,700	Charles River Laboratories International, Inc. (a)(b)			274,901
3,500	Covidien PLC (a)			219,940
185,000	CR Bard, Inc.			20,105,800
12,900	Cubist Pharmaceuticals, Inc. (a)(b)			623,070
2,800	Henry Schein, Inc. (a)(b)			268,100
275,000	Johnson & Johnson (c)(d)			23,611,500
18,600	McKesson Corp. (a)			2,129,700
21,900	Medifast, Inc. (a)(b)			564,144
250,000	Medtronic, Inc. (c)(d)			12,867,500
8,200	Mylan, Inc. (a)(b)			254,446
78,900	Myriad Genetics, Inc. (a)(b)			2,120,043
190,000	Novartis AG, ADR			13,434,900
19,400	Omnicare, Inc. (a)			925,574
6,100	Patterson Cos., Inc. (a)			229,360
279,300	PDL BioPharma, Inc. (a)			2,156,196
4,500	STERIS Corp. (a)			192,960
220,000	Stryker Corp.			14,229,600
3,100	Teleflex, Inc. (a)			240,219
70,300	Triple-S Management Corp., Class B (a)(b)			1,509,341
37,100	United Therapeutics Corp. (a)(b)			2,441,922
74,000	Warner Chilcott PLC, Class A (a)			1,471,120
60,000	WellPoint, Inc.			4,910,400
				144,717,957
Industrial - 2.5%
31,100	Advanced Energy Industries, Inc. (a)(b)			541,451
58,900	AECOM Technology Corp. (a)(b)			1,872,431
5,600	Agilent Technologies, Inc. (a)			239,456
26,300	Alliant Techsystems, Inc. (a)			2,165,279
62,700	Benchmark Electronics, Inc. (a)(b)			1,260,270
4,000	Carlisle Cos., Inc. (a)			249,240
104,900	Celestica, Inc. (a)(b)			991,305
95,000	CH Robinson Worldwide, Inc.			5,349,450
73,200	Coleman Cable, Inc. (a)			1,321,992
96,100	Comfort Systems USA, Inc. (a)			1,433,812
2,200	Copa Holdings SA, Class A (a)			288,464
14,700	Covanta Holding Corp. (a)			294,294
24,100	EMCOR Group, Inc. (a)			979,665
156,900	Exelis, Inc. (a)			2,163,651
528,600	Expeditors International of Washington, Inc. (a)			20,092,086
4,100	Flowserve Corp. (a)			221,441
13,900	Fluor Corp. (a)			824,409
9,400	Gentex Corp. (a)			216,670
4,700	Graco, Inc. (a)			297,087
21,800	Harsco Corp. (a)			505,542
146,000	Heartland Express, Inc. (a)			2,025,020
2,900	Hubbell, Inc., Class B (a)			287,100
18,000	Huntington Ingalls Industries, Inc. (a)			1,016,640
9,700	L-3 Communications Holdings, Inc. (a)			831,678
3,800	Lennox International, Inc. (a)			245,252
18,600	Louisiana-Pacific Corp. (a)(b)			275,094
10,100	Masco Corp. (a)			196,849
17,200	MasTec, Inc. (a)(b)			565,880
5,900	Mine Safety Appliances Co. (a)			274,645
25,700	Mueller Industries, Inc. (a)			1,296,051
11,200	Northrop Grumman Corp. (a)			927,360
96,100	Pacer International, Inc. (a)(b)			606,391
48,800	Packaging Corp. of America (a)			2,389,248
35,768	Rock-Tenn Co., Class A (a)			3,572,508
98,100	Smith & Wesson Holding Corp. (a)(b)			979,038
43,600	Sturm Ruger & Co., Inc. (a)			2,094,544
156,800	The Boeing Co. (a)(c)(d)			16,062,592
69,700	Tutor Perini Corp. (a)(b)			1,260,873
98,050	United Parcel Service, Inc., Class B (a)(c)(d)			8,479,364
28,400	URS Corp. (a)			1,341,048
1,600	Valmont Industries, Inc. (a)			228,944
154,600	Vishay Intertechnology, Inc. (a)(b)			2,147,394
200,000	Xylem, Inc.			5,388,000
				93,799,508
Information Technology - 3.9%
198,100	Accenture PLC, Class A (a)(c)(d)			14,255,276
5,200	ACI Worldwide, Inc. (a)(b)			241,696
115,900	Actuate Corp. (a)(b)			769,576
1,600	Alliance Data Systems Corp. (a)(b)			289,648
39,900	Apple, Inc. (a)(c)(d)			15,803,592
29,300	Aspen Technology, Inc. (a)(b)			843,547
10,700	BMC Software, Inc. (a)(b)			482,998
5,800	CACI International, Inc., Class A (a)(b)			368,242
14,700	Cadence Design Systems, Inc. (a)(b)			212,856
162,500	Check Point Software Technologies, Ltd. (b)			8,073,000
340,000	Corning, Inc.			4,838,200
330,000	Dell, Inc. (c)(d)			4,405,500
3,800	DST Systems, Inc. (a)			248,254
102,400	Electronic Arts, Inc. (a)(b)			2,352,128
250,000	EMC Corp. (c)(d)			5,905,000
2,900	Fiserv, Inc. (a)(b)			253,489
180,000	Hewlett-Packard Co. (c)(d)			4,464,000
38,500	Integrated Silicon Solution, Inc. (a)(b)			421,960
78,340	International Business Machines Corp. (a)(c)(d)			14,971,557
29,000	Intuit, Inc. (a)			1,769,870
5,600	Jack Henry & Associates, Inc. (a)			263,928
84,300	LSI Corp. (a)(b)			601,902
17,800	Manhattan Associates, Inc. (a)(b)			1,373,448
188,000	Marvell Technology Group, Ltd. (a)			2,201,480
1,050,000	Microsoft Corp. (c)(d)			36,256,500
7,800	NCR Corp. (a)(b)			257,322
23,000	Netscout Systems, Inc. (a)(b)			536,820
420,000	Oracle Corp. (d)			12,902,400
244,900	PMC - Sierra, Inc. (a)(b)			1,555,115
32,000	QUALCOMM, Inc. (a)(c)(d)			1,954,560
120,000	Research In Motion, Ltd. (b)			1,256,400
42,000	Seagate Technology PLC (a)			1,882,860
61,000	SEI Investments Co. (a)			1,734,230
12,200	Solera Holdings, Inc. (a)			678,930
53,200	Take-Two Interactive Software, Inc. (a)(b)			796,404
35,000	Western Digital Corp. (a)			2,173,150
87,000	Xyratex, Ltd. (a)			875,220
				148,271,058
Materials - 0.6%
23,500	Alcoa, Inc. (a)			183,770
59,309	Allied Nevada Gold Corp. (b)			384,322
51,300	Boise, Inc. (a)(b)			438,102
5,800	CF Industries Holdings, Inc. (a)			994,700
8,700	Domtar Corp. (a)			578,550
3,800	Eastman Chemical Co. (a)			266,038
301,200	Ferro Corp. (a)(b)			2,093,340
205,000	Franco-Nevada Corp.			7,332,850
25,300	LyondellBasell Industries NV, Class A (a)			1,676,378
1,800	PPG Industries, Inc. (a)			263,538
163,000	Resolute Forest Products, Inc. (a)(b)			2,146,710
9,100	RPM International, Inc. (a)			290,654
13,800	Schweitzer-Mauduit International, Inc. (a)			688,344
6,500	Sensient Technologies Corp. (a)			263,055
43,600	Sigma-Aldrich Corp.			3,503,696
185,800	Silvercorp Metals, Inc. (a)			523,956
				21,628,003
Telecommunication Services - 2.3%
3,600	AMC Networks, Inc., Class A (a)(b)			235,476
52,200	Amdocs, Ltd. (a)			1,936,098
28,000	Blue Nile, Inc. (a)(b)			1,057,840
77,400	Cbeyond, Inc. (a)(b)			606,816
860,000	Cisco Systems, Inc. (c)(d)			20,906,600
32,700	Comtech Telecommunications Corp. (a)			879,303
2,200	Crown Castle International Corp. (a)(b)			159,258
1,575,000	France Telecom SA, ADR			14,883,750
91,900	Leap Wireless International, Inc. (a)(b)			618,487
5,200	NeuStar, Inc., Class A (a)(b)			253,136
162,700	Neutral Tandem, Inc. (a)			935,525
1,235,000	News Corp., Class A			40,261,000
196,100	Nutrisystem, Inc. (a)			2,310,058
4,800	Oplink Communications, Inc. (a)(b)			83,376
19,400	Plantronics, Inc. (a)			852,048
3,101	SBA Communications Corp., Class A (a)(b)			229,846
12,700	Shutterfly, Inc. (a)(b)			708,533
42,359	The New York Times Co., Class A (b)			468,491
8,200	tw telecom, inc. (a)(b)			230,748
35,700	XO Group, Inc. (a)(b)			399,840
				88,016,229
Utilities - 0.4%
181,500	AES Corp. (a)			2,176,185
6,700	Ameren Corp. (a)			230,748
7,400	Aqua America, Inc. (a)			231,546
8,500	CMS Energy Corp. (a)			230,945
49,903	Dynegy, Inc. (a)(b)			1,125,313
275,000	Exelon Corp. (c)(d)			8,492,000
41,700	NV Energy, Inc. (a)			978,282
146,600	Pike Electric Corp. (a)(b)			1,803,180
7,600	PPL Corp. (a)			229,976
				15,498,175
Total Common Stock
(Cost $1,058,244,596)				1,390,451,744

	Security
Shares	Description	Rate		Value
Preferred Stock - 1.8%
Consumer Discretionary - 0.2%
15,769	The Goodyear Tire & Rubber Co. (a)	5.88%		776,781
4,207	The Interpublic Group of Cos., Inc., Series B (a)	5.25		5,375,494
				6,152,275

Consumer Staples - 0.3%
29,118	Bunge, Ltd. (a)	4.88		2,940,918
52,627	Post Holdings, Inc. (a)(e)	3.75		5,914,222
1,866	Universal Corp. (a)	6.75		2,393,612
				11,248,752
Energy - 0.2%
2,586	Chesapeake Energy Corp. (a)(e)	5.75		2,658,731
9,098	Energy XXI Bermuda, Ltd. (a)	5.63		2,416,656
9,137	Penn Virginia Corp., Series A (a)	6.00		863,447
32,423	Sanchez Energy Corp., Series A (a)(e)	4.88		1,876,481
6,620	Sanchez Energy Corp., Series B (e)	6.50		393,427
				8,208,742
Financial - 0.7%
84,588	2010 Swift Mandatory Common Exchange Security Trust (a)(e)	6.00		1,188,301
138,342	Alexandria Real Estate Equities, Inc. REIT, Series D (a)	7.00		3,581,674
62,765	AMG Capital Trust II (a)	5.15		3,401,079
1,983	Bank of America Corp., Series L (a)	7.25		2,209,062
57,760	Health Care REIT, Inc., Series I (a)	6.50		3,586,319
901	Huntington Bancshares, Inc., Series A (a)	8.50		1,099,229
22,476	iStar Financial, Inc. REIT, Series J (a)	4.50		1,213,704
20,718	KeyCorp, Series A (a)	7.75		2,580,427
15,413	Lexington Realty Trust REIT, Series C	6.50		740,787
38,213	MetLife, Inc. (a)	5.00		2,093,690
1,343	OFG Bancorp (a)(e)	8.75		2,302,741
1,375	Wells Fargo & Co., Series L	7.50		1,641,750
2,286	Wintrust Financial Corp., Series C (a)	5.00		2,443,734
				28,082,497
Healthcare - 0.2%
8,185	Alere, Inc., Series B (a)	3.00		1,857,913
70	HealthSouth Corp. (a)(e)	6.50		82,530
2,406	HealthSouth Corp., Series A (a)	6.50		2,836,674
27,049	Omnicare Capital Trust II, Series B (a)	4.00		1,595,047
				6,372,164
Industrial - 0.1%
38,297	Continental Airlines Finance Trust II (a)	6.00		1,705,411

Materials - 0.0%
61,795	ArcelorMittal, Series MTUS (a)	6.00		1,159,892

Telecommunication Services - 0.0%
11,940	Iridium Communications, Inc. (a)(e)	7.00		1,258,924

Utilities - 0.1%
64,296	CenterPoint Energy, Inc. (a)(f)	3.55		3,062,097
Total Preferred Stock
(Cost $53,459,091)				67,250,754
Total Equity Securities
(Cost $1,111,703,687)				1,457,702,498

	Security
Principal	Description	Rate	Maturity	Value
Fixed Income Securities - 31.6%
Asset Backed Obligations - 7.1%
$3,091,048	ACE Securities Corp. Home Equity Loan Trust, Series 2006-ASP3 A2C (g)	0.34%	06/25/36	1,782,958
1,775,000	ACE Securities Corp. Home Equity Loan Trust, Series 2006-HE1 A2D (g)	0.49	02/25/36	1,260,303
519,443	ACE Securities Corp. Home Equity Loan Trust, Series 2007-HE1 A2A (g)	0.28	01/25/37	163,082
1,061,873	ACS Pass Through Trust, Series 2007-1A G1 (a)(e)(g)	0.50	06/14/37	976,605
1,968,745	Adjustable Rate Mortgage Trust, Series 2005-11 2A41 (g)	2.87	02/25/36	1,802,870
106,980	Adjustable Rate Mortgage Trust, Series 2005-12 2A1 (a)(g)	2.98	03/25/36	80,805
135,277	Adjustable Rate Mortgage Trust, Series 2005-3 8A32 (a)(g)	0.51	07/25/35	132,954
1,340,373	Adjustable Rate Mortgage Trust, Series 2006-1 2A1 (g)	3.22	03/25/36	1,037,485
73,254	Adjustable Rate Mortgage Trust, Series 2006-1 3A3 (a)(g)	2.94	03/25/36	55,196
400,000	Alm Loan Funding, Series 2012-7A A1 (e)(g)	1.70	10/19/24	398,927
869,903	Alta Wind Holdings, LLC (e)	7.00	06/30/35	917,015
302,577	American Home Mortgage Assets Trust, Series 2007-4 A2 (g)	0.38	08/25/37	265,149
1,300,000	ARES XXVI CLO, Ltd., Series 2013-1A E (e)(g)	5.31	04/15/25	1,117,644
1,496,006	Asset Backed Funding Certificates, Series 2007-NC1 M2 (e)(g)	1.44	05/25/37	12,176
1,457,767	Asset Backed Funding Certificates, Series 2007-WMC1 A2B (g)	1.19	06/25/37	928,722
2,035,000	Astoria Depositor Corp. (e)	8.14	05/01/21	2,014,650
1,140,000	Avalon IV Capital, Ltd., Series 2012-1A C (a)(e)(g)	3.88	04/17/23	1,147,338
801,800	AWAS Aviation Capital, Ltd. (e)	7.00	10/17/16	837,881
500,000	Axis Equipment Finance Receivables, LLC, Series 2012-1I D (a)(h)	5.50	11/20/15	477,450
500,000	Axis Equipment Finance Receivables, LLC, Series 2012-1I E1 (a)(h)	6.25	04/20/16	446,200
550,000	Axis Equipment Finance Receivables, LLC, Series 2012-1I E2 (a)(h)	7.00	03/20/17	457,820
1,367,470	Banc of America Alternative Loan Trust, Series 2005-2 4A1	5.50	03/25/20	1,432,425
250,501	Banc of America Alternative Loan Trust, Series 2005-8 2CB1 (a)	6.00	09/25/35	231,521
60,688	Banc of America Funding Corp., Series 2006-E 2A1 (a)(g)	2.85	06/20/36	48,764
248,947	Banc of America Funding Corp., Series 2006-F 1A1 (a)(g)	2.57	07/20/36	242,505
84,623	Banc of America Funding Corp., Series 2006-G 2A3 (a)(g)	0.36	07/20/36	81,708
193,022	Banc of America Funding Corp., Series 2006-H 6A1 (g)	0.38	10/20/36	130,481
126,024	Banc of America Funding Corp., Series 2007-E 4A1 (g)	2.98	07/20/47	97,862
3,174,303	Banc of America Funding Trust, Series 2006-3 5A3	5.50	03/25/36	3,087,157
175,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2 A5 (a)(g)	4.86	07/10/43	185,323
1,896,618	Bayview Commercial Asset Trust, Series 2004-3 A1 (a)(e)(g)	0.56	01/25/35	1,716,308
1,225,000	Bayview Commercial Asset Trust, Series 2006-SP1 M1 (a)(e)(g)	0.64	04/25/36	977,189
66,692	Bayview Financial Acquisition Trust, Series 2005-D AF3 (a)(g)	5.50	12/28/35	67,235
2,491,616	BCAP, LLC Trust, Series 2007-AA1 1A2 (g)	0.35	02/25/47	2,116,631
2,984,370	BCAP, LLC, Series 2013-RR2 6A1 (e)(g)	3.00	06/26/37	3,001,020
92,721	Beacon Container Finance, LLC, Series 2012-1A A (a)(e)	3.72	09/20/27	92,568
219,295	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-5 1A1 (a)(g)	2.85	08/25/47	153,081
203,984	Bear Stearns Alt-A Trust, Series 2005-8 11A1 (a)(g)	0.46	10/25/35	162,082
422,711	Bear Stearns Alt-A Trust, Series 2006-1 22A1 (g)	2.57	02/25/36	294,070
2,148,375	Bear Stearns Alt-A Trust, Series 2006-2 21A1 (g)	2.94	03/25/36	1,336,469
194,121	Bear Stearns Alt-A Trust, Series 2006-2 23A1 (a)(g)	2.78	03/25/36	127,848
1,286,516	Bear Stearns Alt-A Trust, Series 2006-3 1A1 (g)	0.57	05/25/36	774,826
1,382,289	Bear Stearns Alt-A Trust, Series 2006-4 11A1 (g)	0.51	08/25/36	904,587
121,687	Bear Stearns Asset Backed Securities Trust, Series 2005-TC2 A3 (a)(g)	0.56	08/25/35	119,897
3,728,201	Bear Stearns Asset Backed Securities Trust, Series 2006-AC2 21A3	6.00	03/25/36	3,182,368
1,815,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-T20 A4A (a)(g)	5.30	10/12/42	1,959,996
85,085	BNC Mortgage Loan Trust, Series 2007-1 A2 (a)(g)	0.25	03/25/37	82,934
1,500,000	BNC Mortgage Loan Trust, Series 2007-3 A3 (g)	0.32	07/25/37	1,372,804
105,798	BNC Mortgage Loan Trust, Series 2007-4 A3A (g)	0.44	11/25/37	104,589
3,400,000	Brazos Higher Education Authority, Series 2010-1 A2 (g)	1.47	02/25/35	3,374,927
475,218	Centex Home Equity Loan Trust, Series 2005-C AF6 (f)	4.64	06/25/35	467,248
1,700,000	Centex Home Equity Loan Trust, Series 2006-A AV4 (g)	0.44	06/25/36	1,490,574
1,016,601	Chase Mortgage Finance Trust, Series 2007-A1 8A1 (g)	3.07	02/25/37	1,009,500
342,010	ChaseFlex Trust, Series 2007-1 2A9 (a)	6.00	02/25/37	287,959
200,000	CIFC Funding Ltd., Series 2012-2A A1L (e)(g)	1.67	12/05/24	199,860
2,815,189	CIT Education Loan Trust, Series 2007-1 A (e)(g)	0.36	03/25/42	2,614,376
1,200,000	Citicorp Residential Mortgage Securities, Inc., Series 2006-2 A5 (f)	6.04	09/25/36	1,112,246
1,200,000	Citicorp Residential Mortgage Securities, Inc., Series 2007-1 A5 (f)	6.05	03/25/37	1,091,779
336,882	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1 A2D (f)	5.81	03/25/36	230,753
600,286	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8 2A1A (g)	2.85	07/25/37	488,913
4,585,500	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1 A4 (g)	0.39	01/25/37	3,690,037
609,488	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH3 A2 (g)	0.35	06/25/37	557,640
3,225,390	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4 A2B (g)	1.24	07/25/37	2,847,216
285,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4 A2C (a)(g)	1.49	07/25/37	167,618
145,013	CitiMortgage Alternative Loan Trust, Series 2006-A7 1A12	6.00	12/25/36	122,955
56,120	CitiMortgage Alternative Loan Trust, Series 2007-A4 1A6 (a)	5.75	04/25/37	51,165
935,520	Conseco Finance Home Equity Loan Trust, Series 2002-C BF1 (g)	8.00	06/15/32	1,030,250
917,176	Conseco Finance Securitizations Corp., Series 2001-4 A4 (a)	7.36	08/01/32	980,634
466,948	Continental Airlines Pass Through Trust, Series 2007-1 B (a)	6.90	04/19/22	494,964
705,606	Continental Airlines Pass Through Trust, Series 2009-1 (a)	9.00	07/08/16	809,683
742,352	Coso Geothermal Power Holdings LLC (e)	7.00	07/15/26	412,006
65,215	Countrywide Alternative Loan Trust, Series 2004-J10 4CB1	6.50	10/25/34	68,492
71,939	Countrywide Alternative Loan Trust, Series 2005-50CB 1A1 (a)	5.50	11/25/35	61,773
262,240	Countrywide Alternative Loan Trust, Series 2005-73CB 1A8	5.50	01/25/36	237,496
793,105	Countrywide Alternative Loan Trust, Series 2005-J10 1A16	5.50	10/25/35	703,111
512,658	Countrywide Alternative Loan Trust, Series 2005-J12 2A1 (g)	0.46	08/25/35	295,365
300,669	Countrywide Alternative Loan Trust, Series 2006-36T2 1A1 (a)(g)	0.51	12/25/36	186,628
34,666	Countrywide Alternative Loan Trust, Series 2006-7CB 3A1 (a)	5.25	05/25/21	29,544
331,157	Countrywide Alternative Loan Trust, Series 2007-16CB 4A7	6.00	08/25/37	286,100
257,103	Countrywide Alternative Loan Trust, Series 2007-19 1A34	6.00	08/25/37	197,588
1,491,648	Countrywide Asset-Backed Certificates, Series 2007-13 2A1 (g)	1.09	10/25/47	1,257,664
1,360,395	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB5 3A1 (g)	2.90	04/20/35	1,159,955
304,199	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY3 4A1 (a)(g)	5.45	06/25/47	268,714
88,830	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY5 1A1 (a)(g)	3.16	09/25/47	72,145
20,615	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR24 2A4 (g)	2.66	10/25/33	20,241
1,364,805	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-11 8A9	5.25	12/25/35	1,374,081
103,036	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6 8A1 (a)	4.50	07/25/20	104,851
104,972	Credit Suisse Mortgage Capital Certificates, Series 2006-8 3A1 (a)	6.00	10/25/21	100,479
1,462,865	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB7 A5 (g)	0.43	10/25/36	921,364
1,551,466	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB8 A2B (g)	0.30	10/25/36	1,427,234
515,699	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB9 A2 (g)	0.30	11/25/36	245,768
3,491,939	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB9 A3 (g)	0.34	11/25/36	1,675,151
3,218,546	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB9 A4 (g)	0.42	11/25/36	1,564,247
2,757,344	Credit-Based Asset Servicing and Securitization, LLC, Series 2007-CB2 A2B (f)	5.15	02/25/37	2,207,050
2,830,949	Credit-Based Asset Servicing and Securitization, LLC, Series 2007-CB2 A2E (a)(f)	5.15	02/25/37	2,250,361
1,420,017	Credit-Based Asset Servicing and Securitization, LLC, Series 2007-CB5 A3 (g)	0.44	04/25/37	777,659
579,583	Cronos Containers Program, Ltd., Series 2012-1A A (e)	4.21	05/18/27	589,069
508,750	Cronos Containers Program, Ltd., Series 2012-2A A (a)(e)	3.81	09/18/27	511,730
926,076	CSAB Mortgage Backed Trust, Series 2007-1 1A1A (g)	5.90	05/25/37	601,127
1,782,986	CSMC Trust, Series 2013-3R 5A1 (e)(g)	2.76	10/27/36	1,788,414
75,000	DBRR Trust, Series 2011-LC2 A4A (a)(e)(g)	4.54	07/12/44	80,950
152,944	DBRR Trust, Series 2012-EZ1 A (a)(e)	0.95	09/25/45	153,245
152,225	DBRR Trust, Series 2013-EZ2 A (a)(e)(g)	0.85	02/25/45	152,173
1,057,339	Delta Air Lines Pass Through Trust, Series 2002-1 G-1 (a)	6.72	01/02/23	1,168,359
267,703	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2 A5B (f)	6.09	06/25/36	204,016
752,986	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1 A4 (g)	0.35	01/25/47	495,750
2,920,000	Equifirst Loan Securitization Trust, Series 2007-1 A2B (g)	0.38	04/25/37	1,667,659
76,051	Equity One ABS, Inc., Series 2002-4 M1 (a)(g)	5.22	02/25/33	70,554
3,661,000	First Franklin Mortgage Loan Trust, Series 2006-FF13 A2D (g)	0.43	10/25/36	2,159,734
3,008,970	First Franklin Mortgage Loan Trust, Series 2006-FF18 A2B (g)	0.30	12/25/37	1,704,730
854,605	First Franklin Mortgage Loan Trust, Series 2007-FF1 A2C (g)	0.33	01/25/38	517,017
1,219,891	First Horizon Alternative Mortgage Securities Trust, Series 2005-AA3 2A1 (g)	2.38	05/25/35	938,486
443,021	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA8 1A1	6.25	02/25/37	393,623
522,037	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA8 1A8 (a)(g)	0.56	02/25/37	322,924
4,610,000	First NLC Trust, Series 2005-4 A4 (g)	0.58	02/25/36	2,476,630
218,508	FNMA, Series 2012-M15, Class A (a)(g)	2.75	10/25/22	214,470
200,039	FPL Energy National Wind Portfolio, LLC (e)	6.13	03/25/19	156,029
1,328,780	GE Business Loan Trust, Series 2003-2A A (e)(g)	0.56	11/15/31	1,282,736
1,055,884	GE Business Loan Trust, Series 2004-1 A (a)(e)(g)	0.48	05/15/32	1,014,788
1,014,965	GE Business Loan Trust, Series 2005-1A A3 (a)(e)(g)	0.44	06/15/33	955,906
1,267,223	GE Business Loan Trust, Series 2005-2A A (a)(e)(g)	0.43	11/15/33	1,187,680
56,072	GE Business Loan Trust, Series 2005-2A B (a)(e)(g)	0.69	11/15/33	45,851
116,667	GE Seaco Finance SRL, Series 2004-1A A (e)(g)	0.49	04/17/19	115,972
870,000	GE Seaco Finance SRL, Series 2005-1A A (a)(e)(g)	0.44	11/17/20	851,615
125,000	Goal Capital Funding Trust, Series 2006-1 A3 (a)(g)	0.39	11/25/26	123,064
498,747	Green Tree Financial Corp., Series 1997-1 A6 (a)	7.29	03/15/28	513,778
993,844	Green Tree, Series 2008-MH1 A2 (a)(e)(g)	8.97	04/25/38	1,100,205
965,056	Green Tree, Series 2008-MH1 A3 (a)(e)(g)	8.97	04/25/38	1,068,337
3,369,191	GreenPoint Mortgage Funding Trust, Series 2006-AR8 1A2A (g)	0.37	01/25/47	2,960,545
1,476,100	Greenwich Capital Commercial Mortgage Trust, Series 2004-GG1 A7 (g)	5.32	06/10/36	1,504,041
250,000	GS Mortgage Securities Trust, Series 2011-GC5 A4 (a)	3.71	08/10/44	254,717
354,323	GSAA Home Equity Trust, Series 2005-12 AF3 (g)	5.07	09/25/35	327,451
1,438,491	GSAA Home Equity Trust, Series 2006-20 1A1 (g)	0.26	12/25/46	711,661
1,281,000	GSAA Home Equity Trust, Series 2007-5 2A3A (g)	0.51	04/25/47	741,779
2,503,163	GSAA Trust, Series 2007-3 1A1B (g)	0.29	03/25/47	229,084
365,834	GSR Mortgage Loan Trust, Series 2004-14 3A2 (g)	3.13	12/25/34	312,477
1,525,000	GSR Mortgage Loan Trust, Series 2004-9 5A7 (a)(g)	2.60	08/25/34	1,440,427
208,980	GSR Mortgage Loan Trust, Series 2005-AR5 1A1 (g)	2.83	10/25/35	177,730
1,147,942	GSR Mortgage Loan Trust, Series 2007-AR2 2A1 (g)	2.79	05/25/47	956,906
16,089	HarborView Mortgage Loan Trust, Series 2004-8 2A4A (a)(g)	0.59	11/19/34	13,045
1,500,000	Hewett's Island Clo V, Ltd., Series 2006-5A D (e)(g)	1.72	12/05/18	1,376,166
259,140	HomeBanc Mortgage Trust, Series 2004-1 2A (g)	1.05	08/25/29	236,054
900,000	HSBC Home Equity Loan Trust USA, Series 2006-3 A4 (g)	0.43	03/20/36	865,766
327,453	HSBC Home Equity Loan Trust USA, Series 2006-4 A3V (g)	0.34	03/20/36	321,339
1,947,516	HSBC Home Equity Loan Trust USA, Series 2007-3 APT (a)(g)	1.39	11/20/36	1,944,986
227,430	HSI Asset Loan Obligation Trust, Series 2007-AR2 2A1 (a)(g)	2.85	09/25/37	166,160
2,266,139	Impac CMB Trust, Series 2004-4 1A2 (g)	0.81	09/25/34	2,203,828
1,180,271	Indiantown Cogeneration LP, Series A-10 (a)	9.77	12/15/20	1,277,489
220,968	Indymac INDA Mortgage Loan Trust, Series 2007-AR7 1A1 (a)(g)	3.21	11/25/37	196,224
1,188,439	Indymac Index Mortgage Loan Trust, Series 2004-AR12 A1 (g)	0.97	12/25/34	850,701
603,155	Indymac Index Mortgage Loan Trust, Series 2004-AR7 A2 (g)	1.05	09/25/34	492,989
349,365	Indymac Index Mortgage Loan Trust, Series 2005-AR5 1A1 (a)(g)	2.46	05/25/35	241,816
1,750,486	Indymac Index Mortgage Loan Trust, Series 2006-AR19 1A2 (a)(g)	2.91	08/25/36	1,175,237
82,493	Indymac Index Mortgage Loan Trust, Series 2006-AR25 3A1 (a)(g)	2.90	09/25/36	57,638
164,230	Indymac Index Mortgage Loan Trust, Series 2006-AR29 A1 (a)(g)	0.36	11/25/36	118,768
220,420	Indymac Index Mortgage Loan Trust, Series 2006-AR33 3A1 (g)	5.04	01/25/37	186,674
2,698,413	Indymac Index Mortgage Loan Trust, Series 2006-AR41 A3 (g)	0.37	02/25/37	1,841,149
786,674	Indymac Index Mortgage Loan Trust, Series 2006-AR7 1A1 (g)	2.98	05/25/36	552,680
3,298,420	Indymac Index Mortgage Loan Trust, Series 2006-AR7 3A1 (g)	2.73	05/25/36	2,438,329
410,665	Indymac Index Mortgage Loan Trust, Series 2006-AR7 4A1 (a)(g)	3.16	05/25/36	265,346
450,000	Indymac Index Mortgage Loan Trust, Series 2006-R1 A3 (a)(g)	4.81	12/25/35	337,098
3,396,516	Indymac Index Mortgage Loan Trust, Series 2007-AR7 2A1 (g)	2.20	06/25/37	2,417,025
367,080	Indymac Index Mortgage Loan Trust, Series 2007-FLX2 A1C (a)(g)	0.38	04/25/37	246,828
871,642	Indymac Manufactured Housing Contract, Series 1998-2 A4 (a)(g)	6.64	08/25/29	867,922
250,000	ING Investment Management Co., Series 2012-4A A1 (e)(g)	1.67	10/15/23	249,868
913,396	JetBlue Airways Pass Through Trust, Series 2004-2 G1 (g)	0.65	08/15/16	867,726
2,000,000	JetBlue Airways Pass Through Trust, Series 2004-2 G-2 (g)	0.73	11/15/16	1,802,000
3,012,706	JP Morgan Alternative Loan Trust, Series 2006-A2 3A1 (g)	2.63	05/25/36	2,247,562
223,128	JP Morgan Alternative Loan Trust, Series 2007-A2 12A2 (g)	0.29	06/25/37	222,944
3,029,717	JP Morgan Mortgage Acquisition Corp., Series 2006-WMC3 A4 (g)	0.34	08/25/36	1,636,749
4,756,818	JP Morgan Mortgage Acquisition Corp., Series 2007-CH3 A4 (a)(g)	0.40	03/25/37	3,651,117
1,110,000	JP Morgan Mortgage Acquisition Corp., Series 2007-CH4 A5 (g)	0.43	05/25/37	585,834
2,590,000	JP Morgan Mortgage Acquisition Corp., Series 2007-HE1 AF2 (f)	4.87	03/25/47	1,925,318
3,696,242	JP Morgan Mortgage Acquisition Corp., Series 2007-HE1 AF6 (f)	4.87	03/25/47	2,907,775
2,938,000	JP Morgan Mortgage Acquisition Corp., Series 2007-HE1 AV4 (g)	0.47	03/25/47	1,523,200
248,226	JP Morgan Mortgage Trust, Series 2005-A5 TA1 (g)	5.27	08/25/35	247,820
524,960	JP Morgan Mortgage Trust, Series 2005-S2 2A9	5.50	09/25/35	523,033
1,798,075	JP Morgan Mortgage Trust, Series 2006-A3 2A1 (g)	2.85	05/25/36	1,419,782
3,095,252	JP Morgan Mortgage Trust, Series 2006-S2 2A2	5.88	06/25/21	3,095,175
1,115,945	JP Morgan Mortgage Trust, Series 2007-A1 5A2 (a)(g)	3.00	07/25/35	1,123,418
50,439	JP Morgan Mortgage Trust, Series 2007-A2 4A1M (a)(g)	5.21	04/25/37	45,794
1,500,000	KKR Financial CLO Corp., Series 2005-1A B (e)(g)	0.73	04/26/17	1,459,915
1,090,594	Lehman ABS Manufactured Housing Contract Trust, Series 2001-B A6 (a)(g)	6.47	04/15/40	1,199,758
198,835	Lehman Mortgage Trust, Series 2006-1 3A3	5.50	02/25/36	196,908
208,668	Lehman XS Trust, Series 2005-6 1A1 (g)	0.45	11/25/35	123,914
4,456,992	Lehman XS Trust, Series 2006-10N 1A3A (g)	0.40	07/25/46	3,307,048
1,832,877	Lehman XS Trust, Series 2006-13 1A2 (g)	0.36	09/25/36	1,416,828
936,303	Lehman XS Trust, Series 2006-14N 3A2 (g)	0.31	08/25/36	627,312
1,828,366	Lehman XS Trust, Series 2006-19 A2 (g)	0.36	12/25/36	1,379,134
2,057,872	Lehman XS Trust, Series 2006-9 A1B (g)	0.35	05/25/46	1,580,409
310,950	MASTR Adjustable Rate Mortgages Trust, Series 2007-R5 A1 (e)(g)	2.66	11/25/35	204,700
3,806,000	Mastr Asset Backed Securities Trust, Series 2006-AM2 A4 (e)(g)	0.45	06/25/36	1,803,300
885,000	Mastr Asset Backed Securities Trust, Series 2007-HE1 A3 (g)	0.40	05/25/37	530,274
16,994	MASTR Seasoned Securitization Trust, Series 2004-1 4A1 (a)(g)	2.80	10/25/32	16,670
1,121,300	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1 A2C (g)	0.44	04/25/37	612,297
64,690	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1 A2D (g)	0.53	04/25/37	35,898
1,637,540	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3 A2B (g)	0.32	06/25/37	1,123,964
3,941,000	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3 A2C (a)(g)	0.37	06/25/37	2,278,946
4,700,000	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3 A2D (g)	0.44	06/25/37	2,745,977
3,031,581	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4 2A4 (g)	0.44	07/25/37	1,664,496
810,706	Mid-State Trust, Series 2006-1A (e)	5.79	10/15/40	856,863
337,472	Mirant Mid Atlantic Pass Through Trust, Series B	9.13	06/30/17	372,907
662,520	Mirant Mid Atlantic Pass Through Trust, Series C	10.06	12/30/28	736,457
200,000	Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC7 M2 (a)(g)	1.12	07/25/34	189,298
1,935,000	Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE1 A2C (g)	0.34	11/25/36	1,012,483
1,835,000	Morgan Stanley Capital I Trust, Series 2005-T19 A4A (a)	4.89	06/12/47	1,951,953
1,835,000	Morgan Stanley Capital I Trust, Series 2006-T21 A4 (a)(g)	5.16	10/12/52	1,984,264
175,000	Morgan Stanley Capital I Trust, Series 2006-T23 A4 (a)(g)	5.99	08/12/41	195,380
165,000	Morgan Stanley Capital I Trust, Series 2007-T27 A4 (a)(g)	5.82	06/11/42	187,506
40,000	Morgan Stanley Capital I Trust, Series 2011-C3 A2 (a)	3.22	07/15/49	41,997
150,000	Morgan Stanley Capital I Trust, Series 2011-C3 A4 (a)	4.12	07/15/49	156,731
2,975,000	Morgan Stanley Capital I, Inc. Trust, Series 2006-HE1 A4 (g)	0.48	01/25/36	2,202,598
4,400,000	Morgan Stanley Capital I, Inc. Trust, Series 2006-NC2 A2D (g)	0.48	02/25/36	3,496,508
1,736,960	Morgan Stanley Mortgage Loan Trust, Series 2006-11 1A3 (f)	6.42	08/25/36	933,885
2,451,250	Morgan Stanley Mortgage Loan Trust, Series 2006-7 5A2 (g)	5.96	06/25/36	1,463,574
245,638	Morgan Stanley Mortgage Loan Trust, Series 2007-13 6A1 (a)	6.00	10/25/37	191,433
1,508,726	Morgan Stanley Mortgage Loan Trust, Series 2007-7AX 2A1 (g)	0.31	04/25/37	744,814
3,037,784	Morgan Stanley Reremic Trust, Series 2013-R3 12A (e)(g)	2.89	01/26/47	3,058,961
2,920,000	Nationstar Home Equity Loan Trust, Series 2006-B AV4 (g)	0.47	09/25/36	2,447,169
212,843	NCUA Guaranteed Notes Trust, Series 2010-R2 1A (g)	0.56	11/06/17	212,809
157,866	NCUA Guaranteed Notes Trust, Series 2010-R2 2A (a)(g)	0.66	11/05/20	158,803
143,408	NCUA Guaranteed Notes Trust, Series 2010-R3 1A (a)(g)	0.75	12/08/20	143,939
119,192	NCUA Guaranteed Notes Trust, Series 2010-R3 2A (a)(g)	0.75	12/08/20	120,226
1,091,526	Nelnet Student Loan Trust, Series 2012-5A A (e)(g)	0.79	10/27/36	1,075,598
387,752	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2007-1 1A1A (f)	6.00	03/25/47	271,755
1,470,873	Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Series 2005-HE1 M3 (g)	0.67	09/25/35	1,222,876
1,415,441	NovaStar Mortgage Funding Trust, Series 2006-2 A2C (g)	0.34	06/25/36	825,509
1,030,728	Oakwood Mortgage Investors, Inc., Series 1999-B A4	6.99	12/15/26	1,101,399
141,601	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-5 2A1B (g)	5.64	12/25/35	139,771
681,073	Origen Manufactured Housing Contract Trust, Series 2004-A M2 (a)(g)	6.64	01/15/35	750,783
5,134,429	Ownit Mortgage Loan Trust, Series 2006-6 A2C (a)(g)	0.35	09/25/37	2,110,838
589,360	PMC Aviation, LLC, Series 2012-1I A (a)(h)	18.00	04/15/15	595,252
1,845,000	Popular ABS Mortgage Pass-Through Trust, Series 2007-A A3 (g)	0.50	06/25/47	842,409
1,030,000	Prudential Holdings, LLC (e)	8.70	12/18/23	1,296,234
541,682	Residential Accredit Loans, Inc., Series 2005-QO3 A1 (g)	0.59	10/25/45	394,153
676,538	Residential Accredit Loans, Inc., Series 2005-QO5 A1 (a)(g)	1.17	01/25/46	459,350
496,113	Residential Accredit Loans, Inc., Series 2006-QS10 A1	6.00	08/25/36	408,471
254,396	Residential Accredit Loans, Inc., Series 2006-QS17 A4	6.00	12/25/36	192,845
383,928	Residential Accredit Loans, Inc., Series 2007-QS1 1A1	6.00	01/25/37	315,121
194,815	Residential Accredit Loans, Inc., Series 2007-QS5 A1	5.50	03/25/37	150,309
780,707	Residential Accredit Loans, Inc., Series 2007-QS8 A6	6.00	06/25/37	622,497
31,173	Residential Asset Mortgage Products, Inc., Series 2004-RZ1 AI7 (a)(g)	4.03	01/25/33	32,603
436,122	Residential Asset Mortgage Products, Inc., Series 2004-SL3 A4	8.50	12/25/31	428,756
451,004	Residential Asset Securitization Trust, Series 2006-A10 A5	6.50	09/25/36	324,968
1,243,387	Residential Asset Securitization Trust, Series 2007-A5 1A2 (g)	0.59	05/25/37	376,320
2,469,789	Saxon Asset Securities Trust, Series 2005-4 A1B (g)	0.57	11/25/37	2,226,245
3,635,000	Saxon Asset Securities Trust, Series 2006-3 A3 (g)	0.36	10/25/46	2,705,759
1,365,000	Saxon Asset Securities Trust, Series 2007-1 A2C (g)	0.34	01/25/47	730,279
2,389,920	Securitized Asset Backed Receivables, LLC Trust, Series 2007-BR5 A2C (g)	0.54	05/25/37	1,301,278
229,739	Securitized Asset Backed Receivables, LLC Trust, Series 2007-NC1 A2B (g)	0.34	12/25/36	114,852
2,411,355	Securitized Asset Backed Receivables, LLC Trust, Series 2007-NC2 A2B (g)	0.33	01/25/37	1,423,425
1,100,000	SLC Student Loan Trust, Series 2006-2 A5 (g)	0.37	09/15/26	1,058,190
1,300,000	SLM Student Loan Trust, Series 2006-2 A6 (g)	0.45	01/25/41	1,097,394
1,300,000	SLM Student Loan Trust, Series 2006-8 A6 (g)	0.44	01/25/41	1,100,930
3,200,000	SLM Student Loan Trust, Series 2008-4 A4 (g)	1.93	07/25/22	3,345,301
1,425,000	Sound Point CLO, Ltd., Series 2012-1A C (a)(e)(g)	3.58	10/20/23	1,426,359
976,369	Soundview Home Loan Trust, Series 2006-EQ2 A4 (g)	0.43	01/25/37	597,714
1,200,000	Soundview Home Loan Trust, Series 2007-NS1 A4 (g)	0.49	01/25/37	624,495
3,349,000	Soundview Home Loan Trust, Series 2007-OPT2 2A4 (g)	0.44	07/25/37	1,456,750
896,120	Spirit Master Funding, LLC, Series 2005-1 A1 (a)(e)	5.05	07/20/23	898,809
144,774	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1 7A3 (a)(g)	5.30	02/25/36	140,958
788,732	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1 7A4 (g)	5.30	02/25/36	625,741
73,687	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3 3A1 (a)(g)	5.16	04/25/47	55,912
3,550,394	Structured Asset Mortgage Investments II Trust, Series 2007-AR6 A1 (g)	1.67	08/25/47	2,809,717
191,840	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-4XS 2A1A (a)(g)	1.94	03/25/35	183,607
1,214,476	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-26A 3A5 (a)(g)	2.57	09/25/33	1,172,170
1,315,000	Symphony CLO IX, LP, Series 2012-9A C (a)(e)(g)	3.53	04/16/22	1,318,778
255,000	TAL Advantage I, LLC, Series 2006-1A (a)(e)(g)	0.38	04/20/21	251,097
392,333	TAL Advantage I, LLC, Series 2010-2A A (e)(h)	4.30	10/20/25	397,363
189,583	TAL Advantage I, LLC, Series 2011-1A A (e)	4.60	01/20/26	191,927
49,441	Terwin Mortgage Trust, Series 2005-1SL M1 (e)(g)	1.06	02/25/35	49,340
182,083	Textainer Marine Containers, Ltd., Series 2005-1A A (a)(e)(g)	0.44	05/15/20	179,755
553,086	Trinity Rail Leasing LP, Series 2006-1A A1 (a)(e)	5.90	05/14/36	610,765
824,596	Trip Rail Master Funding, LLC, Series 2011-1A A1A (a)(e)	4.37	07/15/41	899,935
524,117	Triton Container Finance, LLC, Series 2006-1A (a)(e)(g)	0.37	11/26/21	511,376
281,250	Triton Container Finance, LLC, Series 2007-1A (a)(e)(g)	0.34	02/26/19	277,731
713,333	Triton Container Finance, LLC, Series 2012-1A A (e)	4.21	05/14/27	716,777
493,051	UAL Pass Through Trust, Series 2009-1	10.40	11/01/16	569,474
180,000	US Airways 2012-2 Class A Pass Through Trust	4.63	06/03/25	178,200
1,830,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20 A7 (a)(g)	5.12	07/15/42	1,957,255
12,823	WaMu Mortgage Pass Through Certificates, Series 2002-AR18 A (a)(g)	2.44	01/25/33	12,838
924,409	WaMu Mortgage Pass Through Certificates, Series 2005-AR17 A1A1 (g)	0.46	12/25/45	821,464
1,618,324	WaMu Mortgage Pass Through Certificates, Series 2005-AR7 A2 (g)	2.45	08/25/35	1,624,268
316,467	WaMu Mortgage Pass Through Certificates, Series 2006-AR12 2A3 (a)(g)	5.70	10/25/36	249,387
186,091	WaMu Mortgage Pass Through Certificates, Series 2006-AR16 1A1 (a)(g)	2.39	12/25/36	154,927
348,288	WaMu Mortgage Pass Through Certificates, Series 2007-HY3 4A1 (a)(g)	2.56	03/25/37	320,254
881,051	WaMu Mortgage Pass Through Certificates, Series 2007-OA1 A1A (g)	0.87	02/25/47	648,734
660,101	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-3 2A3 (g)	0.74	05/25/35	432,614
394,305	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-4 CB13 (g)	0.69	06/25/35	282,381
1,370,017	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1 4CB	6.50	02/25/36	888,128
498,583	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-7 A1A (f)	5.15	09/25/36	295,094
2,205,771	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR2 A1A (g)	1.11	04/25/46	1,470,111
2,211,002	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR7 A1A (g)	1.09	09/25/46	1,189,230
2,550,116	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA2 2A (g)	0.87	01/25/47	1,487,188
2,207,923	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA3 2A (g)	0.92	02/25/47	1,302,137
48,926	Wells Fargo Alternative Loan Trust, Series 2005-2 A4 (a)(g)	0.53	10/25/35	48,542
255,967	Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2006-3 A2 (g)	0.34	01/25/37	234,684
115,000	WF-RBS Commercial Mortgage Trust, Series 2011-C5 A4 (a)	3.67	11/15/44	116,463
1,095,000	Wind River CLO, Ltd., Series 2004-1A B1 (a)(e)(g)	1.37	12/19/16	1,090,296
Total Asset Backed Obligations
(Cost $232,852,105)				265,413,174

Corporate Convertible Bonds - 18.8%
Consumer Discretionary - 3.6%
1,807,000	Callaway Golf Co. (a)(e)	3.75	08/15/19	1,943,654
5,650,000	Chemed Corp. (a)	1.88	05/15/14	5,967,813
1,398,000	DR Horton, Inc., Series DHI (a)	2.00	05/15/14	2,323,301
9,494,000	Equinix, Inc. (a)	3.00	10/15/14	16,009,257
1,000,000	Exide Technologies (a)(g)(i)	0.00	09/18/13	150,000
1,210,000	Hawaiian Holdings, Inc. (a)	5.00	03/15/16	1,327,975
6,500,000	Hertz Global Holdings, Inc. (a)	5.25	06/01/14	19,552,845
3,737,000	Home Inns & Hotels Management, Inc. (a)	2.00	12/15/15	3,276,882
8,146,000	JAKKS Pacific, Inc. (a)	4.50	11/01/14	8,227,460
466,000	JetBlue Airways Corp., Series A-C (a)	6.75	10/15/39	651,235
880,000	KB Home (a)	1.38	02/01/19	917,400
1,894,000	Lennar Corp. (a)(e)	2.75	12/15/20	3,247,026
3,141,000	Live Nation Entertainment, Inc. (a)	2.88	07/15/27	3,186,152
5,600,000	M/I Homes, Inc. (a)	3.25	09/15/17	6,874,000
825,000	Meritor, Inc. (a)(e)	7.88	03/01/26	1,007,016
1,530,000	MGM Resorts International (a)	4.25	04/15/15	1,716,469
8,100,000	Navistar International Corp. (a)	3.00	10/15/14	7,907,625
5,200,000	priceline.com, Inc. (a)	1.25	03/15/15	14,225,250
8,000,000	Regis Corp. (a)	5.00	07/15/14	9,360,000
6,392,000	Standard Pacific Corp. (a)	1.25	08/01/32	8,185,755
1,098,000	The Ryland Group, Inc. (a)	1.63	05/15/18	1,594,159
1,277,000	TIBCO Software, Inc. (a)	2.25	05/01/32	1,247,469
6,664,000	Titan Machinery, Inc. (a)	3.75	05/01/19	6,264,160
1,015,000	Toll Brothers Finance Corp. (a)(e)	0.50	09/15/32	1,036,569
1,800,000	Volkswagen International Finance NV (e)	5.50	11/09/15	2,409,228
1,800,000	Wabash National Corp. (a)	3.38	05/01/18	2,202,750
1,349,000	WESCO International, Inc. (a)	6.00	09/15/29	3,323,599
1,255,000	XM Satellite Radio, Inc. (a)(e)	7.00	12/01/14	2,392,344
				136,527,393
Consumer Staples - 1.0%
3,450,000	Array BioPharma, Inc. (a)	3.00	06/01/20	3,301,219
1,706,000	Chiquita Brands International, Inc. (a)	4.25	08/15/16	1,638,826
5,950,000	Tyson Foods, Inc. (a)	3.25	10/15/13	9,084,906
5,500,000	United Rentals, Inc. (a)	4.00	11/15/15	24,653,750
				38,678,701
Energy - 0.6%
770,000	Alpha Appalachia Holdings, Inc. (a)	3.25	08/01/15	700,700
920,000	Chesapeake Energy Corp.	2.50	05/15/37	871,125
3,784,000	Cobalt International Energy, Inc. (a)	2.63	12/01/19	4,018,135
1,148,000	Goodrich Petroleum Corp. (a)	5.00	10/01/29	1,145,130
3,900,000	Green Plains Renewable Energy, Inc. (a)	5.75	11/01/15	4,489,875
881,000	Newpark Resources, Inc. (a)	4.00	10/01/17	1,124,376
461,000	Peabody Energy Corp.	4.75	12/15/41	322,412
695,000	Pengrowth Energy Corp.	6.25	03/31/17	670,747
6,000,000	SEACOR Holdings, Inc. (a)(e)	2.50	12/15/27	6,937,500
1,953,000	Stone Energy Corp. (a)	1.75	03/01/17	1,816,290
756,000	Western Refining, Inc. (a)	5.75	06/15/14	2,199,015
				24,295,305
Financial - 2.3%
757,000	Affiliated Managers Group, Inc.	3.95	08/15/38	975,584
890,000	Air Lease Corp. (a)(e)	3.88	12/01/18	1,104,156
8,500,000	American Equity Investment Life Holding Co. (a)(e)	3.50	09/15/15	11,374,063
725,000	American Equity Investment Life Holding Co. (a)(e)	5.25	12/06/29	1,225,250
2,118,000	Amtrust Financial Services, Inc. (a)	5.50	12/15/21	2,970,495
10,729,000	CBIZ, Inc. (a)(e)	4.88	10/01/15	11,902,485
1,532,000	DFC Global Corp. (a)(e)	3.25	04/15/17	1,511,893
6,961,000	Encore Capital Group, Inc. (a)(e)	3.00	11/27/17	8,431,511
4,722,000	Encore Capital Group, Inc. (a)(e)	3.00	07/01/20	4,551,536
1,096,000	Forest City Enterprises Inc (a)	4.25	08/15/18	1,230,945
1,830,000	Forest City Enterprises, Inc.	3.63	10/15/14	2,281,781
7,903,000	Forestar Group, Inc. (a)	3.75	03/01/20	8,920,511
5,000,000	FXCM, Inc. (a)(e)(h)	2.25	06/15/18	5,352,500
3,080,000	Icahn Enterprises LP (e)(g)	4.00	08/15/13	3,084,620
597,000	iStar Financial, Inc. (a)	3.00	11/15/16	709,684
921,000	Jefferies Group LLC (a)	3.88	11/01/29	984,894
1,024,000	Knight Capital Group, Inc.	3.50	03/15/15	1,021,706
856,000	Knight Capital Group, Inc. (a)	3.50	03/15/15	859,745
1,807,000	Leucadia National Corp.	3.75	04/15/14	2,291,502
4,772,000	Meadowbrook Insurance Group, Inc. (a)(e)	5.00	03/15/20	5,463,940
1,048,000	MGIC Investment Corp. (a)(e)(i)	9.00	04/01/63	1,106,295
620,000	National Financial Partners Corp.	4.00	06/15/17	1,268,675
373,000	National Financial Partners Corp. (a)	4.00	06/15/17	763,251
1,845,000	Radian Group, Inc. (a)	2.25	03/01/19	2,362,753
1,900,000	The NASDAQ OMX Group, Inc. (h)	2.50	08/15/13	1,902,850
2,455,000	Walter Investment Management Corp. (a)	4.50	11/01/19	2,471,878
				86,124,503
Healthcare - 3.4%
8,125,000	Accuray, Inc. (a)	3.75	08/01/16	7,830,469
2,000,000	Accuray, Inc. (a)(e)	3.50	02/01/18	2,512,500
313,000	Allscripts Healthcare Solutions, Inc. (a)(e)	1.25	07/01/20	308,501
8,702,000	Cubist Pharmaceuticals, Inc. (a)	2.50	11/01/17	15,266,571
6,251,000	Endo Health Solutions, Inc. (a)	1.75	04/15/15	8,372,433
870,000	Exelixis, Inc. (a)	4.25	08/15/19	846,075
3,992,000	Illumina, Inc. (a)(e)	0.25	03/15/16	4,326,330
4,000,000	Insulet Corp. (a)	3.75	06/15/16	5,235,000
530,000	Isis Pharmaceuticals, Inc. (a)(e)	2.75	10/01/19	928,494
10,115,000	Molina Healthcare, Inc. (a)	3.75	10/01/14	13,042,028
9,975,000	Mylan, Inc. (a)	3.75	09/15/15	23,690,625
1,007,000	Omnicare, Inc. (a)	3.75	12/15/25	1,867,985
5,125,000	Teleflex, Inc. (a)	3.88	08/01/17	6,947,578
1,006,000	The Medicines Co. (a)(e)	1.38	06/01/17	1,270,075
6,514,000	Theravance, Inc. (a)	2.13	01/15/23	10,072,272
7,835,000	ViroPharma, Inc. (a)	2.00	03/15/17	12,903,266
500,000	Vivus, Inc. (a)(e)	4.50	05/01/20	504,688
3,022,000	Volcano Corp. (a)	2.88	09/01/15	3,012,556
7,898,000	Volcano Corp. (a)	1.75	12/01/17	7,246,415
1,459,000	Wright Medical Group, Inc. (a)(e)	2.00	08/15/17	1,773,597
				127,957,458
Industrial - 2.7%
3,000,000	AAR Corp., Series B (a)	2.25	03/01/16	2,971,875
7,355,000	AirTran Holdings, Inc. (a)	5.25	11/01/16	10,508,456
8,000,000	Altra Holdings, Inc. (a)	2.75	03/01/31	9,605,000
3,000,000	AM Castle & Co. (a)(e)	7.00	12/15/17	4,995,000
2,675,000	Bristow Group, Inc. (a)	3.00	06/15/38	3,166,531
2,411,000	Cemex SAB de CV (a)	3.75	03/15/18	2,976,078
9,332,000	Covanta Holding Corp. (a)	3.25	06/01/14	12,061,610
9,000,000	EnerSys, Inc. (a)(f)	3.38	06/01/38	11,818,170
1,860,000	Genco Shipping & Trading, Ltd. (a)	5.00	08/15/15	518,475
2,898,000	General Cable Corp. (a)(f)	4.50	11/15/29	3,205,913
875,000	Greenbrier Cos., Inc. (a)	3.50	04/01/18	903,438
8,500,000	Griffon Corp. (a)(e)	4.00	01/15/17	9,079,062
8,979,000	Kaman Corp. (a)(e)	3.25	11/15/17	10,668,174
919,000	PHH Corp. (a)	6.00	06/15/17	1,654,200
8,700,000	RTI International Metals, Inc. (a)	1.63	10/15/19	8,232,375
5,147,000	Vishay Intertechnology, Inc. (a)(e)	2.25	06/01/42	6,565,642
1,300,000	XPO Logistics, Inc. (a)	4.50	10/01/17	1,617,688
				100,547,687
Information Technology - 3.1%
1,098,000	Bottomline Technologies (de), Inc. (a)	1.50	12/01/17	1,203,683
7,299,000	CACI International, Inc. (a)	2.13	05/01/14	8,758,800
625,000	CACI International, Inc. (a)(e)	2.13	05/01/14	750,000
5,569,000	Cadence Design Systems, Inc. (a)	2.63	06/01/15	10,831,705
7,450,000	Ciena Corp. (a)(e)	4.00	03/15/15	8,781,687
836,000	Ciena Corp. (a)(e)	4.00	12/15/20	1,094,638
3,000,000	Concur Technologies, Inc. (a)(e)	0.50	06/15/18	3,000,000
4,000,000	Cornerstone OnDemand, Inc. (a)(e)	1.50	07/01/18	4,205,000
1,720,000	Electronic Arts, Inc. (a)	0.75	07/15/16	1,799,550
7,300,000	GT Advanced Technologies, Inc. (a)	3.00	10/01/17	6,232,375
8,150,000	Mentor Graphics Corp. (a)	4.00	04/01/31	9,953,187
2,366,000	Microchip Technology, Inc. (a)	2.13	12/15/37	3,444,009
1,560,000	Micron Technology, Inc., Series A (a)	1.50	08/01/31	2,402,400
4,000,000	Mindspeed Technologies, Inc. (a)(e)	6.75	06/15/17	4,442,500
2,568,000	Novellus Systems, Inc. (a)	2.63	05/15/41	3,632,115
1,600,000	ON Semiconductor Corp., Series B (a)	2.63	12/15/26	1,847,000
2,300,000	Photronics, Inc. (a)	5.50	10/01/14	3,908,563
9,708,000	Photronics, Inc. (a)	3.25	04/01/16	10,672,732
5,500,000	Quantum Corp. (a)(e)	4.50	11/15/17	6,074,062
5,000,000	Radisys Corp. (a)(h)	4.50	02/15/15	4,727,000
5,000,000	Rudolph Technologies, Inc. (a)(e)	3.75	07/15/16	5,728,125
5,534,000	Take-Two Interactive Software, Inc. (a)	4.38	06/01/14	7,854,821
4,000,000	Take-Two Interactive Software, Inc. (a)	1.00	07/01/18	3,910,000
2,323,000	VeriSign, Inc. (a)	3.25	08/15/37	3,279,786
				118,533,738
Materials - 0.7%
8,970,000	Horsehead Holding Corp. (a)	3.80	07/01/17	9,614,719
827,000	Kaiser Aluminum Corp. (a)	4.50	04/01/15	1,124,203
9,000,000	Silver Standard Resources, Inc. (a)(e)	2.88	02/01/33	6,811,875
3,000,000	Steel Dynamics, Inc. (a)	5.13	06/15/14	3,215,625
2,328,000	Sterlite Industries India, Ltd. (a)	4.00	10/30/14	2,274,165
1,610,000	Stillwater Mining Co. (a)	1.75	10/15/32	1,659,306
				24,699,893
Telecommunication Services - 1.4%
9,000,000	Alaska Communications Systems Group, Inc. (a)(e)	6.25	05/01/18	7,171,875
6,114,000	Blucora, Inc. (a)(e)	4.25	04/01/19	6,859,144
8,600,000	Comtech Telecommunica-tions Corp. (a)	3.00	05/01/29	8,815,000
4,000,000	Dealertrack Technologies, Inc. (a)	1.50	03/15/17	4,640,000
3,750,000	Infinera Corp. (a)(e)(h)	1.75	06/01/18	4,138,875
3,478,000	InterDigital, Inc. (a)	2.50	03/15/16	3,745,371
1,050,000	Ixia (a)	3.00	12/15/15	1,261,969
1,321,000	SBA Communications Corp. (a)	4.00	10/01/14	3,244,706
981,000	Virgin Media, Inc. (a)	6.50	11/15/16	2,610,686
6,175,000	WebMD Health Corp. (a)	2.25	03/31/16	6,082,375
3,338,000	WebMD Health Corp. (a)	2.50	01/31/18	3,104,340
				51,674,341
Total Corporate Convertible Bonds
(Cost $592,992,981)				709,039,019

Corporate Non-Convertible Bonds - 2.4%
Consumer Discretionary - 0.0%
1,416,000	Jarden Corp.	7.50	05/01/17	1,559,370

Consumer Staples - 0.0%
1,000,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC / Reynolds Group Issuer Lu	7.88	08/15/19	1,095,000

Energy - 0.2%
1,420,000	Arch Coal, Inc.	7.00	06/15/19	1,189,250
470,000	CenterPoint Energy Resources Corp.	6.15	05/01/16	530,006
2,830,000	Energy Transfer Partners LP (a)(e)(g)	3.29	11/01/66	2,561,150
910,000	Newfield Exploration Co.	5.63	07/01/24	887,250
170,000	Petrobras Global Finance BV (a)(g)	1.89	05/20/16	169,405
130,000	Plains Exploration & Production Co. (a)	6.88	02/15/23	139,294
210,000	The Williams Cos., Inc.	7.88	09/01/21	253,899
				5,730,254
Financial - 1.7%
1,850,000	Abbey National Treasury Services PLC (a)(e)	3.88	11/10/14	1,905,641
37,334	ADFITECH, Inc.	8.00	03/15/20	23,979
945,000	Bank of America Corp. (a)	5.63	10/14/16	1,046,253
1,150,000	Bank of America Corp., MTN (a)	7.38	05/15/14	1,210,155
20,000	Bank of America Corp., MTN, Series L	5.65	05/01/18	22,243
750,000	Bank of America NA BKNT	5.30	03/15/17	814,124
1,500,000	Bank of America NA BKNT (a)	6.10	06/15/17	1,674,477
750,000	Bank of America NA BKNT (g)	0.57	06/15/17	718,958
1,540,000	Chase Capital III, Series C (a)(g)	0.82	03/01/27	1,257,025
925,000	Chase Capital VI (g)	0.90	08/01/28	755,031
2,475,000	CIT Group, Inc. (a)(e)	6.63	04/01/18	2,685,375
135,000	Citigroup, Inc.	6.50	08/19/13	136,001
400,000	Citigroup, Inc. (a)(g)	0.55	11/05/14	397,334
150,000	Citigroup, Inc.	5.85	08/02/16	167,887
90,000	Citigroup, Inc.	6.13	05/15/18	103,136
2,200,000	Citigroup, Inc. (a)(g)	1.98	05/15/18	2,266,801
3,250,000	Citigroup, Inc. (a)(g)	0.82	08/25/36	2,623,975
100,000	Credit Suisse New York	5.50	05/01/14	104,097
500,000	Credit Suisse New York	6.00	02/15/18	562,189
965,000	Discover Financial Services	3.85	11/21/22	907,971
925,000	Duke Realty LP REIT	7.38	02/15/15	1,009,938
800,000	Farmers Exchange Capital (a)(e)	7.05	07/15/28	935,745
500,000	Ford Motor Credit Co., LLC	7.00	04/15/15	543,306
200,000	Ford Motor Credit Co., LLC (a)	1.70	05/09/16	196,873
1,500,000	Ford Motor Credit Co., LLC (g)	1.53	05/09/16	1,511,538
207,000	General Electric Capital Corp.	5.63	05/01/18	237,684
150,000	General Electric Capital Corp., MTN	3.10	01/09/23	141,988
100,000	General Electric Capital Corp., MTN (g)	0.48	05/11/16	99,080
150,000	General Electric Capital Corp., MTN	5.38	10/20/16	167,500
900,000	General Electric Capital Corp., MTN (a)(g)	0.65	05/05/26	831,454
3,700,000	General Electric Capital Corp., MTN (g)	0.76	08/15/36	3,020,140
400,000	General Electric Capital Corp., MTN, Series A (g)	0.53	09/15/14	400,316
150,000	HBOS PLC, MTN (e)	6.75	05/21/18	159,576
100,000	HCP, Inc.	2.63	02/01/20	93,820
232,000	HCP, Inc. REIT	5.63	05/01/17	258,590
1,000,000	HCP, Inc., MTN REIT	6.30	09/15/16	1,136,636
1,380,000	Health Care REIT, Inc. (a)	4.95	01/15/21	1,470,698
60,000	Health Care REIT, Inc.	5.25	01/15/22	64,597
35,000	Health Care REIT, Inc.	6.50	03/15/41	38,967
1,409,000	Healthcare Realty Trust, Inc. REIT	6.50	01/17/17	1,576,519
540,000	Healthcare Realty Trust, Inc. REIT	5.75	01/15/21	586,189
1,475,000	International Lease Finance Corp. (e)	6.75	09/01/16	1,600,375
725,000	JP Morgan Chase Capital XIII (g)	1.23	09/30/34	573,656
150,000	JPMorgan Chase & Co.	4.50	01/24/22	157,347
2,840,000	JPMorgan Chase Capital XXI, Series U (g)	1.22	02/02/37	2,186,800
450,000	JPMorgan Chase Capital XXIII (g)	1.28	05/15/47	344,250
1,600,000	Lloyds TSB Bank PLC	4.88	01/21/16	1,725,430
830,000	Macquarie Bank, Ltd. (e)	5.00	02/22/17	890,077
700,000	Macquarie Bank, Ltd. (e)	6.63	04/07/21	741,803
80,000	Merrill Lynch & Co., Inc., MTN (g)	8.68	05/02/17	88,704
80,000	Merrill Lynch & Co., Inc., MTN (g)	8.95	05/18/17	89,400
80,000	Merrill Lynch & Co., Inc., MTN (g)	9.57	06/06/17	91,304
200,000	Metropolitan Life Global Funding I (e)	1.50	01/10/18	195,392
1,645,000	Morgan Stanley	6.00	05/13/14	1,711,246
90,000	Morgan Stanley	4.20	11/20/14	93,135
925,000	Morgan Stanley, MTN (a)(g)	0.73	10/18/16	896,189
1,250,000	Nationwide Health Properties, Inc.	6.00	05/20/15	1,363,989
2,575,000	Nationwide Mutual Insurance Co. (a)(e)(g)	5.81	12/15/24	2,620,062
2,282,000	Nuveen Investments, Inc.	5.50	09/15/15	2,236,360
770,000	Raymond James Financial, Inc.	8.60	08/15/19	958,668
900,000	Royal Bank of Scotland Group PLC	6.10	06/10/23	855,397
1,600,000	SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership	5.00	08/15/18	1,705,397
250,000	The Bear Stearns Cos., LLC	5.70	11/15/14	266,412
75,000	The Bear Stearns Cos., LLC	7.25	02/01/18	89,395
250,000	The Goldman Sachs Group, Inc.	6.25	09/01/17	283,564
355,000	The Goldman Sachs Group, Inc.	6.15	04/01/18	400,444
480,000	The Goldman Sachs Group, Inc.	7.50	02/15/19	570,704
1,500,000	The Goldman Sachs Group, Inc. (a)	6.00	06/15/20	1,687,859
100,000	The Goldman Sachs Group, Inc., MTN, Series B (g)	0.68	07/22/15	98,937
477,000	Thornburg Mortgage, Inc. (h)(i)	8.00	05/15/13	44,421
1,100,000	Wachovia Corp. (a)(g)	0.62	10/28/15	1,087,800
1,155,000	WEA Finance, LLC / WT Finance Aust Pty, Ltd. (a)(e)	7.50	06/02/14	1,227,151
15,000	WEA Finance, LLC / WT Finance Aust Pty, Ltd. (e)	6.75	09/02/19	17,738
170,000	Weingarten Realty Investors, MTN REIT	4.99	09/03/13	171,076
1,000,000	WT Finance Aust Pty, Ltd. / Westfield Capital / WEA Finance, LLC (e)	5.13	11/15/14	1,063,611
				61,997,899
Healthcare - 0.1%
700,000	Boston Scientific Corp.	5.45	06/15/14	729,190
1,290,000	CHS/Community Health Systems, Inc.	8.00	11/15/19	1,378,687
1,463,000	HCA, Inc. (a)	7.25	09/15/20	1,574,554
				3,682,431
Industrial - 0.1%
1,800,000	Maxim Crane Works LP / Maxim Finance Corp. (e)	12.25	04/15/15	1,899,000
1,000,000	Sydney Airport Finance Co. Pty, Ltd. (e)	5.13	02/22/21	1,049,630
125,000	Sydney Airport Finance Co. Pty, Ltd. (e)	3.90	03/22/23	118,167
				3,066,797
Materials - 0.0%
400,000	ArcelorMittal	6.75	02/25/22	412,000
475,000	Barrick Gold Corp. (e)	2.50	05/01/18	426,732
65,000	Barrick Gold Corp. (a)(e)	4.10	05/01/23	54,410
				893,142
Telecommunication Services - 0.1%
40,000	Cablevision Systems Corp.	5.88	09/15/22	38,900
1,760,000	CenturyLink, Inc. (a)	5.80	03/15/22	1,746,800
980,000	Intelsat Jackson Holdings SA	7.25	04/01/19	1,030,225
1,120,000	Intelsat Jackson Holdings SA	8.50	11/01/19	1,212,400
745,000	Windstream Corp.	8.13	09/01/18	797,150
				4,825,475
Utilities - 0.2%
1,570,000	Edison Mission Energy (i)	7.00	05/15/17	889,013
1,590,000	FirstEnergy Corp., Series A	2.75	03/15/18	1,549,614
2,850,000	GenOn Americas Generation, LLC	9.13	05/01/31	3,063,750
150,000	Metropolitan Edison Co. (e)	3.50	03/15/23	143,975
145,000	Oncor Electric Delivery Co., LLC	6.80	09/01/18	175,417
1,710,000	PNM Resources, Inc. (a)	9.25	05/15/15	1,940,850
80,000	Public Service Co. of New Mexico	7.95	05/15/18	96,244
600,000	Sabine Pass LNG LP (e)	7.50	11/30/16	618,750
200,000	Sabine Pass LNG LP	7.50	11/30/16	216,250
				8,693,863
Total Corporate Non-Convertible Bonds
(Cost $84,341,195)				91,544,231

Exchange Traded Notes - 0.0%
20,500	iPATH S&P 500 VIX Mid-Term Futures ETN (a)(b)			472,730
Total Exchange Traded Notes
(Cost $948,087)				472,730

Foreign Government Bonds - 0.0%
220,000	Kommunalbanken AS (a)(e)(g)	0.24	08/28/14	220,103
230,000	Kommuninvest I Sverige AB (a)(e)(g)	0.26	09/12/14	230,106
Total Foreign Government Bonds
(Cost $450,000)				450,209

Interest Only Bonds - 0.1%
25,640,676	Lehman ABS Manufactured Housing Contract Trust, Series 2001-B AIOC (g)	0.55	04/15/40	580,241
59,748,123	Residential Accredit Loans, Inc., Series 2006-QS11 AV (g)	0.33	08/25/36	845,884
29,380,076	Residential Accredit Loans, Inc., Series 2006-QS6 1AV (g)	0.73	06/25/36	921,139
65,646,364	Residential Accredit Loans, Inc., Series 2007-QS2 AV (g)	0.32	01/25/37	925,154
66,017,787	Residential Accredit Loans, Inc., Series 2007-QS3 AV (g)	0.32	02/25/37	906,754
Total Interest Only Bonds
(Cost $2,663,498)				4,179,172

Municipal Bonds - 0.3%
California - 0.1%
60,000	State of California	6.20	03/01/19	70,096
2,065,000	State of California	5.70	11/01/21	2,361,740
70,000	State of California (a)	6.65	03/01/22	82,910
750,000	State of California	7.95	03/01/36	890,783
55,000	State of California (a)	7.30	10/01/39	71,028
				3,476,557
Illinois - 0.1%
1,625,000	City of Chicago IL	6.05	01/01/29	1,776,336
75,000	State of Illinois	5.67	03/01/18	82,261
1,000,000	State of Illinois	6.20	07/01/21	1,096,700
2,030,000	State of Illinois	4.95	06/01/23	2,014,897
185,000	State of Illinois	5.10	06/01/33	171,858
				5,142,052
North Carolina - 0.1%
3,300,000	North Carolina State Education Assistance Authority, Series 2011-1 A3 (g)	1.18	10/25/41	3,224,859

Texas - 0.0%
100,000	City of Houston TX	6.29	03/01/32	115,753
Total Municipal Bonds
(Cost $11,962,917)				11,959,221

Syndicated Loans - 0.1%
1,384,268	HCA, Inc.	2.95	05/01/18	1,382,754
500,000	HCA, Inc.	2.95	05/01/18	499,453
730,540	Texas Competitive Electric Holdings Co., LLC (g)	4.69	10/10/17	512,462
750,320	Texas Competitive Electric Holdings Co., LLC (g)	4.78	10/10/17	526,338
519,140	Texas Competitive Electric Holdings Co., LLC (g)	4.69	10/10/17	364,169
Total Syndicated Loans
(Cost $3,141,912)				3,285,176

U.S. Government & Agency Obligations - 2.8%
Agency - 0.5%
280,000	FFCB, Series 0 (a)(g)	0.18	09/19/14	280,073
4,500,000	FHLB	0.50	01/08/16	4,486,783
220,000	FHLB (a)(f)	0.75	05/26/28	215,652
215,000	FHLMC (a)	0.60	03/28/16	214,053
2,255,000	FHLMC	0.75	10/05/16	2,244,710
2,175,000	FNMA	0.50	10/22/15	2,171,476
5,005,000	FNMA (a)	0.50	01/29/16	4,987,823
325,000	FNMA (a)	0.65	03/28/16	323,889
4,520,000	FNMA	0.63	05/23/16	4,503,502
				19,427,961
Discount Note - 0.4%
5,970,000	FHLB (j)	0.07	08/21/13	5,969,833
580,000	FHLB (a)(j)	0.10	09/13/13	579,964
4,300,000	FHLMC (j)	0.07	08/26/13	4,299,867
2,880,000	FHLMC (j)	0.07	09/16/13	2,879,815
1,290,000	FNMA (a)(j)	0.11	07/17/13	1,289,995
225,000	FNMA (a)(j)	0.07	10/01/13	224,977
				15,244,451
Interest Only Bonds - 0.4%
6,150,153	FHLMC, Series 3262, Class KS (g)	6.22	01/15/37	753,007
9,134,545	FHLMC, Series 3271, Class SB (g)	5.86	02/15/37	1,028,269
4,722,904	FHLMC, Series 3404, Class AS (g)	5.70	01/15/38	751,091
6,148,926	FHLMC, Series 4030, Class HS (g)	6.42	04/15/42	814,277
3,975,004	FNMA, Series 2005-92, Class US (g)	5.91	10/25/25	571,415
6,092,779	FNMA, Series 2006-125, Class SM (g)	7.01	01/25/37	1,210,210
409,234	FNMA, Series 2006-27, Class SH (a)(g)	6.51	04/25/36	62,595
7,275,212	FNMA, Series 2007-52, Class LS (g)	5.86	06/25/37	1,243,520
1,856,487	FNMA, Series 2007-68, Class SC (g)	6.51	07/25/37	314,059
656,742	FNMA, Series 2007-77, Class SK (a)(g)	5.68	08/25/37	93,395
7,974,241	FNMA, Series 2009-115, Class SB (g)	6.06	01/25/40	989,331
2,984,252	FNMA, Series 2010-112, Class PI	6.00	10/25/40	442,797
2,202,451	FNMA, Series 2010-35, Class IA	5.00	07/25/38	112,753
3,080,899	GNMA, Series 2007-78, Class SG (g)	6.35	12/20/37	465,540
4,314,845	GNMA, Series 2008-51, Class GS (g)	6.04	06/16/38	746,472
386,161	GNMA, Series 2009-106, Class KS (a)(g)	6.21	11/20/39	55,592
724,464	GNMA, Series 2010-158, Class EI (a)	4.00	12/16/25	79,469
266,451	GNMA, Series 2010-4, Class NS (g)	6.20	01/16/40	44,404
3,487,495	GNMA, Series 2010-4, Class SL (g)	6.21	01/16/40	615,140
7,371,476	GNMA, Series 2011-146, Class EI	5.00	11/16/41	1,850,842
6,339,115	GNMA, Series 2011-69, Class GI	5.00	05/16/40	895,226
9,442,472	GNMA, Series 2012-7, Class PI	3.50	01/20/38	1,167,676
				14,307,080
Mortgage Securities - 0.4%
574,844	FHLMC Gold Pool #A95820	4.00	12/01/40	606,624
199,223	FHLMC Gold Pool #A96411 (a)	4.00	01/01/41	210,016
77,340	FHLMC Gold Pool #G01864 (a)	5.00	01/01/34	83,080
139,666	FHLMC Gold Pool #G05866	4.50	02/01/40	152,377
170,398	FHLMC Gold Pool #G06361	4.00	03/01/41	179,836
69,903	FHLMC Gold Pool #G13475 (a)	6.00	01/01/24	76,974
11,612	FHLMC Gold Pool #H03161 (a)	6.50	08/01/37	12,799
403,940	FHLMC Gold Pool #J13884	3.50	12/01/25	424,849
175,000	FHLMC Multifamily Structured Pass Through Certificates, Series K010, Class A2 (a)	4.33	10/25/20	191,248
15,224	FHLMC, Series 2433, Class SA (a)(g)	20.43	02/15/32	23,111
52,377	FHLMC, Series 2929, Class PE (a)	5.00	05/15/33	52,945
505,518	FHLMC, Series 3442, Class MT (g)	0.19	07/15/34	461,313
215,000	FHLMC Mutlifamily Structured Pass Through Certificates, Series K020, Class A2 (a)	2.37	05/25/22	202,751
375,000	FNCI20 - FNMA TBA	2.00	08/15/28	364,336
575,000	FNCI25 - FNMA TBA	2.50	08/15/28	577,246
540,000	FNCI25 - FNMA TBA	2.50	08/15/28	542,109
15,000	FNCI25 - FNMA TBA	2.50	08/15/28	15,059
230,000	FNCL3 - FNMA TBA	3.00	08/15/43	224,178
325,000	FNCL3 - FNMA TBA	3.00	08/15/43	316,773
415,000	FNCL3 - FNMA TBA	3.00	08/15/43	404,495
320,000	FNCL3 - FNMA TBA	3.00	08/15/43	311,900
365,000	FNCL35 - FNMA TBA	3.50	08/15/43	369,677
275,000	FNCL35 - FNMA TBA	3.50	08/15/43	278,523
415,000	FNCL35 - FNMA TBA	3.50	08/15/43	420,317
285,000	FNCL35 - FNMA TBA	3.50	08/15/43	288,652
365,000	FNCL35 - FNMA TBA	3.50	08/15/43	369,677
660,000	FNCL35 - FNMA TBA	3.50	08/15/43	668,456
235,000	FNCL35 - FNMA TBA	3.50	08/15/43	238,011
77,272	FNMA Pool #545639 (a)	6.50	04/01/32	86,650
2,853	FNMA Pool #673743 (a)(g)	2.76	11/01/32	2,866
119,934	FNMA Pool #734922	4.50	09/01/33	128,087
67,984	FNMA Pool #735646	4.50	07/01/20	72,356
48,898	FNMA Pool #735861 (a)	6.50	09/01/33	53,612
45,363	FNMA Pool #735881 (a)	6.00	11/01/34	49,978
27,244	FNMA Pool #764388 (a)(g)	5.01	03/01/34	29,128
73,627	FNMA Pool #776708 (a)	5.00	05/01/34	81,424
127,358	FNMA Pool #888219	5.50	03/01/37	138,191
28,235	FNMA Pool #895606 (a)(g)	5.78	06/01/36	30,210
129,447	FNMA Pool #897164	6.50	08/01/36	144,539
208,735	FNMA Pool #962723	5.50	04/01/38	229,043
283,088	FNMA Pool #963997	5.50	06/01/38	315,854
54,928	FNMA Pool #974148	5.50	02/01/38	59,581
166,363	FNMA Pool #AB1613	4.00	10/01/40	174,645
174,138	FNMA Pool #AB3864	3.50	11/01/41	177,327
544,455	FNMA Pool #AB5215	3.00	05/01/27	561,964
163,367	FNMA Pool #AD0791 (a)	4.76	02/01/20	184,415
163,681	FNMA Pool #AE0600 (a)	3.98	11/01/20	178,472
164,423	FNMA Pool #AE0605 (a)	4.67	07/01/20	185,410
403,312	FNMA Pool #AH3428	3.50	01/01/26	425,480
179,444	FNMA Pool #AJ0764	4.50	09/01/41	191,701
263,057	FNMA Pool #AL0149	4.00	02/01/41	275,978
196,889	FNMA Pool #AL0851	6.00	10/01/40	213,999
214,322	FNMA Pool #AL3306	2.46	04/01/23	205,980
377,709	FNMA Pool #MA1278	2.50	12/01/22	388,344
425,000	FNMA Pool #MA1490	3.00	07/01/33	429,415
46,671	FNMA, Series 2001-52, Class YZ (a)	6.50	10/25/31	53,000
22,145	FNMA, Series 2001-81, Class QG (a)	6.50	01/25/32	24,756
819,844	FNMA, Series 2003-64, Class KS (g)	9.39	07/25/18	923,316
182,419	FNMA, Series 2006-4, Class WE	4.50	02/25/36	190,141
340,000	FNMA, Series 2010-M1, Class A2	4.45	09/25/19	372,226
286,416	FNMA, Series 2012-M12, Class 1A (g)	2.93	08/25/22	286,769
355,000	G2SF3 - GNMA TBA	3.00	08/15/43	350,341
200,000	G2SF35 - GNMA TBA	3.50	08/15/43	204,844
7,838	GNMA II Pool #080610 (a)(g)	1.75	06/20/32	8,184
21,463	GNMA II Pool #081136 (a)(g)	2.13	11/20/34	22,447
24,660	GNMA II Pool #081432 (a)(g)	1.75	08/20/35	25,782
22,775	GNMA II Pool #081435 (a)(g)	1.75	08/20/35	23,811
				15,567,598
Principal Only Bonds - 0.0%
1,443,479	FHLMC, Series 3885, Class PO	0.00	11/15/33	1,353,171

U.S. Treasury Securities - 1.1%
150,000	U.S. Treasury Bill (k)	0.08	08/22/13	149,995
1,570,000	U.S. Treasury Inflation Indexed Bond (a)	2.00	01/15/14	2,004,492
8,575,000	U.S. Treasury Inflation Indexed Bond (a)	1.25	04/15/14	9,556,485
5,815,000	U.S. Treasury Inflation Indexed Bond (a)	2.00	07/15/14	7,409,943
13,880,000	U.S. Treasury Inflation Indexed Bond (a)	0.50	04/15/15	15,273,575
685,000	U.S. Treasury Inflation Indexed Bond (a)	0.13	04/15/16	740,619
1,465,000	U.S. Treasury Inflation Indexed Bond (a)	0.13	04/15/17	1,539,853
610,000	U.S. Treasury Inflation Indexed Bond (a)	0.13	04/15/18	629,916
220,000	U.S. Treasury Inflation Indexed Bonds (a)	2.13	02/15/41	285,205
895,000	U.S. Treasury Note (a)	0.75	06/30/17	883,882
410,000	U.S. Treasury Note (a)	0.75	12/31/17	401,143
210,000	U.S. Treasury Note (a)	3.50	02/15/18	231,140
355,000	U.S. Treasury Note	1.38	06/30/18	354,834
315,000	U.S. Treasury Note (a)	1.75	05/15/23	295,042
				39,756,124
Total U.S. Government & Agency Obligations
(Cost $101,421,015)				105,656,385
Total Fixed Income Securities
(Cost $1,030,773,710)				1,191,999,317
	Security
Shares	Description			Value
Rights - 0.0%
150,000	Comdisco Holding Co., Inc. (b)(l)			11,258
Total Rights
(Cost $43,783)				11,258

Investment Companies - 8.3%
23,000	American Select Portfolio			234,600
37,632	BlackRock Credit Allocation Income Trust			488,463
61,990	BlackRock Floating Rate Income Fund			933,569
146,000	Consumer Staples Select Sector SPDR Fund (a)(d)			5,791,820
69,698	Eaton Vance Limited Duration Income Fund			1,111,683
125,350	Invesco Senior Income Trust			680,650
21,000	iShares Barclays TIPS Bond Fund			2,352,210
13,500	iShares iBoxx $ High Yield Corporate Bond Fund			1,226,610
211,768	iShares MSCI Japan Index Fund			2,376,037
42,356	Japan Smaller Capitalization Fund, Inc.			362,991
169,462	MAXIS Nikkei 225 Index Fund ETF			2,770,704
41,200	Montgomery Street Income Securities, Inc.			665,792
21,182	Morgan Stanley China A Share Fund, Inc. (b)			406,906
70,200	Nuveen Credit Strategies Income Fund			701,298
61,198	PCM Fund, Inc.			717,853
57,500	PIMCO Dynamic Credit Income Fund			1,317,325
45,200	Pimco Dynamic Income Fund			1,322,100
30,000	PIMCO Income Opportunity Fund			858,000
98,012	PIMCO Income Strategy Fund II			1,031,086
8,750	ProShares UltraShort 20+ Year Treasury (a)(b)			633,763
31,100	SPDR Barclays High Yield Bond ETF			1,228,139
1,632,062	SPDR S&P 500 ETF Trust (a)(d)			261,146,241
2,100,000	Sprott Physical Gold Trust (b)			21,483,000
27,400	Western Asset Mortgage Defined Opportunity Fund, Inc.			633,488
84,716	WisdomTree Japan Hedged Equity Fund			3,863,897
Total Investment Companies
(Cost $248,138,247)				314,338,225
	Security
Principal	Description	Rate	Maturity	Value
Short-Term Investments - 0.3%
Commercial Paper - 0.3%
$2,885,000	Lloyds TSB Bank PLC (a)(k)	0.24%	08/07/13	2,884,288
2,965,000	Macquarie Bank, Ltd. (a)(k)	0.32	10/24/13	2,961,969
4,820,000	RBS Holdings USA, Inc. (a)(k)	0.35	08/20/13	4,817,657
Total Commercial Paper
(Cost $10,663,914)				10,663,914
Total Short-Term Investments
(Cost $10,663,914)				10,663,914
	Security	Strike	Exp.
Contracts	Description	Price	Date	Value
Purchased Options - 2.1%
Call Options Purchased - 1.2%
18	Accenture PLC, Class A	$55.00	01/13	34,020
1,330	Bed Bath & Beyond, Inc.	45.00	01/13	3,521,175
4,185	General Motors Co.	20.00	01/13	5,869,462
3,303	Johnson & Johnson	55.00	01/13	10,305,360
1,700	Lowe's Cos., Inc.	25.00	01/13	2,720,000
18,158	Powershares DB U.S. Dollar Index Bullish Fund	24.00	09/13	99,869
4,879	Powershares DB U.S. Dollar Index Bullish Fund	23.00	01/13	195,160
12,850	SPDR S&P 500 ETF Trust	170.00	01/13	4,330,450
75	Target Corp.	45.00	01/13	181,313
905	The Bank of New York Mellon Corp.	20.00	01/13	739,838
513	The Boeing Co.	60.00	01/13	2,205,900
2,835	The Coca-Cola Co.	30.00	01/13	2,905,875
857	The Walt Disney Co.	35.00	01/13	2,478,872
147	United Parcel Service, Inc., Class B	60.00	01/13	396,165
1,410	Walgreen Co.	25.00	01/13	2,724,120
1,770	Wal-Mart Stores, Inc.	55.00	01/13	3,504,600
3,260	Wells Fargo & Co.	25.00	01/13	5,372,480
Total Call Options Purchased
(Premiums Paid $27,407,185)				47,584,659

Put Options Purchased - 0.9%
423	Bank of Montreal	55.00	12/13	84,600
423	Bank of Nova Scotia	50.00	12/13	63,450
169	Canadian Imperial Bank of Commerce	70.00	12/13	55,770
6,346	Consumer Staples Select Sector SPDR Fund	40.00	09/13	793,250
1,484	SPDR S&P 500 ETF Trust	160.00	07/13	332,416
424	SPDR S&P 500 ETF Trust	150.00	08/13	47,912
1,695	SPDR S&P 500 ETF Trust	157.00	09/13	678,000
27,000	SPDR S&P 500 ETF Trust	162.00	01/13	25,110,000
11,700	SPDR S&P 500 ETF Trust	147.00	01/13	4,878,900
28,600	SPDR S&P 500 ETF Trust	95.00	01/13	729,300
211	Toronto Dominion Bank	72.50	01/13	51,695
848	WisdomTree Japan Hedged Equity Fund	37.00	08/13	19,080
Total Put Options Purchased
(Premiums Paid $40,081,018)				32,844,373
Total Purchased Options
(Premiums Paid $67,488,203)				80,429,032
Total Long Positions - 80.9%				$3,055,144,244
(Cost $2,468,811,544)*
Total Short Positions - (31.5)%
(Cost $(1,144,426,073))*				(1,189,462,379)
Total Written Options - (1.2)%
(Premiums Received $(39,938,652))*				(46,584,826)
Other Assets & Liabilities, Net – 51.8%				1,955,701,914
Net Assets – 100.0%				$3,774,798,953

ABSOLUTE STRATEGIES FUND
SCHEDULE OF SECURITIES SOLD SHORT
JUNE 30, 2013 (Unaudited)

	Security
Shares	Description		Value
Short Positions - (31.5)%
Equity Securities - (31.5)%
Common Stock - (31.5)%
Consumer Discretionary - (6.4)%
(3,400)	Advance Auto Parts, Inc.		$(275,978)
(54,100)	Allison Transmission Holdings, Inc.		(1,248,628)
(17,400)	America's Car-Mart, Inc.		(752,376)
(7,800)	Apollo Group, Inc., Class A		(138,216)
(25,500)	Barnes & Noble, Inc.		(406,980)
(398,000)	bebe stores, inc.		(2,232,780)
(7,900)	Big Lots, Inc.		(249,087)
(225,200)	Black Diamond, Inc.		(2,116,880)
(83,200)	Burger King Worldwide, Inc.		(1,623,232)
(391,500)	Callaway Golf Co.		(2,576,070)
(26,950)	Chemed Corp.		(1,951,989)
(53,000)	Choice Hotels International, Inc.		(2,103,570)
(3,800)	Coach, Inc.		(216,942)
(16,000)	Darden Restaurants, Inc.		(807,680)
(132,900)	Dick's Sporting Goods, Inc.		(6,652,974)
(4,400)	DIRECTV		(271,128)
(6,700)	Dollar Tree, Inc.		(340,628)
(91,713)	DR Horton, Inc.		(1,951,653)
(34,600)	Emeritus Corp.		(802,028)
(96,038)	Equinix, Inc.		(17,740,139)
(57,000)	Exide Technologies		(7,410)
(3,900)	Family Dollar Stores, Inc.		(243,009)
(204,500)	Fastenal Co.		(9,376,325)
(79,400)	Fossil Group, Inc.		(8,202,814)
(157,500)	Genuine Parts Co.		(12,296,025)
(7,400)	Guess?, Inc.		(229,622)
(120,750)	Harley-Davidson, Inc.		(6,619,515)
(6,700)	Hasbro, Inc.		(300,361)
(76,725)	Hawaiian Holdings, Inc.		(468,790)
(782,200)	Hertz Global Holdings, Inc.		(19,398,560)
(29,071)	Home Inns & Hotels Management, Inc., ADR		(776,486)
(222,900)	JAKKS Pacific, Inc.		(2,507,625)
(134,300)	JC Penney Co., Inc.		(2,293,844)
(72,228)	JetBlue Airways Corp.		(455,036)
(312,250)	Johnson Controls, Inc.		(11,175,427)
(19,441)	KB Home		(381,627)
(153,400)	L Brands, Inc.		(7,554,950)
(9,700)	Landauer, Inc.		(468,607)
(70,156)	Lennar Corp., Class A		(2,528,422)
(3,258)	Live Nation Entertainment, Inc.		(50,499)
(178,700)	M/I Homes, Inc.		(4,102,952)
(45,500)	MarineMax, Inc.		(515,515)
(5,400)	Meritage Homes Corp.		(234,144)
(37,810)	Meritor, Inc.		(266,561)
(29,441)	MGM Resorts International		(435,138)
(25,500)	Monro Muffler Brake, Inc.		(1,225,275)
(96,600)	Morgans Hotel Group Co.		(778,596)
(31,000)	Navistar International Corp.		(860,560)
(72,900)	Nordstrom, Inc.		(4,369,626)
(84,600)	Nu Skin Enterprises, Inc., Class A		(5,170,752)
(23,245)	priceline.com, Inc.		(19,226,637)
(86,950)	Pricesmart, Inc.		(7,619,428)
(144,800)	Quiksilver, Inc.		(932,512)
(68,650)	Rackspace Hosting, Inc.		(2,601,148)
(1,300)	Ralph Lauren Corp.		(225,862)
(344,300)	Regis Corp.		(5,653,406)
(3,800)	Ross Stores, Inc.		(246,278)
(15,300)	Saks, Inc.		(208,692)
(48,000)	Sears Holdings Corp.		(2,019,840)
(134,500)	Signet Jewelers, Ltd.		(9,069,335)
(336,400)	Southwest Airlines Co.		(4,336,196)
(556,838)	Standard Pacific Corp.		(4,638,461)
(38,974)	The Goodyear Tire & Rubber Co.		(595,912)
(119,250)	The Home Depot, Inc.		(9,238,297)
(114,934)	The Interpublic Group of Cos., Inc.		(1,672,290)
(28,787)	The Ryland Group, Inc.		(1,154,359)
(16,239)	TIBCO Software, Inc.		(347,515)
(3,400)	Tiffany & Co.		(247,656)
(4,198)	Time Warner Cable, Inc.		(472,191)
(59,122)	Titan Machinery, Inc.		(1,160,565)
(9,860)	Toll Brothers, Inc.		(321,732)
(40,900)	Ulta Salon Cosmetics & Fragrance, Inc.		(4,096,544)
(119,400)	Under Armour, Inc., Class A		(7,129,374)
(16,755)	United Continental Holdings, Inc.		(524,264)
(24,000)	Vitamin Shoppe, Inc.		(1,076,160)
(91,500)	Wabash National Corp.		(931,470)
(45,345)	WESCO International, Inc.		(3,081,646)
(92,000)	Yum! Brands, Inc.		(6,379,280)
			(242,960,081)
Consumer Staples - (2.2)%
(59,300)	Acadia Healthcare Co., Inc.		(1,961,051)
(167,200)	ACCO Brands Corp.		(1,063,392)
(88,500)	Adecoagro SA		(553,125)
(497,500)	Antares Pharma, Inc.		(2,069,600)
(312,700)	Array BioPharma, Inc.		(1,419,658)
(202,500)	BioDelivery Sciences International, Inc.		(822,150)
(13,702)	Bunge, Ltd.		(969,691)
(66,600)	Capital Senior Living Corp.		(1,591,740)
(33,700)	Cardiovascular Systems, Inc.		(714,440)
(459,900)	Cerus Corp.		(2,032,758)
(14,881)	Chiquita Brands International, Inc.		(162,500)
(151,500)	Curis, Inc.		(483,285)
(2,300)	DaVita HealthCare Partners, Inc.		(277,840)
(674,500)	Discovery Laboratories, Inc.		(1,025,240)
(184,800)	Dynavax Technologies Corp.		(203,280)
(14,200)	Elizabeth Arden, Inc.		(639,994)
(940,100)	EnteroMedics, Inc.		(1,071,714)
(137,900)	Exact Sciences Corp.		(1,918,189)
(5,800)	Express Scripts Holding Co.		(357,802)
(11,100)	HeartWare International, Inc.		(1,055,721)
(1)	Iron Mountain, Inc.		(27)
(46,300)	Ironwood Pharmaceuticals, Inc.		(460,685)
(4,400)	Kellogg Co.		(282,612)
(10,300)	Masimo Corp.		(218,360)
(3,000)	Mead Johnson Nutrition Co.		(237,690)
(91,700)	NewLink Genetics Corp.		(1,808,324)
(341,500)	Novavax, Inc.		(700,075)
(530,600)	OraSure Technologies, Inc.		(2,058,728)
(74,500)	Pacira Pharmaceuticals, Inc.		(2,160,500)
(102,448)	Post Holdings, Inc.		(4,472,880)
(567,000)	Rigel Pharmaceuticals, Inc.		(1,893,780)
(36,100)	Ritchie Bros. Auctioneers, Inc.		(693,842)
(98,100)	Standard Parking Corp.		(2,105,226)
(8,600)	Sysco Corp.		(293,776)
(109,200)	The Estee Lauder Cos., Inc., Class A		(7,182,084)
(10,400)	The Hain Celestial Group, Inc.		(675,688)
(10,200)	Tootsie Roll Industries, Inc.		(324,156)
(338,700)	Tyson Foods, Inc., Class A		(8,697,816)
(150,000)	Unilife Corp.		(475,500)
(494,400)	United Rentals, Inc.		(24,675,504)
(32,906)	Universal Corp.		(1,903,612)
(7,100)	Valassis Communications, Inc.		(174,589)
(3,400)	Varian Medical Systems, Inc.		(229,330)
(4,600)	WellCare Health Plans, Inc.		(255,530)
			(82,373,484)
Energy - (0.7)%
(19,500)	Approach Resources, Inc.		(479,115)
(170,500)	Arch Coal, Inc.		(644,490)
(711,500)	BPZ Resources, Inc.		(1,273,585)
(81,100)	Cheniere Energy, Inc.		(2,251,336)
(69,234)	Chesapeake Energy Corp.		(1,410,989)
(62,336)	Cobalt International Energy, Inc.		(1,656,267)
(2,600)	Concho Resources, Inc.		(217,672)
(67,549)	Energy XXI Bermuda, Ltd.		(1,498,237)
(352,600)	FX Energy, Inc.		(1,131,846)
(1,866)	Goodrich Petroleum Corp.		(23,885)
(160,400)	Green Plains Renewable Energy, Inc.		(2,136,528)
(13,600)	Gulfport Energy Corp.		(640,152)
(188,000)	Magnum Hunter Resources Corp.		(686,200)
(55,115)	Newpark Resources, Inc.		(605,714)
(5,100)	ONEOK, Inc.		(210,681)
(132,185)	Penn Virginia Corp.		(621,269)
(5,800)	Rosetta Resources, Inc.		(246,616)
(77,228)	Sanchez Energy Corp.		(1,773,155)
(47,675)	SEACOR Holdings, Inc.		(3,959,409)
(4,400)	SM Energy Co.		(263,912)
(6,400)	Southwestern Energy Co.		(233,792)
(20,936)	Stone Energy Corp.		(461,220)
(10,300)	Ultra Petroleum Corp.		(204,146)
(485,100)	Vantage Drilling Co.		(989,604)
(77,967)	Western Refining, Inc.		(2,188,534)
			(25,808,354)
Financial - (7.3)%
(7,538)	Affiliated Managers Group, Inc.		(1,235,780)
(14,497,000)	Agricultural Bank of China, Ltd., Class H		(5,981,189)
(20,582)	Air Lease Corp.		(567,857)
(13,801)	Alexandria Real Estate Equities, Inc. REIT		(907,002)
(616,191)	American Equity Investment Life Holding Co.		(9,674,199)
(58,296)	Amtrust Financial Services, Inc.		(2,081,167)
(19,490)	Aspen Insurance Holdings, Ltd.		(722,884)
(67,100)	Astoria Financial Corp.		(723,338)
(1,756,467)	Banco Santander SA, ADR		(11,364,342)
(891,850)	Bank of America Corp.		(11,469,191)
(15,145,000)	Bank of China, Ltd., Class H		(6,229,015)
(9,314,000)	Bank of Communications Co., Ltd., Class H		(6,004,345)
(644,708)	Barclays PLC, ADR		(11,037,401)
(171,000)	BB&T Corp.		(5,793,480)
(188,200)	Beneficial Mutual Bancorp, Inc.		(1,580,880)
(2,500)	Berkshire Hathaway, Inc., Class B		(279,800)
(4,500)	BRE Properties, Inc., REIT		(225,090)
(3,000)	Camden Property Trust REIT		(207,420)
(6,100)	Cardinal Health, Inc.		(287,920)
(778,164)	CBIZ, Inc.		(5,221,480)
(13,467,000)	China CITIC Bank Corp, Ltd., Class H		(6,216,033)
(8,367,000)	China Construction Bank Corp., Class H		(5,922,452)
(3,548,000)	China Merchants Bank Co., Ltd., Class H		(5,928,544)
(122,700)	Customers Bancorp, Inc.		(1,993,875)
(273,373)	Deutsche Bank AG		(11,467,997)
(43,110)	DFC Global Corp.		(595,349)
(55,300)	eHealth, Inc.		(1,256,416)
(221,881)	Encore Capital Group, Inc.		(7,346,480)
(3,100)	Equity Lifestyle Properties, Inc. REIT		(243,629)
(515,500)	Erste Group Bank AG		(13,758,861)
(23,542)	Forest City Enterprises, Inc., Class A		(421,637)
(221,807)	Forestar Group, Inc.		(4,449,448)
(159,900)	FXCM, Inc., Class A		(2,623,959)
(1,996,909)	Grupo Financiero Banorte SAB de CV, O Shares		(11,928,331)
(33,559)	Health Care REIT, Inc.		(2,249,460)
(5,100)	Highwoods Properties, Inc. REIT		(181,611)
(4,300)	Home Properties, Inc. REIT		(281,091)
(6,008)	Huntington Bancshares, Inc.		(47,343)
(9,947,000)	Industrial & Commercial Bank of China, Ltd., Class H		(6,271,340)
(111,238)	iStar Financial, Inc., REIT		(1,255,877)
(118,400)	Kennedy-Wilson Holdings, Inc.		(1,970,176)
(31,646)	KeyCorp		(349,372)
(18,145)	Knight Capital Group, Inc., Class A		(65,141)
(5,009)	Leucadia National Corp.		(131,336)
(68,000)	Main Street Capital Corp.		(1,882,920)
(339,276)	Meadowbrook Insurance Group, Inc.		(2,724,386)
(31,842)	MetLife, Inc.		(1,457,090)
(127,178)	MGIC Investment Corp.		(771,970)
(65,781)	National Financial Partners Corp.		(1,664,917)
(12,300)	Net 1 UEPS Technologies, Inc.		(90,528)
(1,107,000)	Nordea Bank AB		(12,380,519)
(67,300)	Northfield Bancorp, Inc.		(788,756)
(96,995)	OFG Bancorp		(1,756,579)
(592,500)	OTP Bank PLC		(12,433,460)
(8,100)	Paychex, Inc.		(295,812)
(191,700)	Plum Creek Timber Co., Inc. REIT		(8,946,639)
(2,100)	Public Storage REIT		(321,993)
(179,861)	Radian Group, Inc.		(2,089,985)
(45,900)	Realty Income Corp. REIT		(1,924,128)
(165,500)	Royal Bank of Canada		(9,650,305)
(716,000)	Swedbank AB, Class A		(16,420,990)
(36,100)	Taylor Capital Group, Inc.		(609,729)
(14,000)	TD Ameritrade Holding Corp.		(340,060)
(150,400)	TFS Financial Corp.		(1,684,480)
(101,700)	The St. Joe Co.		(2,140,785)
(160,800)	Valley National Bancorp		(1,522,776)
(4,500)	Verisk Analytics, Inc., Class A		(268,650)
(94,100)	ViewPoint Financial Group, Inc.		(1,958,221)
(21,900)	Walker & Dunlop, Inc.		(383,250)
(26,619)	Walter Investment Management Corp. REIT		(899,988)
(239,300)	Wells Fargo & Co.		(9,875,911)
(5,300)	Westamerica Bancorporation		(242,157)
(331,700)	Weyerhaeuser Co. REIT		(9,450,133)
(46,331)	Wintrust Financial Corp.		(1,773,551)
			(275,300,206)
Healthcare - (2.6)%
(933,398)	Accuray, Inc.		(5,357,704)
(35,414)	Alere, Inc.		(867,643)
(11,581)	Allscripts Healthcare Solutions, Inc.		(149,858)
(2,500)	Becton Dickinson and Co.		(247,075)
(267,003)	Cubist Pharmaceuticals, Inc.		(12,896,245)
(178,660)	Endo Health Solutions, Inc.		(6,572,901)
(120,455)	Exelixis, Inc.		(546,866)
(5,300)	Gilead Sciences, Inc.		(271,413)
(48,831)	HealthSouth Corp.		(1,406,333)
(6,600)	Hill-Rom Holdings, Inc.		(222,288)
(20,840)	Illumina, Inc.		(1,559,666)
(105,200)	Insulet Corp.		(3,304,332)
(26,128)	Isis Pharmaceuticals, Inc.		(702,059)
(2,800)	Laboratory Corp. of America Holdings		(280,280)
(223,300)	Molina Healthcare, Inc.		(8,302,294)
(715,100)	Mylan, Inc.		(22,189,553)
(65,085)	Omnicare, Inc.		(3,105,205)
(24,900)	Optimer Pharmaceuticals, Inc.		(360,303)
(2,900)	Perrigo Co.		(350,900)
(3,800)	Techne Corp.		(262,504)
(62,100)	Teleflex, Inc.		(4,812,129)
(27,018)	The Medicines Co.		(831,074)
(229,062)	Theravance, Inc.		(8,825,759)
(350,400)	ViroPharma, Inc.		(10,038,960)
(214,239)	Volcano Corp.		(3,884,153)
(37,352)	Wright Medical Group, Inc.		(978,996)
(79,000)	XenoPort, Inc.		(391,050)
			(98,717,543)
Industrial - (6.3)%
(25,700)	AAR Corp.		(564,886)
(69,400)	Aerovironment, Inc.		(1,400,492)
(201,400)	Altra Holdings, Inc.		(5,514,332)
(264,699)	AM Castle & Co.		(4,171,656)
(3,800)	Armstrong World Industries, Inc.		(181,602)
(518,100)	Atlas Copco AB, Class A		(12,515,799)
(19,000)	Brady Corp., Class A		(583,870)
(20,500)	Bristow Group, Inc.		(1,339,060)
(20,000)	CAI International, Inc.		(471,400)
(1,731,800)	Capstone Turbine Corp.		(2,026,206)
(140,100)	Caterpillar, Inc.		(11,556,849)
(203,095)	Cemex SAB de CV, ADR		(2,148,745)
(3,800)	CH Robinson Worldwide, Inc.		(213,978)
(39,300)	Clean Harbors, Inc.		(1,985,829)
(245,100)	Colfax Corp.		(12,772,161)
(6,900)	Con-way, Inc.		(268,824)
(477,195)	Covanta Holding Corp.		(9,553,444)
(5,600)	Crown Holdings, Inc.		(230,328)
(2,200)	Cummins, Inc.		(238,612)
(255,500)	Diana Containerships, Inc.		(1,090,985)
(288,800)	Donaldson Co., Inc.		(10,298,608)
(372,700)	DryShips, Inc.		(696,949)
(191,907)	Eaton Corp. PLC		(12,629,400)
(218,975)	Emerson Electric Co.		(11,942,897)
(159,900)	EnerSys, Inc.		(7,841,496)
(6,200)	Expeditors International of Washington, Inc.		(235,662)
(127,000)	Fluidigm Corp.		(2,217,420)
(153,925)	Fluor Corp.		(9,129,292)
(499,192)	Genco Shipping & Trading, Ltd.		(813,683)
(67,382)	General Cable Corp.		(2,071,997)
(449,700)	General Electric Co.		(10,428,543)
(15,000)	Granite Construction, Inc.		(446,400)
(9,195)	Greenbrier Cos., Inc.		(224,082)
(232,450)	Greif, Inc., Class A		(12,243,141)
(272,635)	Griffon Corp.		(3,067,144)
(8,000)	HMS Holdings Corp.		(186,400)
(38,500)	II-VI, Inc.		(626,010)
(81,600)	Imax Corp.		(2,028,576)
(4,400)	Joy Global, Inc.		(213,532)
(172,129)	Kaman Corp.		(5,948,778)
(41,400)	Layne Christensen Co.		(807,714)
(6,100)	National Instruments Corp.		(170,434)
(279,300)	Nordic American Tankers, Ltd.		(2,114,301)
(25,700)	OSI Systems, Inc.		(1,655,594)
(61,861)	PHH Corp.		(1,260,727)
(6,200)	Polypore International, Inc.		(249,860)
(1,100)	Precision Castparts Corp.		(248,611)
(134,744)	RTI International Metals, Inc.		(3,733,756)
(605,700)	Sandvik AB		(7,243,724)
(142,200)	Ship Finance International, Ltd.		(2,110,248)
(47,100)	Simpson Manufacturing Co., Inc.		(1,385,682)
(520,300)	SKF AB, Class B		(12,188,773)
(2,800)	Stericycle, Inc.		(309,204)
(65,365)	Swift Transportation Co.		(1,081,137)
(55,700)	Tetra Tech, Inc.		(1,309,507)
(55,900)	Textainer Group Holdings, Ltd.		(2,148,796)
(8,200)	The Babcock & Wilcox Co.		(246,246)
(21,000)	Trimble Navigation, Ltd.		(546,210)
(71,100)	Valmont Industries, Inc.		(10,173,699)
(388,184)	Vishay Intertechnology, Inc.		(5,391,876)
(43,100)	Vulcan Materials Co.		(2,086,471)
(260,000)	Wartsila OYJ Abp		(11,313,677)
(50,100)	Waste Connections, Inc.		(2,061,114)
(59,800)	Waste Management, Inc.		(2,411,734)
(2,100)	Waters Corp.		(210,105)
(8,900)	Werner Enterprises, Inc.		(215,113)
(39,500)	XPO Logistics, Inc.		(714,555)
			(235,507,936)
Information Technology - (3.2)%
(9,300)	Advent Software, Inc.		(326,058)
(196,800)	Akamai Technologies, Inc.		(8,373,840)
(115,300)	ANSYS, Inc.		(8,428,430)
(185,500)	Autodesk, Inc.		(6,295,870)
(23,747)	Bottomline Technologies (de), Inc.		(600,562)
(6,300)	Broadcom Corp., Class A		(212,688)
(7,900)	Broadridge Financial Solutions, Inc.		(209,982)
(98,400)	CACI International, Inc., Class A		(6,247,416)
(702,822)	Cadence Design Systems, Inc.		(10,176,862)
(65,400)	CGI Group, Inc., Class A		(1,915,566)
(234,545)	Ciena Corp.		(4,554,864)
(16,250)	Concur Technologies, Inc.		(1,322,425)
(45,100)	Cornerstone OnDemand, Inc.		(1,952,379)
(80,400)	Cypress Semiconductor Corp.		(862,692)
(7,300)	Diebold, Inc.		(245,937)
(21,546)	Electronic Arts, Inc.		(494,912)
(555,600)	Emcore Corp.		(2,000,160)
(81,500)	Fusion-io, Inc.		(1,160,560)
(473,900)	GT Advanced Technologies, Inc.		(1,966,685)
(75,800)	Guidance Software, Inc.		(662,492)
(21,200)	IHS, Inc., Class A		(2,212,856)
(136,300)	inContact, Inc.		(1,120,386)
(75,000)	InnerWorkings, Inc.		(813,750)
(64,997)	Lam Research Corp.		(2,881,967)
(46,900)	Mellanox Technologies, Ltd.		(2,321,550)
(205,900)	Mentor Graphics Corp.		(4,025,345)
(94,966)	Microchip Technology, Inc.		(3,537,483)
(155,999)	Micron Technology, Inc.		(2,235,466)
(5,200)	MICROS Systems, Inc.		(224,380)
(658,100)	Mindspeed Technologies, Inc.		(2,132,244)
(8,500)	MSCI, Inc.		(282,795)
(72,600)	Nuance Communications, Inc.		(1,334,388)
(75,100)	ON Semiconductor Corp.		(606,808)
(88,600)	Peregrine Semiconductor Corp.		(966,626)
(791,213)	Photronics, Inc.		(6,377,177)
(32,900)	Pitney Bowes, Inc.		(482,972)
(1,968,647)	Quantum Corp.		(2,697,046)
(69,564)	Radisys Corp.		(334,603)
(423,286)	Rudolph Technologies, Inc.		(4,740,803)
(125,700)	SAP AG, ADR		(9,154,731)
(6,800)	Silicon Laboratories, Inc.		(281,588)
(4,600)	Solera Holdings, Inc.		(255,990)
(8,500)	Stratasys, Ltd.		(711,790)
(490,795)	Take-Two Interactive Software, Inc.		(7,347,201)
(2,900)	The Dun & Bradstreet Corp.		(282,605)
(8,700)	Ultimate Software Group, Inc.		(1,020,423)
(57,665)	VeriSign, Inc.		(2,575,319)
(7,900)	VMware, Inc., Class A		(529,221)
			(119,497,893)
Materials - (1.6)%
(2,300)	Air Products & Chemicals, Inc.		(210,611)
(658,000)	AK Steel Holding Corp.		(2,000,320)
(69,826)	ArcelorMittal, ADR		(782,051)
(94,825)	BHP Billiton, Ltd., ADR		(5,467,610)
(5,400)	Carpenter Technology Corp.		(243,378)
(4,700)	Celanese Corp., Class A		(210,560)
(881,000)	Denison Mines Corp.		(1,039,580)
(460,364)	Horsehead Holding Corp.		(5,897,263)
(13,728)	Kaiser Aluminum Corp.		(850,312)
(1,109,600)	McEwen Mining, Inc.		(1,864,128)
(2,312,621)	Mexichem SAB de CV		(9,589,628)
(1,800)	Praxair, Inc.		(207,288)
(162,850)	Rio Tinto PLC, ADR		(6,689,878)
(5,000)	Royal Gold, Inc.		(210,400)
(217,500)	Silver Standard Resources, Inc.		(1,378,950)
(326,394)	Southern Copper Corp.		(9,015,002)
(53,600)	Steel Dynamics, Inc.		(799,176)
(12,758)	Sterlite Industries India, Ltd., ADR		(74,507)
(100,735)	Stillwater Mining Co.		(1,081,894)
(12,000)	Tahoe Resources, Inc.		(169,800)
(252,100)	The Dow Chemical Co.		(8,110,057)
(26,000)	Tronox, Ltd.		(523,900)
(381,100)	Turquoise Hill Resources, Ltd.		(2,259,923)
(645,300)	Uranium Energy Corp.		(1,155,087)
(46,200)	Zoltek Cos., Inc.		(596,442)
			(60,427,745)
Telecommunication Services - (1.1)%
(10,000)	Alaska Communications Systems Group, Inc.		(16,800)
(41,300)	Allot Communications, Ltd.		(566,223)
(42,600)	Aruba Networks, Inc.		(654,336)
(63,000)	Bankrate, Inc.		(904,680)
(171,244)	Blucora, Inc.		(3,174,864)
(154,000)	Cablevision Systems Corp., Class A		(2,590,280)
(36,500)	Comtech Telecommunications Corp.		(981,485)
(140,100)	Cumulus Media, Inc., Class A		(474,939)
(67,875)	Dealertrack Technologies, Inc.		(2,404,811)
(21,200)	DigitalGlobe, Inc.		(657,412)
(39,400)	EZchip Semiconductor, Ltd.		(1,063,406)
(2,100)	F5 Networks, Inc.		(144,480)
(197,800)	Infinera Corp.		(2,110,526)
(16,077)	InterDigital, Inc.		(717,838)
(52,700)	Internap Network Services Corp.		(435,829)
(149,799)	Iridium Communications, Inc.		(1,162,440)
(57,800)	Ixia		(1,063,520)
(57,900)	John Wiley & Sons, Inc., Class A		(2,321,211)
(10,600)	Level 3 Communications, Inc.		(223,448)
(13,171)	Liberty Global PLC, Class A		(975,708)
(9,832)	Liberty Global PLC, Class C		(667,494)
(390,500)	Neonode, Inc.		(2,323,475)
(22,800)	Omnicom Group, Inc.		(1,433,436)
(160,400)	Procera Networks, Inc.		(2,202,292)
(42,182)	SBA Communications Corp., Class A		(3,126,530)
(95,900)	Shaw Communications, Inc., Class B		(2,304,477)
(1,324,214)	Sirius XM Radio, Inc.		(4,436,117)
(60,900)	Thomson Reuters Corp.		(1,983,513)
(16,819)	Time Warner, Inc.		(972,475)
(4,700)	TripAdvisor, Inc.		(286,089)
(8,490)	WebMD Health Corp.		(249,351)
(109,100)	Zynga, Inc.		(303,298)
			(42,932,783)
Utilities - (0.1)%
(137,100)	Atlantic Power Corp.		(540,174)
(11,300)	CenterPoint Energy, Inc.		(265,437)
(2,500)	ITC Holdings Corp.		(228,250)
(270,700)	Just Energy Group, Inc.		(1,610,665)
(3,100)	National Fuel Gas Co.		(179,645)
(4,200)	OGE Energy Corp.		(286,440)
(18,400)	South Jersey Industries, Inc.		(1,056,344)
			(4,166,955)
Total Common Stock
(Cost $(1,142,578,814))			(1,187,692,980)

	Security
Shares	Description	Rate	Value
Preferred Stock - (0.0)%
Consumer Discretionary - (0.0)%
(8,739)	Volkswagen AG	3.56%	(1,769,399)
Total Preferred Stock
(Cost $(1,847,259))			(1,769,399)
Total Equity Securities
(Cost $(1,144,426,073))			(1,189,462,379)
Total Short Positions - (31.5)%
(Cost $(1,144,426,073))			$(1,189,462,379)

ABSOLUTE STRATEGIES FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN
JUNE 30, 2013 (Unaudited)

	Security	Strike	Exp.
Contracts	Description	Price	Date	Value
Written Options - (1.2)%
Call Options Written - (0.9)%
(345)	3M Co.	$110.00	01/13	$(191,475)
(1,019)	Altria Group, Inc.	40.00	01/13	(24,456)
(178)	Amazon.com, Inc.	310.00	01/13	(234,070)
(155)	Amazon.com, Inc.	295.00	01/13	(273,187)
(246)	American Electric Power Co., Inc.	50.00	01/13	(8,610)
(509)	American Express Co.	70.00	01/13	(397,020)
(395)	Amgen, Inc.	100.00	01/13	(284,400)
(252)	Anadarko Petroleum Corp.	90.00	01/13	(153,090)
(196)	Apache Corp.	90.00	01/13	(78,400)
(213)	Apple, Inc.	600.00	01/13	(30,459)
(2,980)	AT&T, Inc.	40.00	01/13	(89,400)
(221)	Baker Hughes, Inc.	50.00	01/13	(47,736)
(5,473)	Bank of America Corp.	15.00	01/13	(218,920)
(280)	Baxter International, Inc.	80.00	01/13	(19,880)
(275)	Becton Dickinson and Co.	95.00	12/13	(185,625)
(880)	Berkshire Hathaway, Inc., Class B	110.00	01/13	(699,600)
(842)	Bristol-Myers Squibb Co.	40.00	01/13	(492,570)
(2,000)	CarMax, Inc.	48.00	10/13	(440,000)
(979)	Chevron Corp.	130.00	01/13	(186,989)
(115)	Chipotle Mexican Grill, Inc.	330.00	01/13	(603,175)
(811)	Cintas Corp.	50.00	01/13	(77,045)
(2,637)	Cisco Systems, Inc.	25.00	01/13	(355,995)
(1,474)	Citigroup, Inc.	50.00	01/13	(493,790)
(437)	Cognizant Technology Solutions Corp., Class A	85.00	01/13	(38,238)
(480)	Colgate-Palmolive Co.	62.50	01/13	(56,640)
(1,337)	Comcast Corp., Class A	45.00	01/13	(167,125)
(628)	ConocoPhillips	65.00	01/13	(82,896)
(213)	Costco Wholesale Corp.	115.00	01/13	(95,850)
(378)	Cummins, Inc.	125.00	01/13	(139,860)
(640)	CVS Caremark Corp.	60.00	01/13	(156,800)
(635)	Dell, Inc.	15.00	01/13	(5,080)
(532)	Dentsply International, Inc.	45.00	07/13	(2,660)
(206)	Devon Energy Corp.	60.00	01/13	(28,840)
(466)	E.I. du Pont de Nemours & Co.	55.00	01/13	(91,802)
(586)	eBay, Inc.	60.00	01/13	(117,200)
(512)	Eli Lilly & Co.	60.00	01/13	(22,016)
(1,048)	EMC Corp.	30.00	01/13	(20,960)
(371)	Emerson Electric Co.	65.00	01/13	(16,695)
(428)	Exelon Corp.	35.00	01/13	(19,260)
(724)	Fastenal Co.	54.50	01/13	(68,780)
(155)	FedEx Corp.	115.00	01/13	(28,365)
(1,881)	Ford Motor Co.	15.00	01/13	(274,626)
(185)	Franklin Resources, Inc.	170.00	01/13	(28,675)
(476)	Freeport-McMoRan Copper & Gold, Inc.	39.00	01/13	(11,900)
(180)	General Dynamics Corp.	80.00	01/13	(72,000)
(5,304)	General Electric Co.	25.00	01/13	(318,240)
(762)	Gilead Sciences, Inc.	45.00	01/13	(665,988)
(80)	Google, Inc., Class A	850.00	01/13	(636,000)
(469)	Halliburton Co.	40.00	01/13	(220,430)
(980)	Hewlett-Packard Co.	20.00	01/13	(555,660)
(387)	Honeywell International, Inc.	75.00	01/13	(289,282)
(2,533)	Intel Corp.	25.00	01/13	(309,026)
(589)	International Business Machines Corp.	220.00	01/13	(127,224)
(1,391)	International Game Technology	17.00	01/13	(221,169)
(633)	Iron Mountain, Inc.	37.50	01/13	(14,243)
(1,120)	iShares MSCI Brazil Index Fund	62.00	01/13	(2,240)
(4,226)	iShares MSCI Hong Kong Index Fund	22.00	01/13	(4,226)
(2,884)	iShares Russell 2000 Index Fund	96.00	01/13	(1,802,500)
(2,102)	Johnson & Johnson	80.00	01/13	(1,660,580)
(1,920)	JPMorgan Chase & Co.	55.00	01/13	(449,280)
(241)	Kinder Morgan Energy Partners LP	95.00	01/13	(18,316)
(3,307)	Lowe's Cos., Inc.	40.00	01/13	(1,173,985)
(750)	Lowe's Cos., Inc.	25.00	01/13	(1,200,000)
(55)	Mastercard, Inc., Class A	600.00	01/13	(157,685)
(511)	McDonald's Corp.	105.00	01/13	(101,689)
(519)	Medtronic, Inc.	50.00	01/13	(194,625)
(1,534)	Merck & Co., Inc.	50.00	01/13	(177,944)
(540)	MetLife, Inc.	40.00	01/13	(396,900)
(3,743)	Microsoft Corp.	30.00	01/13	(1,965,075)
(110)	Mohawk Industries, Inc.	120.00	08/13	(29,150)
(892)	Mondelez International, Inc., Class A	30.00	01/13	(126,664)
(263)	Monsanto Co.	115.00	01/13	(48,655)
(336)	Monsanto Co.	110.00	01/13	(95,424)
(752)	Morgan Stanley	25.00	01/13	(171,456)
(216)	National Oilwell Varco, Inc.	80.00	01/13	(42,120)
(330)	NetFlix, Inc.	110.00	01/13	(3,413,850)
(1,055)	News Corp., Class A	30.00	01/13	(432,550)
(755)	NIKE, Inc., Class B	60.00	01/13	(509,625)
(162)	Norfolk Southern Corp.	75.00	01/13	(63,180)
(410)	Occidental Petroleum Corp.	95.00	01/13	(166,050)
(776)	PepsiCo, Inc.	80.00	01/13	(364,720)
(3,756)	Pfizer, Inc.	30.00	01/13	(307,992)
(856)	Philip Morris International, Inc.	100.00	01/13	(65,912)
(871)	QUALCOMM, Inc.	75.00	01/13	(47,034)
(168)	Raytheon Co.	65.00	01/13	(63,000)
(788)	Salesforce.com, Inc.	47.50	01/13	(104,016)
(682)	Schlumberger, Ltd.	85.00	01/13	(83,204)
(151)	Simon Property Group, Inc. REIT	185.00	01/13	(24,613)
(434)	Southern Co.	50.00	01/13	(8,680)
(1,865)	SPDR S&P Metals & Mining ETF	50.00	01/13	(41,030)
(383)	Starbucks Corp.	65.00	01/13	(191,500)
(327)	Target Corp.	70.00	01/13	(104,967)
(577)	Texas Instruments, Inc.	35.00	01/13	(123,766)
(247)	The Allstate Corp.	50.00	01/13	(50,265)
(601)	The Bank of New York Mellon Corp.	32.00	01/13	(41,169)
(371)	The Boeing Co.	85.00	01/13	(727,160)
(1,050)	The Coca-Cola Co.	42.50	01/13	(115,500)
(598)	The Dow Chemical Co.	40.00	01/13	(20,332)
(439)	The Goldman Sachs Group, Inc.	155.00	01/13	(471,925)
(771)	The Home Depot, Inc.	75.00	01/13	(500,379)
(1,368)	The Procter & Gamble Co.	80.00	01/13	(396,720)
(880)	The Walt Disney Co.	70.00	01/13	(170,720)
(892)	The Walt Disney Co.	57.50	01/13	(780,500)
(318)	The Williams Cos., Inc.	40.00	01/13	(16,854)
(484)	Time Warner, Inc.	55.00	01/13	(266,200)
(955)	U.S. Bancorp	40.00	01/13	(52,525)
(239)	Union Pacific Corp.	150.00	01/13	(306,517)
(477)	United Parcel Service, Inc., Class B	90.00	01/13	(116,388)
(454)	United Technologies Corp.	100.00	01/13	(111,230)
(514)	UnitedHealth Group, Inc.	60.00	01/13	(411,200)
(360)	USG Corp.	30.00	01/13	(36,360)
(2,268)	Verizon Communications, Inc.	50.00	01/13	(582,876)
(252)	Visa, Inc., Class A	185.00	01/13	(311,220)
(214)	Visa, Inc., Class A	180.00	01/13	(332,770)
(434)	Walgreen Co.	45.00	01/13	(140,616)
(863)	Wal-Mart Stores, Inc.	80.00	01/13	(125,135)
(2,666)	Wells Fargo & Co.	40.00	01/13	(858,452)
(1,430)	Whole Foods Market, Inc.	49.00	01/13	(829,400)
(317)	Yum! Brands, Inc.	75.00	01/13	(86,224)
Total Call Options Written
(Premiums Received $(17,854,003))				(34,282,262)

Put Options Written - (0.3)%
(520)	3M Co.	75.00	01/13	(29,640)
(483)	Accenture PLC, Class A	55.00	01/13	(67,137)
(1,534)	Altria Group, Inc.	25.00	01/13	(41,418)
(268)	Amazon.com, Inc.	215.00	01/13	(152,760)
(371)	American Electric Power Co., Inc.	35.00	01/13	(13,913)
(767)	American Express Co.	50.00	01/13	(42,568)
(596)	Amgen, Inc.	70.00	01/13	(58,110)
(379)	Anadarko Petroleum Corp.	60.00	01/13	(28,615)
(295)	Apache Corp.	65.00	01/13	(42,185)
(755)	Apple, Inc.	415.00	01/13	(3,408,825)
(4,499)	AT&T, Inc.	25.00	01/13	(107,976)
(333)	Baker Hughes, Inc.	35.00	01/13	(29,970)
(8,291)	Bank of America Corp.	7.00	01/13	(49,746)
(425)	Baxter International, Inc.	55.00	01/13	(27,838)
(1,324)	Berkshire Hathaway, Inc., Class B	75.00	01/13	(80,764)
(1,266)	Bristol-Myers Squibb Co.	28.00	01/13	(45,576)
(446)	Capital One Financial Corp.	50.00	01/13	(65,339)
(495)	Caterpillar, Inc.	75.00	01/13	(165,825)
(1,476)	Chevron Corp.	90.00	01/13	(185,976)
(3,966)	Cisco Systems, Inc.	18.00	01/13	(126,912)
(2,215)	Citigroup, Inc.	35.00	01/13	(163,910)
(724)	Colgate-Palmolive Co.	42.50	01/13	(35,114)
(2,011)	Comcast Corp., Class A	30.00	01/13	(81,445)
(6,345)	Consumer Staples Select Sector SPDR Fund	38.00	09/13	(342,630)
(322)	Costco Wholesale Corp.	80.50	01/13	(21,735)
(966)	CVS Caremark Corp.	42.00	01/13	(48,300)
(880)	Decker's Outdoor Corp.	40.00	01/13	(231,000)
(463)	Deere & Co.	80.00	01/13	(504,670)
(936)	Dell, Inc.	10.00	01/13	(12,636)
(310)	Devon Energy Corp.	45.00	01/13	(55,490)
(704)	E.I. du Pont de Nemours & Co.	35.00	01/13	(22,528)
(888)	eBay, Inc.	40.00	01/13	(93,240)
(769)	Eli Lilly & Co.	45.00	01/13	(152,262)
(1,576)	EMC Corp.	20.00	01/13	(104,016)
(560)	Emerson Electric Co.	45.00	01/13	(67,200)
(646)	Exelon Corp.	25.00	01/13	(29,070)
(2,841)	Exxon Mobil Corp.	70.00	01/13	(241,485)
(234)	FedEx Corp.	80.00	01/13	(37,440)
(2,832)	Ford Motor Co.	10.00	01/13	(33,984)
(720)	Freeport-McMoRan Copper & Gold, Inc.	29.00	01/13	(302,400)
(271)	General Dynamics Corp.	55.00	01/13	(19,648)
(7,985)	General Electric Co.	15.00	01/13	(99,812)
(1,154)	Gilead Sciences, Inc.	30.00	01/13	(26,542)
(197)	Google, Inc., Class A	590.00	01/13	(56,637)
(705)	Halliburton Co.	30.00	01/13	(44,062)
(1,466)	Hewlett-Packard Co.	15.00	01/13	(43,980)
(582)	Honeywell International, Inc.	55.00	01/13	(41,031)
(3,818)	Intel Corp.	18.00	01/13	(110,722)
(886)	International Business Machines Corp.	155.00	01/13	(248,966)
(2,079)	Johnson & Johnson	60.00	01/13	(76,923)
(4,283)	JPMorgan Chase & Co.	35.00	01/13	(177,744)
(500)	Kohl's Corp.	52.50	01/13	(265,000)
(204)	Lockheed Martin Corp.	75.00	01/13	(12,750)
(889)	Lowe's Cos., Inc.	27.00	01/13	(26,670)
(363)	Lululemon Athletica, Inc.	62.50	01/13	(232,320)
(82)	Mastercard, Inc., Class A	420.00	01/13	(49,815)
(770)	McDonald's Corp.	75.00	01/13	(39,655)
(782)	Medtronic, Inc.	35.00	01/13	(21,896)
(2,317)	Merck & Co., Inc.	35.00	01/13	(99,631)
(810)	MetLife, Inc.	30.00	01/13	(37,665)
(5,603)	Microsoft Corp.	20.00	01/13	(67,236)
(396)	Monsanto Co.	80.00	01/13	(81,180)
(1,129)	Morgan Stanley	15.00	01/13	(36,693)
(1,286)	National Oilwell Varco, Inc.	55.00	01/13	(212,190)
(1,584)	News Corp., Class A	20.00	01/13	(15,840)
(547)	NIKE, Inc., Class B	40.00	01/13	(17,504)
(244)	Norfolk Southern Corp.	50.00	01/13	(14,640)
(619)	Occidental Petroleum Corp.	65.00	01/13	(67,780)
(2,950)	Oracle Corp.	28.00	01/13	(395,300)
(1,169)	PepsiCo, Inc.	55.00	01/13	(34,486)
(5,653)	Pfizer, Inc.	20.00	01/13	(113,060)
(1,288)	Philip Morris International, Inc.	70.00	01/13	(148,120)
(1,315)	QUALCOMM, Inc.	50.00	01/13	(135,445)
(253)	Raytheon Co.	45.00	01/13	(8,729)
(1,030)	Schlumberger, Ltd.	60.00	01/13	(181,280)
(228)	Simon Property Group, Inc. REIT	129.80	01/13	(71,820)
(654)	Southern Co.	35.00	01/13	(22,890)
(1,482)	SPDR S&P 500 ETF Trust	150.00	07/13	(48,906)
(1,694)	SPDR S&P 500 ETF Trust	140.00	09/13	(150,766)
(1,410)	Staples, Inc.	12.00	01/13	(42,300)
(576)	Starbucks Corp.	45.00	01/13	(24,480)
(490)	Target Corp.	50.00	01/13	(22,785)
(870)	Texas Instruments, Inc.	25.00	01/13	(29,145)
(372)	The Allstate Corp.	35.00	01/13	(16,368)
(906)	The Bank of New York Mellon Corp.	20.00	01/13	(31,710)
(558)	The Boeing Co.	60.00	01/13	(21,204)
(300)	The Coca-Cola Co.	40.00	01/13	(70,650)
(3,380)	The Coca-Cola Co.	30.00	01/13	(84,500)
(901)	The Dow Chemical Co.	27.00	01/13	(93,253)
(373)	The Goldman Sachs Group, Inc.	110.00	01/13	(83,925)
(1,160)	The Home Depot, Inc.	50.00	01/13	(59,160)
(2,059)	The Procter & Gamble Co.	55.00	01/13	(117,363)
(1,341)	The Walt Disney Co.	40.00	01/13	(42,242)
(727)	Time Warner, Inc.	40.00	01/13	(29,807)
(1,443)	U.S. Bancorp	25.00	01/13	(38,240)
(361)	Union Pacific Corp.	105.00	01/13	(42,237)
(718)	United Parcel Service, Inc., Class B	62.50	01/13	(29,438)
(684)	United Technologies Corp.	70.00	01/13	(71,136)
(774)	UnitedHealth Group, Inc.	45.00	01/13	(40,248)
(360)	USG Corp.	20.00	01/13	(68,400)
(2,206)	Verizon Communications, Inc.	35.00	01/13	(68,386)
(380)	Visa, Inc., Class A	130.00	01/13	(57,570)
(653)	Walgreen Co.	30.00	01/13	(29,385)
(1,301)	Wal-Mart Stores, Inc.	57.50	01/13	(54,642)
(4,032)	Wells Fargo & Co.	28.00	01/13	(127,008)
Total Put Options Written
(Premiums Received $(22,084,649))				(12,302,564)
Total Written Options - (1.2)%
(Premiums Received $(39,938,652))				$(46,584,826)

ABSOLUTE STRATEGIES FUND
NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN
JUNE 30, 2013 (Unaudited)

ADR	American Depositary Receipt		assets.
BKNT	Bank Note	(f)	Debt obligation initially issued at one coupon rate which
ETF	Exchange Traded Fund		converts to higher coupon rate at a specified date. Rate
ETN	Exchange Traded Note		presented is as of June 30, 2013.
FHLB	Federal Home Loan Bank	(g)	Variable rate security. Rate presented is as of June 30,
FHLMC	Federal Home Loan Mortgage Corporation		2013
FNMA	Federal National Mortgage Association	(h)	Security fair valued in accordance with procedures adopted
GNMA	Government National Mortgage Association		by the Board of Trustees. At the period end, the value of
LLC	Limited Liability Company		these securities amounted to $18,539,731 or 0.5% of net
LP	Limited Partnership		assets.
MTN	Medium Term Note	(i)	Security is currently in default and is on scheduled interest
PLC	Public Limited Company		or principal payment.
REIT	Real Estate Investment Trust	(j)	Zero coupon bond. Interest rate presented is yield to
(a)	All or a portion of this security is held as collateral for		maturity.
	securities sold short.	(k)	Rate presented is yield to maturity.
(b)	Non-income producing security.	(l)	Holders of Comdisco Holding Co., Inc. were issued
(c)	Subject to call option written by the Fund.		contingent equity distribution rights pursuant to the
(d)	Subject to put option written by the Fund.		Comdisco, Inc. First Amended Joint Plan of Reorganization.
(e)	Security exempt from registration under Rule 144A under		Accordingly, there is no associated strike price or expiration
	the Securities Act of 1933. At the period end, the value of		date.
these securities amounted to $260,803,532 or 6.9% of net

At June 30, 2013, the Fund held the following credit default swap agreements:

Credit Default Swap - Sell Protection
Counterparty	Reference Entity / Obligation	Receive Rate	Termination Date	Credit Spread as of 06/30/13 (1)	Notional Amount	Net Unrealized Appreciation
Barclays Capital, Inc.	INDEX CDX HY CDS	5.00%	06/20/17	3.57%	$(990,000)	$111,711

(1)
Credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Credit spreads are used to determine the value of swap contracts and reflect the cost of buying/ selling protection, which may include upfront payments made to enter into the contract.

The notional amounts are equal to the potential payment that the Fund could be required to make as a seller of credit protection.

The Fund enters contracts to sell protection to create a long credit position. Credit events that could require payment are bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

AA
At June 30, 2013, the Fund held the following futures contracts:

Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
6	U.S. 10-year Note Future	09/30/13	$782,673	$(23,298)
12	U.S. Ultra Bond Future	09/30/13	1,855,884	(88,134)
(800)	Euro FX Currency Future	09/18/13	(133,141,800)	2,911,800
(4,900)	Russell 2000 Mini Future	09/20/13	(476,284,386)	(1,318,614)
(6,000)	S&P 500 Emini Future	09/20/13	(483,843,250)	4,068,250
(469)	U.S. 10-year Note Future	09/30/13	(60,709,106)	1,351,293
(40)	U.S. 2-year Note Future	09/30/13	(8,806,872)	6,872
(300)	U.S. 5-year Note Future	09/30/13	(36,651,864)	337,801
(20)	U.S. Long Bond Future	09/30/13	(2,804,218)	87,343
			$(1,199,602,939)	$7,333,313
AFA

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$720,884,619
Gross Unrealized Depreciation	(186,234,399)
Net Unrealized Appreciation	$534,650,220

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of June 30, 2013.

	Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Consumer Discretionary	$299,252,611	$-	$-	$299,252,611
Consumer Staples	232,508,559	-	-	232,508,559
Energy	62,741,098	-	-	62,741,098
Financial	284,018,546	-	-	284,018,546
Healthcare	144,717,957	-	-	144,717,957
Industrial	93,799,508	-	-	93,799,508
Information Technology	148,271,058	-	-	148,271,058
Materials	21,628,003	-	-	21,628,003
Telecommunication Services	88,016,229	-	-	88,016,229
Utilities	15,498,175	-	-	15,498,175
Preferred Stock
Consumer Discretionary	6,152,275	-	-	6,152,275
Consumer Staples	-	11,248,752	-	11,248,752
Energy	-	8,208,742	-	8,208,742
Financial	17,626,617	10,455,880	-	28,082,497
Healthcare	1,857,913	4,514,251	-	6,372,164
Industrial	-	1,705,411	-	1,705,411
Materials	-	1,159,892	-	1,159,892
Telecommunication Services	-	1,258,924	-	1,258,924
Utilities	-	3,062,097	-	3,062,097
Asset Backed Obligations	-	263,039,089	2,374,085	265,413,174
Corporate Convertible Bonds	-	692,917,794	16,121,225	709,039,019
Corporate Non-Convertible Bonds	-	91,499,810	44,421	91,544,231
Exchange Traded Notes	472,730	-	-	472,730
Foreign Government Bonds	-	450,209	-	450,209
Interest Only Bonds	-	4,179,172	-	4,179,172
Municipal Bonds	-	11,959,221	-	11,959,221
Syndicated Loans	-	3,285,176	-	3,285,176
U.S. Government & Agency Obligations	-	105,656,385	-	105,656,385
Rights	11,258	-	-	11,258
Investment Companies	314,338,225	-	-	314,338,225
Commercial Paper	-	10,663,914	-	10,663,914
Purchased Options	80,429,032	-	-	80,429,032
Total Investments At Value	$1,811,339,794	$1,225,264,719	$18,539,731	$3,055,144,244
Other Financial Instruments**
Credit Default Swap	-	111,711	-	111,711
Futures	8,763,359	-	-	8,763,359
Total Other Financial Instruments	$8,763,359	$111,711	$-	$8,875,070
Total Assets	$1,820,103,153	$1,225,376,430	$18,539,731	$3,064,019,314

Liabilities
Securities Sold Short
Common Stock	$(1,187,692,980)	$-	$-	$(1,187,692,980)
Preferred Stock	(1,769,399)	-	-	(1,769,399)
Total Securities Sold Short	$(1,189,462,379)	$-	$-	$(1,189,462,379)
Other Financial Instruments**
Written Options	(46,584,826)	-	-	(46,584,826)
Futures	(1,430,046)	-	-	(1,430,046)
Total Other Financial Instruments	$(48,014,872)	$-	$-	$(48,014,872)
Total Liabilities	$(1,237,477,251)	$-	$-	$(1,237,477,251)

** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and Schedule of Securities Sold Short, such as futures and credit default swaps, which are valued at the unrealized appreciation (depreciation) of the instrument. Written options are reported at their market value at period end.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Asset Backed Obligations	Corporate Convertible Bonds	Corporate Non Convertible Bonds	U.S. Government & Agency Obligations

Balance as of 03/31/13	$1,953,489	$4,796,000	$38,160	$216,839
Accrued Accretion / (Amortization)	15,004	3,132	-	(5)
Change in Unrealized Appreciation / (Depreciation)	29,983	489,580	6,261	(10,175)
Purchases	-	8,929,663	-	-
Paydowns	(21,754)			(679)
Transfers In / (Out)	397,363	1,902,850	-	(205,980)
Balance as of 06/30/13	$2,374,085	$16,121,225	$44,421	$-
Net change in unrealized appreciation / (depreciation) from investments held as of 06/30/13	$23,722	$473,698	$6,261	$(10,175)

The Fund utilizes the end of period methodology when determining transfers in or out of the Level 3 category.

There were no transfers between Level 1 and Level 2 for the period ended June 30, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

ABSOLUTE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2013 (Unaudited)

	Security
Shares	Description			Value
Long Positions - 56.8%
Equity Securities - 35.9%
Common Stock - 35.9%
Consumer Discretionary - 3.9%
90,962	General Motors Co. (a)			$3,029,944
36,423	Hanesbrands, Inc. (b)			1,872,871
254,413	Inergy LP			4,075,696
3,545	Motors Liquidation Co. GUC Trust (a)			108,832
67,026	OfficeMax, Inc. (b)			685,676
93,625	PHH Corp. (a)			1,908,077
22,377	Tempur Sealy International, Inc. (a)			982,350
317,500	Tigrent, Inc. (a)			100,013
63,740	Titan International, Inc. (b)			1,075,294
				13,838,753
Consumer Staples - 1.0%
32,702	Blyth, Inc.			456,520
41,263	CardioNet, Inc. (a)			243,452
59,018	Diamond Foods, Inc. (a)			1,224,623
106,459	Nordion, Inc. (a)			787,797
178,355	QLT, Inc. (a)			782,978
				3,495,370
Energy - 10.9%
33,700	Atlas Energy LP (b)			1,650,963
36,260	Delek Logistics Partners LP			1,187,152
133,539	Energy XXI Bermuda, Ltd. (b)			2,961,895
68,450	Inergy Midstream LP			1,522,329
76,603	Kinder Morgan, Inc. (b)			2,922,405
125,797	Kodiak Oil & Gas Corp. (a)			1,118,335
65,903	MPLX LP			2,425,890
315,253	Primary Energy Recycling Corp.			1,366,886
144,144	QEP Resources, Inc.			4,004,320
77,954	Rose Rock Midstream LP (b)			2,854,676
82,280	SemGroup Corp., Class A (b)			4,431,601
132,906	Summit Midstream Partners LP			4,538,740
100,000	SunCoke Energy Partners LP			2,210,000
116,619	SunCoke Energy, Inc. (a)			1,634,998
165,375	Tallgrass Energy Partners LP (a)			3,472,875
				38,303,065
Financial - 5.1%
163,445	Coventree, Inc. (a)(c)			38,853
80,137	DFC Global Corp. (a)(b)			1,106,692
126,241	E*TRADE Financial Corp. (a)			1,598,211
89,897	Forest City Enterprises, Inc., Class A (a)			1,610,055
648,194	Gramercy Property Trust, Inc. REIT (a)			2,916,873
109,749	Lender Processing Services, Inc. (b)			3,550,380
703,933	Orco Property Group (a)			2,043,291
154,900	Popular, Inc. (a)(b)			4,698,117
11,275	Ryman Hospitality Properties REIT			439,838
				18,002,310
Healthcare - 0.4%
164,424	Boston Scientific Corp. (a)(b)			1,524,210

Industrial - 7.2%
174,049	Builders FirstSource, Inc. (a)			1,040,813
50,350	CSX Corp. (b)			1,167,617
80,000	Darling International, Inc. (a)(b)			1,492,800
76,965	EnPro Industries, Inc. (a)(b)			3,906,743
123,876	GenCorp, Inc. (a)			2,014,224
33,213	General Dynamics Corp.			2,601,574
10,655	Genesee & Wyoming, Inc., Class A (a)(b)			903,970
319,976	Great Lakes Dredge & Dock Corp. (b)			2,502,212
65,770	InvenSense, Inc. (a)			1,011,543
45,596	ITT Corp. (b)			1,340,978
27,319	Rock-Tenn Co., Class A (b)			2,728,622
58,001	Spirit Aerosystems Holdings, Inc., Class A (a)			1,245,861
64,000	The Babcock & Wilcox Co.			1,921,920
89,309	Tutor Perini Corp. (a)(b)			1,615,600
				25,494,477
Information Technology - 2.1%
143,628	FormFactor, Inc. (a)			969,489
31,241	iGATE Corp. (a)			512,977
196,233	Marvell Technology Group, Ltd.			2,297,889
57,828	Skyworks Solutions, Inc. (a)			1,265,855
32,440	Verint Systems, Inc. (a)(b)			1,150,809
23,592	Vocera Communications, Inc. (a)			346,802
161,660	Wi-Lan, Inc. (b)			745,508
				7,289,329
Materials - 1.0%
22,851	Clearwater Paper Corp. (a)(b)			1,075,368
22,996	Kaiser Aluminum Corp. (b)			1,424,372
51,010	Tronox, Ltd., Class A (b)			1,027,852
				3,527,592
Telecommunication Services - 3.2%
4,739	Charter Communications, Inc., Class A (a)(b)			586,925
126,626	Comverse, Inc. (a)(b)			3,768,390
49,734	Iridium Communications, Inc. (a)			385,936
124,025	News Corp., Class A (a)			1,897,583
31,706	Tribune Co. (a)			1,804,071
97,403	Vodafone Group PLC, ADR			2,799,362
				11,242,267
Utilities - 1.1%
96,018	Western Gas Equity Partners LP			3,953,061
Total Common Stock
(Cost $103,951,282)				126,670,434
Total Equity Securities
(Cost $103,951,282)				126,670,434

	Security
Principal	Description	Rate		Value
Fixed Income Securities - 8.2%
Asset Backed Obligations - 0.5%
$770,000	Punch Taverns Finance B, Ltd. (d)	8.44%		784,658
1,174,000	Punch Taverns Finance B, Ltd.	6.96		1,133,852
Total Asset Backed Obligations
(Cost $1,741,930)				1,918,510

Corporate Convertible Bonds - 0.2%
Financial - 0.2%
900,000	IVG Finance BV	1.75		720,463
Total Corporate Convertible Bonds
(Cost $736,454)				720,463

Corporate Non-Convertible Bonds - 1.8%
Consumer Staples - 0.4%
267,000	Novasep Holding SAS (d)	8.00		241,662
1,442,000	Novasep Holding SAS (d)	8.00		1,305,154
				1,546,816
Financial - 0.9%
1,572,779	Orco Property Group, MTN (c)(e)	0.00		1,719,654
1,397,000	Signature Group Holdings, Inc.	9.00		1,397,873
				3,117,527
Telecommunication Services - 0.5%
1,255,000	OTE PLC, MTN	5.00		1,640,049
Total Corporate Non-Convertible Bonds
(Cost $4,865,788)				6,304,392

Syndicated Loans - 0.0%
2,506,684	Cinram International, Inc. (c)(f)	10.25		137,868
Total Syndicated Loans
(Cost $1,624,456)				137,868

U.S. Government & Agency Obligations - 5.7%
U.S. Treasury Securities - 5.7%
5,000,000	U.S. Treasury Bill (b)(g)	0.03	08/15/13	4,999,875
10,000,000	U.S. Treasury Bill (b)(g)	0.03	08/22/13	9,999,640
5,000,000	U.S. Treasury Bill (b)(g)	0.04	08/29/13	4,999,835
				19,999,350
Total U.S. Government & Agency Obligations
(Cost $19,999,008)				19,999,350
Total Fixed Income Securities
(Cost $28,967,636)				29,080,583

	Security
Shares	Description			Value
Warrants - 3.4%
2,315,642	Kinder Morgan, Inc. (a)(b)			11,856,087
3,690	Orco Property Group (a)(c)			1,013
Total Warrants
(Cost $4,498,881)				11,857,100

	Security
Principal	Description	Rate	Maturity	Value
Short-Term Investments - 9.3%
Commercial Paper (g) - 9.3%
$3,000,000	Commonwealth Edison Co.	0.35%	07/24/13	2,999,329
3,000,000	Conagra Foods, Inc.	0.38	07/10/13	2,999,715
3,000,000	Consolidated Edison Co.	0.30	07/11/13	2,999,750
3,000,000	Duke Energy Corp.	0.28	08/01/13	2,999,277
3,000,000	Eastman Chemical Co.	0.26	07/03/13	2,999,957
3,000,000	Entergy Corp.	0.60	07/17/13	2,999,200
3,000,000	Marriott International	0.33	08/20/13	2,998,625
3,000,000	Oneok, Inc.	0.28	07/25/13	2,999,440
3,000,000	Textron, Inc.	0.60	07/08/13	2,999,650
3,000,000	Williams Partners LP	0.46	07/29/13	2,998,927
3,000,000	Wyndham Worldwide Corp.	0.65	07/11/13	2,999,458
Total Commercial Paper
(Cost $32,993,328)				32,993,328
Total Short-Term Investments
(Cost $32,993,328)				32,993,328

	Security	Strike	Exp.
Contracts	Description	Price	Date	Value
Purchased Options - 0.0%
Call Options Purchased - 0.0%
188	Time Warner Cable, Inc.	$120.00	07/13	26,320
Total Call Options Purchased
(Premiums Paid $23,838)				26,320

Put Options Purchased - 0.0%
145	Westport Innovation	28.00	01/14	47,850
Total Put Options Purchased
(Premiums Paid $104,841)				47,850
Total Purchased Options
(Premiums Paid $128,679)				74,170
Total Long Positions - 56.8%
(Cost $170,539,806)*				$200,675,615
Total Short Positions - (12.8)%
(Cost $(44,355,686))*				(45,230,285)
Total Written Options - (0.0)%
(Premiums Received $(9,287))*				(8,648)
Other Assets & Liabilities, Net – 56.0%				197,985,932
Net Assets – 100.0%				$353,422,614

ABSOLUTE OPPORTUNITIES FUND
SCHEDULE OF SECURITIES SOLD SHORT
JUNE 30, 2013 (Unaudited)

	Security
Shares	Description	Value
Short Positions - (12.8)%
Common Stock - (5.7)%
Consumer Discretionary - (1.8)%
(12,511)	Big Lots, Inc.	$(394,472)
(838)	Chipotle Mexican Grill, Inc.	(305,325)
(1,058)	Equinix, Inc.	(195,434)
(5,919)	Factset Research Systems, Inc.	(603,383)
(6,439)	Family Dollar Stores, Inc.	(401,214)
(5,460)	Foot Locker, Inc.	(191,810)
(16,426)	FTI Consulting, Inc.	(540,251)
(8,947)	HNI Corp.	(322,718)
(30,713)	LeapFrog Enterprises, Inc.	(302,216)
(6,105)	Lululemon Athletica, Inc.	(400,000)
(14,617)	NETGEAR, Inc.	(446,403)
(10,787)	Owens & Minor, Inc.	(364,924)
(7,012)	Six Flags Entertainment Corp.	(246,542)
(6,642)	Tiffany & Co.	(483,803)
(2,660)	Ulta Salon Cosmetics & Fragrance, Inc.	(266,426)
(11,026)	Vitamin Shoppe, Inc.	(494,406)
(2,133)	Westport Innovations, Inc.	(71,519)
(3,671)	Yum! Brands, Inc.	(254,547)
		(6,285,393)
Consumer Staples - (0.6)%
(3,605)	Align Technology, Inc.	(133,529)
(16,155)	DENTSPLY International, Inc.	(661,709)
(20,037)	ExamWorks Group, Inc.	(425,386)
(3,048)	Sirona Dental Systems, Inc.	(200,802)
(6,577)	United Natural Foods, Inc.	(355,092)
(7,398)	Whole Foods Market, Inc.	(380,849)
		(2,157,367)
Energy - (0.0)%
(6,350)	Delek US Holdings, Inc.	(182,753)

Financial - (0.2)%
(13,801)	American Capital, Ltd.	(174,859)
(4,687)	World Acceptance Corp.	(407,488)
		(582,347)
Industrial - (1.4)%
(11,656)	AM Castle & Co.	(183,699)
(5,684)	Aptargroup, Inc.	(313,814)
(23,704)	Briggs & Stratton Corp.	(469,339)
(5,147)	Caterpillar, Inc.	(424,576)
(5,648)	Deere & Co.	(458,900)
(6,623)	Fluor Corp.	(392,810)
(7,232)	Joy Global, Inc.	(350,969)
(10,622)	Molex, Inc.	(311,649)
(8,912)	Owens Corning, Inc.	(348,281)
(12,365)	Rexel SA	(278,120)
(21,865)	SKF AB, Class B	(512,219)
(36,196)	Smith & Wesson Holding Corp.	(361,236)
(7,867)	Tennant Co.	(379,740)
		(4,785,352)
Information Technology - (1.0)%
(12,164)	ACI Worldwide, Inc.	(565,383)
(12,613)	Blackbaud, Inc.	(410,805)
(4,032)	Harris Corp.	(198,576)
(15,241)	Lexmark International, Inc., Class A	(465,917)
(15,195)	MICROS Systems, Inc.	(655,664)
(12,830)	Monolithic Power Systems, Inc.	(309,331)
(14,674)	RealD, Inc.	(203,969)
(11,081)	Research In Motion, Ltd.	(116,018)
(11,115)	Salesforce.com, Inc.	(424,371)
(8,814)	SYNNEX Corp.	(372,656)
		(3,722,690)
Materials - (0.5)%
(9,710)	Air Liquide SA	(1,199,063)
(6,699)	Allegheny Technologies, Inc.	(176,251)
(7,662)	Stepan Co.	(426,084)
		(1,801,398)
Telecommunication Services - (0.2)%
(10,373)	Palo Alto Networks, Inc.	(437,326)
(6,444)	Sourcefire, Inc.	(357,964)
		(795,290)
Total Common Stock
(Cost $(19,738,180))		(20,312,590)

Investment Companies - (7.1)%
(21,784)	Industrial Select Sector SPDR Fund	(927,345)
(6,646)	iShares Barclays 20+ Year Treasury Bond Fund	(733,984)
(17,305)	iShares Dow Jones U.S. Real Estate Index Fund	(1,148,879)
(78,062)	iShares Russell 2000 Index Fund	(7,584,504)
(19,450)	SPDR Barclays High Yield Bond ETF	(768,080)
(23,401)	SPDR S&P 500 ETF Trust	(3,744,394)
(172,061)	SPDR S&P Oil & Gas Exploration & Production ETF	(10,010,509)
Total Investment Companies
(Cost $(24,617,506))		(24,917,695)
Total Short Positions - (12.8)%
(Cost $(44,355,686))		$(45,230,285)

ABSOLUTE OPPORTUNITIES FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN
JUNE 30, 2013 (Unaudited)

	Security	Strike	Exp.
Contracts	Description	Price	Date	Value
Written Options - (0.0)%
Put Options Written - (0.0)%
(188)	Time Warner Cable, Inc.	$100.00	07/13	$(8,648)
Total Put Options Written
(Premiums Received $(9,287))				(8,648)
Total Written Options - (0.0)%
(Premiums Received $(9,287))				$(8,648)

ABSOLUTE OPPORTUNITIES FUND
NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN
JUNE 30, 2013 (Unaudited)

ADR	American Depositary Receipt		assets.
ETF	Exchange Traded Fund	(d)	Security exempt from registration under Rule 144A under
LP	Limited Partnership		the Securities Act of 1933. At the period end, the value of
MTN	Medium Term Note		these securities amounted to $2,331,474 or 0.7% of net
PLC	Public Limited Company		assets.
REIT	Real Estate Investment Trust	(e)	Payment in-Kind Bond. Security that gives the issuer the
(a)	Non-income producing security.		option at each interest payment date of making interest
(b)	All or a portion of this security is held as collateral for		payments in either cash or additional debt securities.
	securities sold short.	(f)	Security is currently in default and is on scheduled interest
(c)	Security fair valued in accordance with procedures adopted		or principal payment.
	by the Board of Trustees. At the period end, the value of	(g)	Rate presented is yield to maturity.
these securities amounted to $1,897,388 or 0.5% of net

At June 30, 2013, the Fund held the following credit default swap agreements:

Credit Default Swaps - Buy Protection
Counterparty	Reference Entity / Obligation	Pay Rate	Termination Date	Credit Spread as of 06/30/13 (1)	Notional Amount	Net Unrealized Appreciation (Depreciation)
BNP Paribas Securities Corp.	Boston Scientific Corp., 6.40%, 06/15/16	1.00%	09/20/18	0.90%	$10,000,000	$(25,501)
Citigroup Global Markets, Inc.	Carnival Corp., 6.65%, 01/15/28	1.00	09/20/18	0.96	15,000,000	(85,905)
Deutsche Bank	Carnival Corp., 6.65%, 01/15/28	1.00	09/20/18	0.96	15,000,000	(71,225)
Goldman Sachs & Co.	Computer Sciences Corp., 6.50%, 03/15/18	5.00	09/20/18	1.56	10,000,000	(75,473)
Goldman Sachs & Co.	Darden Restaurants, Inc., 6.00%, 08/15/35	1.00	09/20/18	1.73	5,000,000	19,206
Barclays Capital, Inc.	Dow Chemical Co., 7.13%, 11/01/29	1.00	09/20/18	1.05	20,000,000	(16,673)
Citigroup Global Markets, Inc.	Dow Chemical Co., 7.13%, 11/01/29	1.00	09/20/18	1.05	10,000,000	(133,853)
Barclays Capital, Inc.	Eastman Chemical Co., 7.60%, 02/01/27	1.00	09/20/18	1.05	10,000,000	(8,353)
Barclays Capital, Inc.	Kimco Realty Corp., 6.88%, 10/01/19	1.00	09/20/18	0.96	25,000,000	133,308
Barclays Capital, Inc.	Macy's, Inc., 7.45%, 07/15/17	1.00	09/20/18	0.89	5,000,000	1,360
Deutsche Bank	Macy's, Inc., 7.45%, 07/15/17	1.00	09/20/18	0.89	15,000,000	(29,794)
Deutsche Bank	Marriott International, Inc., 5.81%, 11/10/15	1.00	09/20/18	0.77	20,000,000	(12,943)
Barclays Capital, Inc.	Nordstrom, Inc., 6.95%, 03/15/28	1.00	09/20/18	0.68	10,000,000	(25,900)
Deutsche Bank	Nordstrom, Inc., 6.95%, 03/15/28	1.00	09/20/18	0.68	5,000,000	(9,155)
BNP Paribas Securities Corp.	Ryder System, Inc., 6.95%, 12/01/25	1.00	09/20/18	1.04	5,000,000	(12,326)
Morgan Stanley & Co., LLC	Ryder System, Inc., 6.95%, 12/01/25	1.00	09/20/18	1.04	20,000,000	(19,934)
Goldman Sachs & Co.	Southwest Airlines Co., 5.13%, 03/01/17	1.00	09/20/18	1.15	20,000,000	(101,931)
Morgan Stanley & Co., LLC	Southwest Airlines Co., 5.13%, 03/01/17	1.00	09/20/18	1.15	10,000,000	12,285
BNP Paribas Securities Corp.	Starwood Hotels & Resorts Worldwide Inc, 6.75%, 05/15/18	1.00	09/20/18	0.82	30,000,000	(71,420)
Deutsche Bank	Tyson Foods, Inc., 6.60%, 04/01/16	1.00	09/20/18	1.01	5,000,000	(46,354)
						$(580,581)

(1)
Credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Credit spreads are used to determine the value of swap contracts and reflect the cost of buying/ selling protection, which may include upfront payments made to enter into the contract.

AFA
At June 30, 2013, the Fund sold the following futures contracts:

Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
(100)	Euro FX Currency Future	9/18/2013	$(16,642,725)	$363,975
(400)	Russell 2000 Mini Future	9/20/2013	(38,880,358)	(107,642)
(250)	S&P 500 Emini Future	9/20/2013	(20,178,000)	187,375
			$(75,701,083)	$443,708
AFA

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$35,221,193
Gross Unrealized Depreciation	(5,959,344)
Net Unrealized Appreciation	$29,261,849

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of June 30, 2013.

	Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Consumer Discretionary	$13,838,753	$-	$-	$13,838,753
Consumer Staples	3,495,370	-	-	3,495,370
Energy	38,303,065	-	-	38,303,065
Financial	17,963,457	-	38,853	18,002,310
Healthcare	1,524,210	-	-	1,524,210
Industrial	25,494,477	-	-	25,494,477
Information Technology	7,289,329	-	-	7,289,329
Materials	3,527,592	-	-	3,527,592
Telecommunication Services	11,242,267	-	-	11,242,267
Utilities	3,953,061	-	-	3,953,061
Asset Backed Obligations	-	1,918,510	-	1,918,510
Corporate Convertible Bonds	-	720,463	-	720,463
Corporate Non-Convertible Bonds	-	4,584,738	1,719,654	6,304,392
Syndicated Loans	-	-	137,868	137,868
U.S. Government & Agency Obligations	-	19,999,350	-	19,999,350
Warrants	11,856,087	-	1,013	11,857,100
Commercial Paper	-	32,993,328	-	32,993,328
Purchased Options	74,170	-	-	74,170
Total Investments At Value	$138,561,838	$60,216,389	$1,897,388	$200,675,615
Other Financial Instruments**
Credit Default Swaps	-	166,159	-	166,159
Futures	551,350	-	-	551,350
Total Assets	$139,113,188	$60,382,548	$1,897,388	$201,393,124

Liabilities
Securities Sold Short
Common Stock	(20,312,590)	-	-	(20,312,590)
Investment Companies	(24,917,695)	-	-	(24,917,695)
Total Securities Sold Short	$(45,230,285)	$-	$-	$(45,230,285)
Other Financial Instruments**
Written Options	(8,648)	-	-	(8,648)
Credit Default Swaps	-	(746,740)	-	(746,740)
Futures	(107,642)	-	-	(107,642)
Total Other Financial Instruments**	$(116,290)	$(746,740)	$-	$(863,030)
Total Liabilities	$(45,346,575)	$(746,740)	$-	$(46,093,315)

** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and Schedule of Securities Sold Short, such as futures and credit default swaps, which are valued at the unrealized appreciation (depreciation) of the instrument. Written options are reported at their market value at year end.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Common Stock	Corporate Non-Convertible Bonds	Syndicated Loans	Warrants
Balance as of 03/31/13	$40,224	$1,693,497	$-	$3,358
Accrued Accretion / (Amortization)	-	32,052	-	-
Change in Unrealized Appreciation / (Depreciation)	(1,371)	(5,895)	(344,375)	(2,345)
Paydowns	-	-	(79,349)	-
Transfers In / (Out)	-	-	561,592	-
Balance as of 06/30/13	$38,853	$1,719,654	$137,868	$1,013
Net change in unrealized appreciation / (depreciation) from investments held as of 06/30/13	$(1,371)	$(5,895)	$(344,375)	$(2,345)

The Fund utilizes the end of period methodology when determining transfers in or out of the Level 3 category.

There were no transfers between Level 1 and Level 2 for the period ended June 30, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

BECK, MACK & OLIVER GLOBAL FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2013 (Unaudited)

AF		Security
AF	Shares	Description			Value
Common Stock - 84.6%
Australia - 0.6%
	86,228	UGL, Ltd.			$545,710

Bermuda - 2.8%
	1,234,700	Archer, Ltd. (a)			766,307
	14,500	Enstar Group, Ltd. (a)			1,928,210
					2,694,517
Canada - 15.2%
	49,147	Brookfield Asset Management, Inc., Class A			1,766,432
	6,235	Fairfax Financial Holdings, Ltd.			2,451,848
	647,250	Huntingdon Capital Corp. (b)			7,649,822
	252,000	Kinross Gold Corp.			1,291,509
	57,000	Penn West Petroleum, Ltd.			601,597
	2,651,700	Petromanas Energy, Inc. (a)			264,741
	14,000	SNC-Lavalin Group, Inc.			591,443
					14,617,392
Chile - 0.7%
	9,600,000	Cia Sud Americana de Vapores SA (a)			636,788

Colombia - 3.5%
	116,000	Pacific Rubiales Energy Corp.			2,037,197
	5,618,800	Petroamerica Oil Corp. (a)			1,362,360
					3,399,557
Hong Kong - 10.5%
	30,720,000	CSI Properties, Ltd.			1,287,253
	702,000	First Pacific Co., Ltd.			752,138
	220,713	Henderson Land Development Co., Ltd.			1,317,554
	386,500	Hopewell Holdings, Ltd.			1,288,159
	286,000	Soundwill Holdings, Ltd.			588,516
	2,959,000	Value Partners Group, Ltd.			1,594,706
	653,000	Wheelock & Co., Ltd.			3,275,082
					10,103,408
India - 5.7%
	522,818	Coal India, Ltd.			2,661,819
	465,285	Dewan Housing Finance Corp., Ltd.			1,250,808
	287,800	Hexaware Technologies, Ltd.			420,137
	149,000	NIIT Technologies, Ltd.			680,498
	1,134	Tata Sponge Iron, Ltd.			5,408
	120,000	Zensar Technologies, Ltd.			505,545
					5,524,215
Indonesia - 3.3%
	148,026,900	Panin Financial Tbk PT (a)			3,132,055

Japan - 10.3%
	30,100	FANUC, Ltd.			4,364,166
	40,800	Japan Tobacco, Inc.			1,441,864
	16,400	Nintendo Co., Ltd.			1,934,664
	37,700	Softbank Corp.			2,200,877
					9,941,571
Jordan - 2.2%
	171,990	Arab Bank PLC			1,610,739
	38,790	Jordan Phosphate Mines			544,373
					2,155,112
Kazakhstan - 0.7%
	43,371	KCell JSC, ADR			652,734

Malaysia - 4.1%
	672,900	Genting Bhd			2,223,477
	7,932,800	Scomi Energy Services Bhd			1,757,544
					3,981,021
Mexico - 2.5%
	5,500	Coca-Cola Femsa S.A.B. de C.V., ADR			771,595
	5,000	Fomento Economico Mexicano S.A.B. de C.V., ADR			515,950
	45,800	Grupo Televisa SA, ADR			1,137,672
					2,425,217
Singapore - 2.9%
	675,000	Global Logistic Properties, Ltd.			1,464,497
	9,707,000	K1 Ventures, Ltd.			1,309,583
					2,774,080
Sweden - 0.2%
	6,750	Investor AB, Class A			176,146

Switzerland - 7.4%
	32,099	Dufry AG (a)			3,894,495
	21,720	Nestle SA			1,424,545
	3,227	The Swatch Group AG			1,766,300
					7,085,340
Taiwan - 0.0%
	1,540	Asian Pay Television Trust (a)			1,033

Thailand - 1.3%
	164,800	Banpu PCL			1,280,567

Turkey - 0.8%
	140,200	Haci Omer Sabanci Holding AS			737,818

Ukraine - 0.3%
	22,000	Kernel Holding SA (a)			317,814

United Kingdom - 4.8%
	200,000	Aquasition Corp. (a)			2,063,000
	340,000	BBA Aviation PLC			1,448,461
	225,500	Tesco PLC			1,136,616
					4,648,077
United States - 4.8%
	49,000	Burger King Worldwide, Inc.			955,990
	140,998	Leucadia National Corp.			3,696,968
					4,652,958
Total Common Stock
(Cost $71,905,646)					81,483,130

Preferred Stock - 0.2%
United States - 0.2%
	132,573	Earlyshares.com, Inc., Class A (c)(d)			200,000
Total Preferred Stock
(Cost $200,000)					200,000

Private Equity Funds - 5.3%
Brazil - 0.5%
	5,000	Nucleo Capital Equity Fund, LLC (a)(e)			506,665

India - 1.2%
	1,000,000	Bharat Investors, LP (a)(b)(f)			1,152,713

United States - 3.6%
	1,200,000	Brightwood Switch SPV, LP (a)(b)(c)(g)			1,401,779
	2,000,000	Eaglewood Income Fund I, LP (a)(b)(c)(h)			2,126,268
					3,528,047
Total Private Equity Funds
(Cost $4,700,000)					5,187,425

		Security
	Principal	Description	Rate	Maturity	Value
Corporate Non-Convertible Bonds - 2.0%
Canada - 1.3%
	$500,000	Huntingdon Real Estate (b)	7.50%	12/31/16	499,548
	1,000,000	Lone Pine Resources Canada, Ltd.	10.38	02/15/17	730,000
					1,229,548
Colombia - 0.2%
	250,000	Petroamerica Oil Corp.	11.50%	04/19/15	240,088

Mexico - 0.2%
	250,000	Corp GEO SAB de CV (i)	9.25	06/30/20	112,500
	150,000	Desarrolladora Homex SAB de CV (i)	9.75	03/25/20	52,500
					165,000
United States - 0.3%
	400,000	Xinergy Corp. (i)	9.25	05/15/19	276,000
Total Corporate Non-Convertible Bonds
(Cost $2,326,618)					1,910,636

		Security
	Shares	Description			Value

Warrants - 0.2%
	14,000	Huntingdon Capital Corp. (a)(b)			45,260
	14,048,000	Panin Financial Tbk PT (a)			127,387
	25	Petroamerica Oil Corp. (a)			2
Total Warrants
(Cost $0)					172,649

Investment Companies - 2.0%
	32,666	Avenue Income Credit Strategies Fund			559,895
	16,976	Carlyle GMS Finance, Inc. (a)(c)(j)			317,791
	97,561	Sound Point Floating Rate Income Fund (a)(b)			1,017,561
Total Investment Companies
(Cost $1,897,293)					1,895,247

		Security	Strike	Exp.
	Contracts	Description	Price	Date	Value
Purchased Options - 0.0%
Call Options Purchased - 0.0%
	1,500,000	Swiss Currency	$0.99	04/13	29,864

Total Call Options Purchased
(Premiums Paid $26,250)					29,864
Total Investments - 94.3%
(Cost $81,055,807)*					$90,878,951
Other Assets & Liabilities, Net – 5.7%					5,459,981
Net Assets – 100.0%					$96,338,932

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PCL	Public Company Limited
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Affiliate.
(c)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $4,045,838 or 4.2% of net assets.
(d)
Private preferred stock purchased on 06/21/13. The preferred shares have the right to receive dividends when, as and if declared by the security’s Board of Trustees. Preferred shares hold rights to convert to shares of Common Stock. Illiquid investment in which redemptions are not accepted. No unfunded commitments as of June 30, 2013.

(e)
Private equity fund purchased on 08/01/12 that invests in a master fund which invests primarily in Brazilian companies. Redemptions may be made on the last day of each month with three months written notice. No unfunded commitments as of June 30, 2013.

(f)
Private equity fund purchased on 03/08/13 that invests in Unitech Corporate Parks PLC. Redemptions may be made on the last day of each calendar quarter upon 60 days written notice. No unfunded commitments as of June 30, 2013.

(g)	Private equity fund purchased on 02/21/12 that invests in Switch Communications Group, LLC. Illiquid investment in which redemptions are not accepted. No unfunded commitments as of June 30, 2013.
(h)
Private equity fund purchased on 11/30/12 that invests in consumer loans, primarily those originated by LendingClub Corporation. Redemptions may be made on the last day of each calendar quarter upon 90 days written notice. No unfunded commitments as of June 30, 2013.

(i)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $441,000 or 0.5% of net assets.
(j)
Business development company purchased on 06/05/13 that invests in first lien senior secured and unitranche loans to private U.S. middle market companies that are, in many cases, controlled by private investment firms. Illiquid investment in which redemptions are not accepted.Unfunded commitments of $1,660,480 as of June 30, 2013.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$17,255,204
Gross Unrealized Depreciation	(7,455,475)
Net Unrealized Appreciation	$9,799,729

As of June 30, 2013, the Beck, Mack & Oliver Global Fund had the following forward currency contracts outstanding:

Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
(222,547)	Australian Dollar	08/26/13	$225,000	$22,358
222,547	Australian Dollar	08/26/13	(213,200)	(10,557)
124,885	Australian Dollar	09/06/13	(119,233)	(5,607)
(124,885)	Australian Dollar	09/06/13	125,000	11,373
(443,205)	Australian Dollar	11/12/13	445,000	43,576
(1,983,200)	Canadian Dollars	07/09/13	2,000,000	114,705
(1,000,000)	Canadian Dollars	08/01/13	999,412	49,315
(1,000,000)	Canadian Dollars	08/08/13	997,166	47,237
(1,941,040)	Canadian Dollars	10/02/13	1,900,000	58,655
(1,755,821)	Canadian Dollars	10/23/13	1,700,000	35,211
(2,318,515)	Canadian Dollars	11/12/13	2,300,000	102,759
(3,014,753)	Canadian Dollars	11/15/13	2,950,000	93,147
(828,306)	Swiss Franc	07/09/13	900,000	23,004
(1,022,780)	Swiss Franc	08/26/13	1,100,000	16,635
(808,561)	Swiss Franc	11/29/13	840,000	(17,390)
(71,218,000)	Chilean Peso	12/17/13	140,000	3,058
(94,576)	Pounds Sterling	07/22/13	150,000	6,177
(410,078)	Pounds Sterling	10/24/13	625,000	1,758
(232,985)	Pounds Sterling	11/25/13	350,000	(4,028)
(326,851)	Pounds Sterling	12/05/13	500,000	3,369
(4,565,250,000)	Indonesian Rupiah	07/16/13	450,000	(9,214)
(7,473,350,000)	Indonesian Rupiah	12/27/13	685,000	(48,760)
(167,469,890)	Japanese Yen	10/11/13	1,700,000	10,494
(1,758,845)	Malaysian Ringgit	07/31/13	565,000	9,538
(1,284,038)	Malaysian Ringgit	08/20/13	410,000	5,011
(1,424,340)	Malaysian Ringgit	12/16/13	450,000	3,541
(996,200)	Norwegian Krone	11/25/13	170,000	6,856
(747,540)	Singapore Dollar	09/06/13	600,000	10,155
(647,868)	Singapore Dollar	09/11/13	520,000	8,794
(594,593)	Singapore Dollar	11/14/13	480,000	10,766
(9,042,000)	Thailand Baht	08/26/13	300,000	9,368
(4,808,000)	Thailand Baht	09/11/13	160,000	5,580
(3,098,500)	Thailand Baht	12/18/13	100,000	928
216,370	New Turkish Lira	10/02/13	(110,000)	529
(555,750)	New Turkish Lira	10/02/13	300,000	16,105
(872,235)	New Turkish Lira	12/19/13	450,000	10,616
				$645,062

An affiliate is an entity in which the Fund has ownership of at least 5% of the voting securities.  Transactions during the period with affiliates were as follows:

Name of Issuer	Shares/ Principal held at beginning of year	Gross Additions	Gross Reductions	Realized Gain	Shares/ Principal held at end of period	Value June 30, 2013	Investment Income
Common Stock
Huntingdon Capital Corp.	647,250	$-	$-	$-	647,250	$7,649,822	$32,545

Private Equity Funds
Bharat Investors, LP	$1,000,000	-	-	-	$1,000,000	1,152,713	-
Brightwood Switch SPV, LP	1,200,000	-	-	-	1,200,000	1,401,779	-
Eaglewood Income Fund I, LP	2,000,000	-	-	-	2,000,000	2,126,268	40,769
		-	-	-		4,680,760	40,769

Corporate Non-Convertible Bond
Huntingdon Real Estate	$500,000	-	-	-	$500,000	499,548	9,280

Warrant
Huntingdon Capital Corp.	14,000	-	-	-	14,000	45,260	-

Investment Company
Sound Point Floating Rate Income Fund	97,561	-	-	-	97,561	1,017,561	-

Total		$-		$-		$13,892,951	$82,594

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of June 30, 2013.

	Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Australia	$545,710	$-	$-	$545,710
Bermuda	2,694,517	-	-	2,694,517
Canada	14,617,392	-	-	14,617,392
Chile	636,788	-	-	636,788
Colombia	3,399,557	-	-	3,399,557
Hong Kong	10,103,408	-	-	10,103,408
India	5,524,215	-	-	5,524,215
Indonesia	3,132,055	-	-	3,132,055
Japan	9,941,571	-	-	9,941,571
Jordan	2,155,112	-	-	2,155,112
Kazakhstan	652,734	-	-	652,734
Malaysia	3,981,021	-	-	3,981,021
Mexico	2,425,217	-	-	2,425,217
Singapore	2,774,080	-	-	2,774,080
Sweden	176,146	-	-	176,146
Switzerland	7,085,340	-	-	7,085,340
Taiwan	1,033	-	-	1,033
Thailand	1,280,567	-	-	1,280,567
Turkey	737,818	-	-	737,818
Ukraine	317,814	-	-	317,814
United Kingdom	4,648,077	-	-	4,648,077
United States	4,652,958	-	-	4,652,958
Preferred Stock
United States	-	-	200,000	200,000
Private Equity Fund
Brazil	-	506,665	-	506,665
India	-	1,152,713	-	1,152,713
United States	-	-	3,528,047	3,528,047
Corporate Non-Convertible Bonds	-	1,910,636	-	1,910,636
Warrants	172,647	2	-	172,649
Investment Companies	559,895	1,017,561	317,791	1,895,247
Purchased Options	29,864	-	-	29,864
Total Investments At Value	$82,245,536	$4,587,577	$4,045,838	$90,878,951

Other Financial Instruments**
Forward Currency Contracts	$-	$740,618	$-	$740,618
Total Assets	$82,245,536	$5,328,195	$4,045,838	$91,619,569
Liabilities
Other Financial Instruments**
Forward Currency Contracts	$-	$(95,556)	$-	$(95,556)
Total Liabilities	$-	$(95,556)	$-	$(95,556)

**
Other Financial Instruments are derivative instruments not reflected in the Total Investments in Securities, such as forward currency contracts, which are valued at their unrealized appreciation/depreciation at period end.

There were no transfers between Level 1 and Level 2 for the period ended June 30, 2013.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Preferred Stock	Private Equity Funds	Corporate Non Convertible Bonds	Investment Companies
Balance as of 03/31/13	$-	$3,455,866	$246,099	$-
Change in Unrealized Appreciation / (Depreciation)	-	72,181	(6,011)	(21,729)
Purchases	200,000	-	-	339,520
Transfers In / (Out)	-	-	(240,088)	-
Balance as of 06/30/13	$200,000	$3,528,047	$-	$317,791
Net change in unrealized appreciation / (depreciation) from investments held as of 06/30/13	$-	$72,181	$-	$(21,729)

The Fund utilizes the end of period methodology when determining transfers in or out of the Level 3 category.

Significant unobservable valuation inputs for material Level 3 investments as of June 30, 2013, are as follows:

Investments in Securities	Fair Value at 06/30/13	Valuation Technique(s)	Unobservable Input	Range as of 06/30/13	Weighted Average as of 06/30/13
Private Equity Funds – United States
Brightwood Switch SPV, LP	$1,401,779	Market Comparables	EV/EBITDA Multiple(1)	10.25x – 10.75x CFY 2013 EBITDA projection of $91.4mm (or EV of $936.9mm - $982.6mm and equity value of $835.8mm – $881.5mm	60% Equinix, 30% REITs, 10% other publicly traded data center companies
Eaglewood Income Fund I, LP	2,126,268	Loan Valuation Model	Interest Rates, Seasoning, FICO Scores, Loan loss Reserves(2)	Interest Rates: 6.03%-22.47%. Seasoning 0-6 months, FICO 660-850, Loan Loss Reserves -100% to 10.5%.	Delinquency Levels: 16-30 days 0.14%, 31+ days: 0.14%. Interest Rate 12.62%, Seasoning 3.0 months, FICO: 703, Loan Loss Reserves 1.00%.

(1) Significant unobservable inputs used in the fair value measurement included enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio. A significant change in the EV/EBITDA Multiple ratio may result in a similar significant change in the fair value measurement.

(2) Significant unobservable inputs used in the fair value measurement include interest rates, seasoning, FICO scores and loan loss reserves.  A significant increase or decrease in FICO scores and seasoning may result in a similar significant change in the fair value measurement.  A significant increase or decrease in interest rates or loan loss reserves may result in an opposite significant change in the fair value measurement.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

BECK, MACK & OLIVER PARTNERS FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2013 (Unaudited)

AF	Shares	Security Description	Value

Common Stock - 84.2%
Consumer Discretionary - 4.1%
64,700	Bed Bath & Beyond, Inc. (a)	$4,587,230
22,150	Lowe's Cos., Inc.	905,935
		5,493,165
Energy - 21.6%
48,150	Bristow Group, Inc.	3,145,158
60,750	Devon Energy Corp.	3,151,710
345,050	Encana Corp.	5,845,147
57,050	National Oilwell Varco, Inc.	3,930,745
193,600	Noble Corp.	7,275,488
49,800	Schlumberger, Ltd.	3,568,668
109,750	Subsea 7 SA, ADR	1,951,904
		28,868,820
Financials - 27.2%
68,100	Axis Capital Holdings, Ltd.	3,117,618
20,850	Berkshire Hathaway, Inc., Class B (a)	2,333,532
220,800	Brookfield Asset Management, Inc., Class A	7,953,216
35,700	Enstar Group, Ltd. (a)	4,747,386
30,080	Homefed Corp. (a)	975,344
210,450	Leucadia National Corp.	5,517,999
292,401	PICO Holdings, Inc. (a)	6,128,725
33,909	RenaissanceRe Holdings, Ltd.	2,942,962
71,800	U.S. Bancorp	2,595,570
		36,312,352
Healthcare - 14.1%
167,300	Abbott Laboratories	5,835,424
69,600	Baxter International, Inc.	4,821,192
29,950	Laboratory Corp. of America Holdings (a)	2,997,995
77,150	Merck & Co., Inc.	3,583,617
16,450	Waters Corp. (a)	1,645,823
		18,884,051
Industrials - 6.3%
70,950	Dover Corp.	5,509,977
48,300	Fluor Corp.	2,864,673
		8,374,650
Information Technology - 7.6%
37,600	International Business Machines Corp.	7,185,736
116,800	Molex, Inc., Class A	2,903,648
		10,089,384
Telecommunication Services - 3.3%
209,600	Level 3 Communications, Inc. (a)	4,418,368

Total Common Stock (Cost $96,720,855)	112,440,790

Total Investments - 84.2% (Cost $96,720,855)*	$112,440,790

Other Assets & Liabilities, Net – 15.8%	21,111,509
Net Assets – 100.0%	$133,552,299

ADR	American Depositary Receipt
(a)	Non-income producing security.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$16,608,982
Gross Unrealized Depreciation	(889,047)
Net Unrealized Appreciation	$15,719,935

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$112,440,790
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$112,440,790

The Level 1 value displayed in this table is Common Stock. Refer to the Schedule of Investments for a further breakout of each security by industry.

There were no transfers between Level 1 and Level 2 for the period ended June 30, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

LMCG GLOBAL MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2013 (Unaudited)

	Security
Shares	Description		Value
Long Positions - 93.1%
Equity Securities - 92.6%
Common Stock - 91.1%
Austria - 0.6%
273	OMV AG		$12,315

Belgium - 1.9%
526	Arseus NV		13,841
200	Cie d'Entreprises CFE		11,484
208	Delhaize Group SA		12,859
			38,184
Bermuda - 2.2%
327	Axis Capital Holdings, Ltd.		14,970
105	Everest Re Group, Ltd.		13,467
1,331	Maiden Holdings, Ltd.		14,934
			43,371
Denmark - 0.7%
431	Schouw & Co.		13,855

Finland - 0.8%
863	Amer Sports Oyj		15,868

France - 4.2%
267	Eiffage SA		12,507
365	Ipsen SA		13,447
220	Plastic Omnium SA		11,936
1,059	Suez Environnement Co.		13,687
1,193	UbiSoft Entertainment SA (a)		15,621
308	Vinci SA		15,449
			82,647
Germany - 3.8%
85	Allianz SE		12,407
94	Fresenius SE & Co. KGaA		11,570
383	NORMA Group AG		13,852
283	Suedzucker AG		8,761
783	Takkt AG		11,806
290	Wincor Nixdorf AG		15,685
			74,081
Ireland - 1.6%
670	Alkermes PLC (a)		19,215
313	DCC PLC		12,224
			31,439
Italy - 2.0%
724	Danieli & C Officine Meccaniche SpA		10,907
621	Gtech Spa		15,539
536	Industria Macchine Automatiche SpA		12,343
			38,789
Japan - 9.4%
600	Aoyama Trading Co., Ltd.		15,964
1,000	Asahi Glass Co., Ltd.		6,482
800	Brother Industries, Ltd.		8,977
400	Dena Co., Ltd. (a)		7,831
400	Electric Power Development Co., Ltd.		12,506
1,100	Fuji Machine Manufacturing Co., Ltd.		9,387
1,000	Hitachi, Ltd. (a)		6,407
1,000	Japan Aviation Electronics Industry, Ltd.		9,687
400	Japan Tobacco, Inc.		14,119
4,000	Kyodo Printing Co., Ltd.		11,201
400	Ship Healthcare Holdings, Inc.		14,704
800	Sumitomo Corp.		9,971
400	Taiyo Holdings Co., Ltd.		12,968
1,000	Toppan Printing Co., Ltd.		6,937
3,000	Toyo Ink SC Holdings Co., Ltd.		14,795
3,000	Toyo Tire & Rubber Co., Ltd.		15,751
200	Trend Micro, Inc. (a)		6,359
			184,046
Jersey - 0.7%
1,323	Phoenix Group Holdings		12,829

Netherlands - 3.2%
502	Arcadis NV		13,518
298	CNH Global NV		12,415
203	Heineken Holding NV		11,377
815	Koninklijke Ahold NV		12,121
210	Koninklijke DSM NV		13,691
			63,122
Norway - 0.5%
260	Fred Olsen Energy ASA		10,296

Spain - 0.7%
432	Amadeus IT Holding SA		13,826

Switzerland - 2.0%
793	GAM Holding AG		12,143
305	Schweizerische National-Versicherungs-Gesellschaft AG		14,087
75	Swiss Life Holding AG		12,174
			38,404
United Kingdom - 3.8%
1,152	Berendsen PLC		13,031
550	Go-Ahead Group PLC		12,396
1,362	Interserve PLC		10,518
1,098	Mondi PLC		13,671
1,641	N Brown Group PLC		11,015
270	SABMiller PLC		12,945
			73,576
United States - 53.0%
225	Adams Resources & Energy, Inc.		15,500
177	Alliant Techsystems, Inc.		14,572
739	AMAG Pharmaceuticals, Inc. (a)		16,443
4,268	AmeriServ Financial, Inc.		11,694
397	AOL, Inc.		14,483
771	Argan, Inc.		12,028
203	Ascent Capital Group, Inc., Class A (a)		15,848
2,818	Astex Pharmaceuticals (a)		11,582
415	Avnet, Inc. (a)		13,944
759	Beazer Homes USA, Inc. (a)		13,298
704	Big 5 Sporting Goods Corp.		15,453
32	Biglari Holdings, Inc. (a)		13,133
865	Booz Allen Hamilton Holding Corp.		15,034
705	Brown Shoe Co., Inc.		15,179
377	Brunswick Corp.		12,045
210	CACI International, Inc., Class A (a)		13,333
470	Cantel Medical Corp.		15,919
1,021	Comfort Systems USA, Inc.		15,233
864	Convergys Corp		15,059
546	CoreLogic, Inc. (a)		12,651
584	CSG Systems International, Inc.		12,673
1,371	CTS Corp.		18,700
492	Cynosure, Inc., Class A (a)		12,782
337	Delek US Holdings, Inc.		9,699
177	Dillard's, Inc., Class A		14,509
194	DST Systems, Inc.		12,674
787	Emergent Biosolutions, Inc. (a)		11,349
321	EnerSys		15,742
284	ePlus, Inc.		17,009
65	First Citizens BancShares, Inc., Class A		12,483
386	Foot Locker, Inc.		13,560
964	FutureFuel Corp.		13,660
1,824	Graphic Packaging Holding Co. (a)		14,118
394	HCA Holdings, Inc. (a)		14,208
547	Heartland Financial USA, Inc.		15,037
426	Heartland Payment Systems, Inc.		15,868
403	Hi-Tech Pharmacal Co., Inc.		13,380
230	HollyFrontier Corp.		9,839
314	Hyatt Hotels Corp. (a)		12,673
261	IAC/InterActiveCorp.		12,413
495	Iconix Brand Group, Inc. (a)		14,558
663	Insight Enterprises, Inc. (a)		11,762
482	Insperity, Inc.		14,605
1,048	Kimball International., Inc., Class B		10,176
1,378	Lannett Co., Inc. (a)		16,412
522	Lender Processing Services, Inc.		16,887
250	Magellan Health Services, Inc. (a)		14,020
238	Manpowergroup, Inc.		13,042
330	Marriott Vacations Worldwide Corp. (a)		14,269
439	MasTec, Inc. (a)		14,443
799	Matrix Service Co. (a)		12,448
525	Multimedia Games Holding Co., Inc. (a)		13,687
1,076	Natus Medical, Inc. (a)		14,687
982	Navigant Consulting, Inc. (a)		11,784
391	Nelnet, Inc., Class A		14,111
370	Oshkosh Corp. (a)		14,049
350	PAREXEL International Corp. (a)		16,079
879	PC Connection, Inc.		13,581
375	Piper Jaffray Cos. (a)		11,854
1,431	Premiere Global Services, Inc. (a)		17,272
733	Sandy Spring Bancorp, Inc.		15,847
659	Santarus, Inc. (a)		13,872
284	Schweitzer-Mauduit International, Inc.		14,166
2,159	Sciclone Pharmaceuticals, Inc. (a)		10,709
1,241	Select Medical Holdings Corp.		10,176
498	SurModics, Inc. (a)		9,965
970	Symetra Financial Corp.		15,510
690	Union First Market Bankshares Corp.		14,207
620	Unisys Corp. (a)		13,683
276	URS Corp.		13,033
1,191	Vishay Intertechnology, Inc. (a)		16,543
588	Webster Financial Corp.		15,100
558	WesBanco, Inc.		14,748
2,168	Wilshire Bancorp, Inc.		14,352
457	Worthington Industries, Inc.		14,491
			1,040,935
Total Common Stock
(Cost $1,846,914)			1,787,583

	Security
Shares	Description	Rate	Value
Preferred Stock - 1.5%
Germany - 1.5%
109	Draegerwerk AG & Co. KGaA	0.00%	14,910
713	Sixt AG	0.57	14,250
			29,160
Total Preferred Stock
(Cost $27,858)			29,160
Total Equity Securities
(Cost $1,874,772)			1,816,743
	Security
Shares	Description		Value
Money Market Funds - 0.5%
10,363	Dreyfus Treasury Prime Cash Management, 0.00% (b) (Cost $10,363)		10,363
Total Long Positions - 93.1%
(Cost $1,885,135)*			$1,827,106
Total Short Positions - (93.2)%
(Cost $(1,863,803))*			(1,829,381)
Other Assets & Liabilities, Net – 100.1%			1,965,220
Net Assets – 100.0%			$1,962,945

LMCG GLOBAL MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
JUNE 30, 2013 (Unaudited)

	Security
Shares	Description	Value
Short Positions - (93.2)%
Common Stock - (93.2)%
Australia - (0.5)%
(17,600)	Aquarius Platinum, Ltd.	$(10,280)

Belgium - (0.6)%
(107)	Cofinimmo REIT	(11,703)

Bermuda - (0.9)%
(1,505)	Orient-Express Hotels, Ltd., Class A	(18,301)

Finland - (0.6)%
(299)	Nokian Renkaat OYJ	(12,167)

France - (3.2)%
(1,344)	Beneteau SA	(14,854)
(446)	Carrefour SA	(12,250)
(253)	Nexans SA	(12,005)
(123)	Societe BIC SA	(12,339)
(989)	Veolia Environnement SA	(11,292)
		(62,740)
Germany - (5.7)%
(2,282)	Balda AG	(11,851)
(108)	Bertrandt AG	(11,608)
(207)	Deutsche Boerse AG	(13,612)
(292)	Gerry Weber International AG	(12,345)
(970)	Kloeckner & Co. SE	(10,353)
(33)	KWS Saat AG	(11,927)
(120)	MAN SE	(13,082)
(92)	Pfeiffer Vacuum Technology AG	(9,527)
(649)	Wirecard AG	(17,659)
		(111,964)
Italy - (0.8)%
(1,541)	Ansaldo STS SpA	(14,887)

Japan - (10.3)%
(700)	Daiseki Co., Ltd.	(12,246)
(900)	Fancl Corp.	(10,784)
(300)	Hamamatsu Photonics KK	(10,834)
(700)	House Foods Corp.	(11,416)
(700)	Kyoei Steel, Ltd.	(10,281)
(500)	LIXIL Group Corp.	(12,175)
(8)	M3, Inc.	(17,944)
(300)	Makita Corp.	(16,129)
(500)	McDonald's Holdings Co. Japan, Ltd.	(13,875)
(400)	Miura Co., Ltd.	(9,977)
(100)	Nidec Corp.	(6,996)
(200)	Nissin Foods Holdings Co., Ltd.	(8,088)
(700)	NS Solutions Corp.	(13,098)
(900)	Square Enix Holdings Co., Ltd.	(10,849)
(700)	Stanley Electric Co., Ltd.	(13,600)
(300)	Tokyo Electron, Ltd.	(15,168)
(2,600)	Tokyo Steel Manufacturing Co., Ltd.	(8,618)
		(202,078)
Jersey - (0.5)%
(162)	Randgold Resources, Ltd.	(10,265)

Netherlands - (1.2)%
(403)	ASM International NV	(13,614)
(159)	Wereldhave NV REIT	(10,324)
		(23,938)
Norway - (1.5)%
(495)	Algeta ASA	(18,843)
(716)	Det Norske Oljeselskap ASA	(9,823)
		(28,666)
Spain - (0.7)%
(926)	Zardoya Otis SA	(13,113)

Sweden - (1.3)%
(958)	Elekta AB, Class B	(14,560)
(341)	Hennes & Mauritz AB, Class B	(11,220)
		(25,780)
Switzerland - (3.3)%
(1,298)	EFG International AG	(15,789)
(267)	Huber & Suhner AG	(11,904)
(116)	Panalpina Welttransport Holding AG	(12,512)
(79)	Straumann Holding AG, Class R	(11,812)
(298)	Zehnder Group AG	(13,276)
		(65,293)
United Kingdom - (5.7)%
(446)	Associated British Foods PLC	(11,766)
(675)	BG Group PLC	(11,471)
(1,337)	Bovis Homes Group PLC	(15,503)
(1,412)	Drax Group PLC	(12,530)
(2,596)	Imagination Technologies Group PLC	(11,315)
(1,871)	Michael Page International PLC	(10,583)
(294)	Rotork PLC	(11,935)
(2,820)	SDL PLC	(12,398)
(1,569)	Shaftesbury PLC REIT	(14,216)
		(111,717)
United States - (56.4)%
(458)	Aaron's, Inc.	(12,829)
(2,914)	Accuray, Inc.	(16,726)
(289)	ACI Worldwide, Inc.	(13,433)
(666)	Aerovironment, Inc.	(13,440)
(369)	Air Methods Corp.	(12,502)
(924)	Akorn, Inc.	(12,492)
(884)	AM Castle & Co.	(13,932)
(664)	Ariad Pharmaceuticals, Inc.	(11,613)
(320)	Arthur J. Gallagher & Co.	(13,981)
(391)	BJ's Restaurants, Inc.	(14,506)
(449)	Blackbaud, Inc.	(14,624)
(984)	Bravo Brio Restaurant Group, Inc.	(17,535)
(165)	Chart Industries, Inc.	(15,525)
(1,998)	Citizens, Inc.	(11,948)
(394)	City Holding Co.	(15,346)
(298)	CLARCOR, Inc.	(15,559)
(315)	Cognex Corp.	(14,244)
(447)	Community Bank System, Inc.	(13,790)
(892)	Comstock Resources, Inc.	(14,031)
(185)	Concur Technologies, Inc.	(15,055)
(130)	CoStar Group, Inc.	(16,779)
(643)	DexCom, Inc.	(14,435)
(565)	eHealth, Inc.	(12,837)
(2,818)	Endeavour International Corp.	(10,821)
(852)	Endologix, Inc.	(11,315)
(61)	Equinix, Inc.	(11,268)
(932)	Finisar Corp.	(15,797)
(281)	First Financial Bankshares, Inc.	(15,640)
(869)	Global Power Equipment Group, Inc.	(14,008)
(917)	Golub Capital BDC, Inc.	(16,048)
(889)	Goodrich Petroleum Corp.	(11,379)
(1,225)	GrafTech International, Ltd.	(8,918)
(303)	Greenhill & Co., Inc.	(13,859)
(2,218)	Halcon Resources Corp.	(12,576)
(832)	Heritage-Crystal Clean, Inc.	(12,156)
(506)	HMS Holdings Corp.	(11,790)
(154)	IDEXX Laboratories, Inc.	(13,826)
(836)	Ignite Restaurant Group, Inc.	(15,775)
(732)	Incyte Corp., Ltd.	(16,104)
(437)	Independent Bank Corp.	(15,077)
(1,297)	InnerWorkings, Inc.	(14,072)
(567)	Insulet Corp.	(17,809)
(732)	Intrepid Potash, Inc.	(13,945)
(960)	Jive Software, Inc.	(17,443)
(305)	Jos A. Bank Clothiers, Inc.	(12,603)
(1,328)	Kearny Financial Corp.	(13,931)
(2,001)	Leap Wireless International, Inc.	(13,467)
(173)	Liberty Ventures, Class A	(14,707)
(268)	Life Time Fitness, Inc.	(13,429)
(321)	Liquidity Services, Inc.	(11,129)
(1,668)	LivePerson, Inc.	(14,937)
(631)	LMI Aerospace, Inc.	(11,825)
(163)	MicroStrategy, Inc.	(14,174)
(307)	Monro Muffler Brake, Inc.	(14,751)
(474)	National Instruments Corp.	(13,244)
(692)	Nuance Communications, Inc.	(12,719)
(528)	On Assignment, Inc.	(14,108)
(1,028)	Optimer Pharmaceuticals, Inc.	(14,875)
(217)	Oxford Industries, Inc.	(13,541)
(173)	Pharmacyclics, Inc.	(13,748)
(1,070)	Procera Networks, Inc.	(14,691)
(757)	RealPage, Inc.	(13,883)
(780)	Repros Therapeutics, Inc.	(14,391)
(180)	RLI Corp.	(13,754)
(252)	Royal Gold, Inc.	(10,604)
(429)	Sonoco Products Co.	(14,831)
(272)	Steven Madden, Ltd.	(13,159)
(398)	Team, Inc.	(15,064)
(409)	The Gorman-Rupp Co.	(13,023)
(396)	Theravance, Inc.	(15,258)
(523)	Titan Machinery, Inc.	(10,266)
(129)	Ultimate Software Group, Inc.	(15,130)
(1,214)	Valley National Bancorp	(11,497)
(307)	ViaSat, Inc.	(21,938)
(663)	ViewPoint Financial Group, Inc.	(13,797)
(572)	ViroPharma, Inc.	(16,388)
(290)	WellCare Health Plans, Inc.	(16,110)
(269)	Westamerica Bancorporation	(12,291)
(301)	Wolverine World Wide, Inc.	(16,438)
		(1,106,489)
Total Common Stock
(Cost $(1,863,803))		(1,829,381)
Total Short Positions - (93.2)%
(Cost $(1,863,803))		$(1,829,381)

LMCG GLOBAL MARKET NEUTRAL FUND
NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT
JUNE 30, 2013 (Unaudited)

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of June 30, 2013.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$103,249
Gross Unrealized Depreciation	(126,856)
Net Unrealized Depreciation	$(23,607)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013.

	Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Austria	$-	$12,315	$-	$12,315
Belgium	-	38,184	-	38,184
Bermuda	43,371	-	-	43,371
Denmark	-	13,855	-	13,855
Finland	-	15,868	-	15,868
France	-	82,647	-	82,647
Germany	-	74,081	-	74,081
Ireland	19,215	12,224	-	31,439
Italy	-	38,789	-	38,789
Japan	-	184,046	-	184,046
Jersey	-	12,829	-	12,829
Netherlands	12,415	50,707	-	63,122
Norway	-	10,296	-	10,296
Spain	-	13,826	-	13,826
Switzerland	-	38,404	-	38,404
United Kingdom	-	73,576	-	73,576
United States	1,040,935	-	-	1,040,935
Preferred Stock
Germany	-	29,160	-	29,160
Money Market Fund	-	10,363	-	10,363
Total Investments At Value	$1,115,936	$711,170	$-	$1,827,106
Total Assets	$1,115,936	$711,170	$-	$1,827,106

Liabilities
Securities Sold Short
Common Stock
Australia	$-	$(10,280)	$-	$(10,280)
Belgium	-	(11,703)	-	(11,703)
Bermuda	(18,301)	-	-	(18,301)
Finland	-	(12,167)	-	(12,167)
France	-	(62,740)	-	(62,740)
Germany	-	(111,964)	-	(111,964)
Italy	-	(14,887)	-	(14,887)
Japan	-	(202,078)	-	(202,078)
Jersey	-	(10,265)	-	(10,265)
Netherlands	-	(23,938)	-	(23,938)
Norway	-	(28,666)	-	(28,666)
Spain	-	(13,113)	-	(13,113)
Sweden	-	(25,780)	-	(25,780)
Switzerland	-	(65,293)	-	(65,293)
United Kingdom	-	(111,717)	-	(111,717)
United States	(1,106,489)	-	-	(1,106,489)
Total Securities Sold Short	$(1,124,790)	$(704,591)	$-	$(1,829,381)
Total Liabilities	$(1,124,790)	$(704,591)	$-	$(1,829,381)

There were no transfers between Level 1 and Level 2 for the period ended June 30, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

LMCG GLOBAL MULTICAP FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2013 (Unaudited)

The LMCG Global Multicap Fund had not commenced operations as of June 30, 2013, therefore there are no holdings to disclose.

MERK ABSOLUTE RETURN CURRENCY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2013 (Unaudited)

Principal	Security Description	Currency	Rate	Maturity	Value in USD

Foreign Bonds - 34.6% (a)
Non-U.S. Government - Australia - 3.3%
$800,000	Australia Government Bond, Series 129	AUD	5.50%	12/15/13	$741,477

Non-U.S. Government - Austria - 4.3%
750,000	Republic of Austria (b)	EUR	3.80	10/20/13	986,932

Non-U.S. Government - Netherlands - 4.3%
750,000	Netherlands Government Bond (b)	EUR	1.00	01/15/14	981,344

Non-U.S. Government - New Zealand - 3.1%
850,000	New Zealand Government Bond, Series 415	NZD	6.00	04/15/15	694,784

Regional Agency - Australia - 10.0%
750,000	New South Wales Treasury Corp., Series 813	AUD	5.50	08/01/13	687,425
700,000	Queensland Treasury Corp., Series 13	AUD	6.00	08/21/13	642,965
1,000,000	Western Australian Treasury Corp., Series 14	AUD	5.50	04/23/14	935,200
2,265,590

Regional Agency - Canada - 6.6%
650,000	Province of British Columbia	CAD	8.50	08/23/13	624,580
900,000	Province of Manitoba Canada	CAD	5.05	12/03/13	869,629
1,494,209

Supranational - Europe - 3.0%
4,000,000	European Investment Bank	NOK	4.00	05/15/14	671,871
Total Foreign Bonds (Cost $8,347,249)	7,836,207

Foreign Treasury Securities - 39.5% (a)
Non-U.S. Government - Belgium - 3.2%
550,000	Belgium Treasury Bill (c)	EUR	0.06	07/18/13	715,906

Non-U.S. Government - Canada - 4.2%
1,000,000	Canadian Treasury Bill (c)	CAD	0.96-0.99	07/18/13	950,338

Non-U.S. Government - France - 4.3%
550,000	France Treasury Bill BTF (c)	EUR	0.01	09/19/13	715,831
200,000	France Treasury Bill BTF (c)	EUR	0.02	11/14/13	260,254
976,085

Non-U.S. Government - Germany - 4.6%
800,000	German Treasury Bill (c)	EUR	0.00	08/28/13	1,036,592

Non-U.S. Government - Norway - 4.1%
5,700,000	Norway Treasury Bill, Series 20 (c)	NOK	1.37	09/18/13	935,277

Non-U.S. Government - Sweden - 14.8%
22,500,000	Sweden Treasury Bill (c)	SEK	0.85	07/17/13	3,353,862

Supranational - Europe - 4.3%
750,000	European Stability Mechanism Treasury Bill (c)	EUR	0.04	09/05/13	976,048
Total Foreign Treasury Securities (Cost $9,133,494)	8,944,108

U.S. Treasury Bills - 15.4% (a)
1,000,000	U.S. Treasury Bill (d)	USD	0.07	11/14/13	999,769
2,500,000	U.S. Treasury Bill (d)	USD	0.08	12/12/13	2,499,303
Total U.S. Treasury Bills (Cost $3,498,901)	3,499,072

Total Investments – 89.5% (Cost $20,979,644)*	$20,279,387
Foreign Currencies – 0.3% (Cost $65,036)	65,006
Net Unrealized Gain/Loss on Forward Currency Contracts – (1.6)%	(361,934)
Other Assets and Liabilities, Net – 11.8%	2,672,812
NET ASSETS – 100.0%	$22,655,271

(a)	All or portion of these securitites are segregated to cover outstanding forward currency contract exposure.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $1,968,276 or 8.7% of net assets.
(c)	Zero coupon bond. Interest rate presented is yield to maturity.
(d)	Rate presented is yield to maturity.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$171
Gross Unrealized Depreciation	(700,428)
Net Unrealized Depreciation	$(700,257)

As of June 30, 2013, Merk Absolute Return Currency Fund had the following forward currency contracts outstanding:
Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
(1,370,000)	Australian Dollar	07/09/13	$(1,297,486)	$45,407
(5,160,000)	Australian Dollar	07/09/13	(4,737,530)	21,672
(9,233,000)	Australian Dollar	07/09/13	(8,478,812)	40,532
1,280,000	Australian Dollar	07/09/13	1,177,480	(7,654)
2,430,000	Australian Dollar	07/09/13	2,313,093	(92,252)
(120,000)	Australian Dollar	07/09/13	(114,629)	4,958
3,700,000	Australian Dollar	07/09/13	3,513,276	(131,749)
125,000	Australian Dollar	07/09/13	119,906	(5,665)
(1,200,000)	Australian Dollar	07/09/13	(1,146,341)	49,629
1,190,000	Australian Dollar	07/09/13	1,143,645	(56,073)
(200,000)	Australian Dollar	07/09/13	(189,035)	6,250
(520,000)	Australian Dollar	07/09/13	(486,664)	11,422
(1,170,000)	Australian Dollar	07/09/13	(1,122,884)	53,591
(91,000)	Australian Dollar	07/09/13	(85,907)	2,740
3,624,000	Australian Dollar	07/09/13	3,446,652	(134,584)
1,240,000	Australian Dollar	07/09/13	1,138,401	(5,132)
1,245,000	Australian Dollar	07/09/13	1,191,911	(54,073)
(5,100,000)	Australian Dollar	07/09/13	(4,676,277)	15,254
(625,000)	Australian Dollar	07/09/13	(573,860)	2,656
450,000	Australian Dollar	07/09/13	423,124	(11,857)
(1,150,000)	Canadian Dollars	07/09/13	(1,130,771)	37,544
920,000	Canadian Dollars	07/09/13	904,124	(29,541)
1,720,000	Canadian Dollars	07/09/13	1,681,888	(46,800)
650,000	Canadian Dollars	07/09/13	637,034	(19,123)
(1,137,000)	Canadian Dollars	07/09/13	(1,113,439)	32,569
(1,150,000)	Canadian Dollars	07/09/13	(1,122,072)	28,844
(1,190,000)	Canadian Dollars	07/09/13	(1,136,249)	4,996
(1,200,000)	Canadian Dollars	07/09/13	(1,175,480)	34,720
3,220,000	Canadian Dollars	07/09/13	3,109,107	(48,070)
(2,350,000)	Canadian Dollars	07/09/13	(2,268,180)	34,193
1,750,000	Canadian Dollars	07/09/13	1,715,998	(52,390)
(1,780,000)	Canadian Dollars	07/09/13	(1,744,436)	52,310
590,000	Canadian Dollars	07/09/13	579,181	(18,308)
1,190,000	Canadian Dollars	07/09/13	1,149,698	(18,445)
1,120,000	Canadian Dollars	07/09/13	1,100,951	(36,243)
(1,500,000)	Canadian Dollars	07/09/13	(1,475,006)	49,057
1,037,000	Swiss Franc	07/09/13	1,127,684	(29,726)
(2,060,000)	Swiss Franc	07/09/13	(2,231,033)	49,941
(4,100,000)	Swiss Franc	07/09/13	(4,404,401)	63,393
1,900,000	Swiss Franc	07/09/13	2,065,085	(53,398)
(1,020,000)	Swiss Franc	07/09/13	(1,099,709)	19,751
2,085,000	Swiss Franc	07/09/13	2,259,110	(51,548)
3,190,000	Swiss Franc	07/09/13	3,462,991	(85,475)
(4,230,000)	Swiss Franc	07/09/13	(4,574,714)	96,064
(2,100,000)	Swiss Franc	07/09/13	(2,275,732)	52,289
(480,000)	Swiss Franc	07/09/13	(507,039)	(1,176)
960,000	Swiss Franc	07/09/13	1,026,588	(10,156)
2,090,000	Swiss Franc	07/09/13	2,267,655	(54,799)
2,640,000	Swiss Franc	07/09/13	2,811,148	(15,962)
(3,459,000)	Swiss Franc	07/09/13	(3,673,917)	11,588
1,760,000	Swiss Franc	07/09/13	1,881,536	(18,079)
1,080,000	Swiss Franc	07/09/13	1,167,901	(24,416)
915,000	Swiss Franc	07/09/13	984,496	(15,710)
(5,000,000)	Swiss Franc	07/09/13	(5,310,426)	16,513
(1,545,000)	Swiss Franc	07/09/13	(1,671,787)	35,968
(1,095,000)	Swiss Franc	07/09/13	(1,181,123)	21,756
(1,155,000)	European Union Euro	07/09/13	(1,544,849)	41,389
(840,000)	European Union Euro	07/09/13	(1,121,437)	28,011
5,362,000	European Union Euro	07/09/13	7,019,920	(40,216)
837,000	European Union Euro	07/09/13	1,119,116	(29,595)
550,000	European Union Euro	07/09/13	725,448	(9,514)
(1,680,000)	European Union Euro	07/09/13	(2,207,310)	20,458
469,000	European Union Euro	07/09/13	627,883	(17,387)
820,000	European Union Euro	07/09/13	1,094,628	(27,236)
(1,200,000)	European Union Euro	07/09/13	(1,586,370)	24,333
(830,000)	European Union Euro	07/09/13	(1,105,244)	24,835
1,250,000	European Union Euro	07/09/13	1,648,636	(21,514)
420,000	European Union Euro	07/09/13	560,062	(13,349)
870,000	European Union Euro	07/09/13	1,137,099	(4,622)
(1,520,000)	European Union Euro	07/09/13	(2,035,494)	56,914
(480,000)	European Union Euro	07/09/13	(638,606)	13,791
(80,000)	European Union Euro	07/09/13	(106,452)	2,316
(970,000)	European Union Euro	07/09/13	(1,284,869)	22,222
(1,330,000)	European Union Euro	07/09/13	(1,757,068)	25,810
(100,000)	European Union Euro	07/09/13	(133,196)	3,026
(1,300,000)	European Union Euro	07/09/13	(1,742,124)	49,916
(2,350,000)	Pounds Sterling	07/09/13	(3,678,516)	104,510
4,420,000	Pounds Sterling	07/09/13	6,840,617	(118,444)
740,000	Pounds Sterling	07/09/13	1,145,656	(20,224)
145,000	Pounds Sterling	07/09/13	227,027	(6,503)
(1,117,000)	Pounds Sterling	07/09/13	(1,719,390)	20,597
714,000	Pounds Sterling	07/09/13	1,117,199	(31,310)
1,450,000	Pounds Sterling	07/09/13	2,282,725	(77,487)
(1,820,000)	Pounds Sterling	07/09/13	(2,848,640)	80,686
(375,000)	Pounds Sterling	07/09/13	(587,719)	17,399
(1,440,000)	Pounds Sterling	07/09/13	(2,261,357)	71,328
60,500,000	Japanese Yen	07/09/13	612,792	(2,769)
271,000,000	Japanese Yen	07/09/13	2,847,940	(115,440)
116,800,000	Japanese Yen	07/09/13	1,172,302	5,395
(54,500,000)	Japanese Yen	07/09/13	(563,855)	14,330
18,700,000	Japanese Yen	07/09/13	194,569	(6,016)
(113,000,000)	Japanese Yen	07/09/13	(1,174,609)	35,227
95,400,000	Japanese Yen	07/09/13	979,185	(17,264)
(62,500,000)	Japanese Yen	07/09/13	(657,706)	27,517
(91,500,000)	Japanese Yen	07/09/13	(970,686)	48,089
56,400,000	Japanese Yen	07/09/13	582,354	(13,671)
40,500,000	Japanese Yen	07/09/13	427,542	(19,179)
(45,500,000)	Japanese Yen	07/09/13	(468,567)	9,790
(105,000,000)	Japanese Yen	07/09/13	(1,112,648)	53,930
(41,300,000)	Japanese Yen	07/09/13	(436,831)	20,402
(7,750,000)	Japanese Yen	07/09/13	(81,144)	3,001
136,900,000	Japanese Yen	07/09/13	1,402,621	(22,255)
(590,000,000)	Japanese Yen	07/09/13	(5,952,003)	3,017
(76,400,000)	Japanese Yen	07/09/13	(769,781)	(562)
(113,600,000)	Japanese Yen	07/09/13	(1,145,849)	417
(6,400,000)	Norwegian Krone	07/09/13	(1,065,608)	12,331
(3,900,000)	Norwegian Krone	07/09/13	(674,012)	32,171
10,600,000	Norwegian Krone	07/09/13	1,735,041	9,449
3,500,000	Norwegian Krone	07/09/13	581,631	(5,620)
6,900,000	Norwegian Krone	07/09/13	1,149,391	(13,826)
(3,300,000)	Norwegian Krone	07/09/13	(576,491)	33,395
3,250,000	Norwegian Krone	07/09/13	565,248	(30,381)
3,340,000	Norwegian Krone	07/09/13	582,395	(32,716)
(12,516,000)	Norwegian Krone	07/09/13	(2,152,299)	92,484
3,300,000	Norwegian Krone	07/09/13	569,261	(26,165)
(1,400,000)	Norwegian Krone	07/09/13	(244,525)	14,121
3,250,000	Norwegian Krone	07/09/13	566,362	(31,495)
(3,300,000)	Norwegian Krone	07/09/13	(571,438)	28,342
4,000,000	Norwegian Krone	07/09/13	694,525	(36,226)
(3,300,000)	Norwegian Krone	07/09/13	(565,698)	22,602
3,300,000	Norwegian Krone	07/09/13	572,819	(29,723)
(2,190,000)	New Zealand Dollar	07/09/13	(1,707,909)	11,892
2,540,000	New Zealand Dollar	07/09/13	2,045,106	(78,037)
(725,000)	New Zealand Dollar	07/09/13	(574,167)	12,701
(1,125,000)	New Zealand Dollar	07/09/13	(905,122)	33,881
(715,000)	New Zealand Dollar	07/09/13	(575,136)	21,414
2,900,000	New Zealand Dollar	07/09/13	2,306,962	(61,095)
430,000	New Zealand Dollar	07/09/13	337,798	(4,790)
700,000	New Zealand Dollar	07/09/13	566,044	(23,938)
710,000	New Zealand Dollar	07/09/13	568,225	(18,375)
1,000,000	New Zealand Dollar	07/09/13	801,517	(27,080)
1,840,000	New Zealand Dollar	07/09/13	1,422,399	2,565
(750,000)	New Zealand Dollar	07/09/13	(580,322)	(505)
1,075,000	New Zealand Dollar	07/09/13	851,098	(18,578)
1,160,000	New Zealand Dollar	07/09/13	928,177	(29,831)
(705,000)	New Zealand Dollar	07/09/13	(561,910)	15,932
(2,200,000)	New Zealand Dollar	07/09/13	(1,700,114)	(3,647)
(1,400,000)	New Zealand Dollar	07/09/13	(1,119,565)	35,353
(2,007,000)	New Zealand Dollar	07/09/13	(1,547,712)	(6,583)
3,800,000	Swedish Krona	07/09/13	579,416	(12,890)
(4,000,000)	Swedish Krona	07/09/13	(613,130)	16,787
(10,100,000)	Swedish Krona	07/09/13	(1,562,391)	56,626
7,500,000	Swedish Krona	07/09/13	1,142,081	(23,938)
(6,960,000)	Swedish Krona	07/09/13	(1,051,905)	14,269
(3,890,000)	Swedish Krona	07/09/13	(588,976)	9,032
7,200,000	Swedish Krona	07/09/13	1,124,887	(51,471)
(18,400,000)	Swedish Krona	07/09/13	(2,793,839)	50,663
(11,918,000)	Swedish Krona	07/09/13	(1,804,188)	27,385
(3,510,000)	Swedish Krona	07/09/13	(541,708)	18,418
4,300,000	Swedish Krona	07/09/13	641,100	(32)
3,500,000	Swedish Krona	07/09/13	541,183	(19,383)
(3,700,000)	Swedish Krona	07/09/13	(572,047)	20,430
3,100,000	Swedish Krona	07/09/13	481,801	(19,635)
7,400,000	Swedish Krona	07/09/13	1,146,030	(42,797)
(3,700,000)	Swedish Krona	07/09/13	(559,895)	8,278
3,730,000	Swedish Krona	07/09/13	566,957	(10,868)
14,620,000	Swedish Krona	07/09/13	2,269,914	(90,282)
7,300,000	Swedish Krona	07/09/13	1,116,053	(27,728)
3,600,000	Singapore Dollar	07/09/13	2,820,227	20,063
(4,300,000)	Singapore Dollar	07/09/13	(3,430,469)	37,900
710,000	Singapore Dollar	07/09/13	568,123	(7,954)
(1,470,000)	Singapore Dollar	07/09/13	(1,164,931)	5,146
(2,870,000)	Singapore Dollar	07/09/13	(2,284,684)	20,342
(3,599,000)	Singapore Dollar	07/09/13	(2,881,681)	42,179
2,885,000	Singapore Dollar	07/09/13	2,296,017	(19,839)
4,285,000	Singapore Dollar	07/09/13	3,414,008	(33,273)
2,870,000	Singapore Dollar	07/09/13	2,286,372	(22,029)
(890,000)	Singapore Dollar	07/09/13	(702,543)	360
(1,380,000)	Singapore Dollar	07/09/13	(1,100,781)	12,003
2,880,000	Singapore Dollar	07/09/13	2,302,646	(30,414)
(1,550,000)	Singapore Dollar	07/09/13	(1,228,304)	5,401
730,000	Singapore Dollar	07/09/13	580,083	(4,136)
745,000	Singapore Dollar	07/09/13	592,409	(4,627)
(710,000)	Singapore Dollar	07/09/13	(568,341)	8,173
(1,315,000)	Singapore Dollar	07/09/13	(1,031,498)	(5,997)
(2,855,000)	Singapore Dollar	07/09/13	(2,291,785)	39,277
(1,410,000)	Singapore Dollar	07/09/13	(1,132,741)	20,294
3,080,000	Australian Dollar	07/23/13	2,857,760	(45,856)
2,420,000	Australian Dollar	07/23/13	2,238,485	(29,133)
(2,430,000)	Australian Dollar	07/23/13	(2,250,182)	31,700
2,480,000	Australian Dollar	07/23/13	2,288,241	(24,112)
(1,790,000)	Australian Dollar	07/23/13	(1,648,719)	14,528
(2,520,000)	Australian Dollar	07/23/13	(2,301,604)	956
1,200,000	Canadian Dollars	07/23/13	1,145,023	(4,653)
1,180,000	Canadian Dollars	07/23/13	1,122,281	(917)
1,180,000	Canadian Dollars	07/23/13	1,126,940	(5,577)
(3,520,000)	Canadian Dollars	07/23/13	(3,359,365)	14,280
1,190,000	Canadian Dollars	07/23/13	1,135,140	(4,273)
(1,190,000)	Canadian Dollars	07/23/13	(1,127,523)	(3,344)
1,200,000	Canadian Dollars	07/23/13	1,141,097	(727)
(1,190,000)	Canadian Dollars	07/23/13	(1,132,245)	1,379
170,000	Swiss Franc	07/23/13	181,877	(1,864)
2,850,000	Swiss Franc	07/23/13	3,051,395	(33,522)
(330,000)	Swiss Franc	07/23/13	(353,428)	3,990
5,300,000	Swiss Franc	07/23/13	5,654,962	(42,777)
(1,560,000)	Swiss Franc	07/23/13	(1,673,678)	21,789
(4,280,000)	Swiss Franc	07/23/13	(4,566,215)	34,110
470,000	Swiss Franc	07/23/13	497,425	260
1,770,000	European Union Euro	07/23/13	2,317,838	(13,700)
(1,690,000)	European Union Euro	07/23/13	(2,211,203)	11,207
3,450,000	European Union Euro	07/23/13	4,525,551	(34,435)
3,370,000	European Union Euro	07/23/13	4,417,383	(30,408)
1,730,000	European Union Euro	07/23/13	2,272,905	(20,838)
(800,000)	European Union Euro	07/23/13	(1,042,339)	921
1,670,000	European Union Euro	07/23/13	2,194,926	(20,965)
720,000	Pounds Sterling	07/23/13	1,111,376	(16,469)
(734,000)	Pounds Sterling	07/23/13	(1,132,891)	16,693
(360,000)	Pounds Sterling	07/23/13	(554,593)	7,139
(1,850,000)	Pounds Sterling	07/23/13	(2,853,316)	40,012
1,857,000	Pounds Sterling	07/23/13	2,856,140	(32,191)
(730,000)	Pounds Sterling	07/23/13	(1,112,808)	2,694
730,000	Pounds Sterling	07/23/13	1,126,329	(16,215)
105,000,000	Japanese Yen	07/23/13	1,058,364	410
167,000,000	Japanese Yen	07/23/13	1,713,564	(29,608)
(52,400,000)	Japanese Yen	07/23/13	(536,190)	7,811
6,500,000	Japanese Yen	07/23/13	66,574	(1,031)
(114,500,000)	Japanese Yen	07/23/13	(1,164,830)	10,262
6,930,000	Norwegian Krone	07/23/13	1,130,731	9,209
10,200,000	Norwegian Krone	07/23/13	1,680,570	(2,737)
(34,360,000)	Norwegian Krone	07/23/13	(5,589,473)	(62,521)
(6,800,000)	Norwegian Krone	07/23/13	(1,117,286)	(1,269)
(6,880,000)	Norwegian Krone	07/23/13	(1,127,394)	(4,321)
735,000	New Zealand Dollar	07/23/13	569,765	(1,140)
(1,460,000)	New Zealand Dollar	07/23/13	(1,129,815)	303
1,450,000	New Zealand Dollar	07/23/13	1,121,405	371
(3,655,000)	New Zealand Dollar	07/23/13	(2,840,772)	13,122
(15,100,000)	Swedish Krona	07/23/13	(2,246,880)	(3,554)
7,600,000	Swedish Krona	07/23/13	1,131,190	1,479
11,330,000	Swedish Krona	07/23/13	1,679,294	9,276
(7,500,000)	Swedish Krona	07/23/13	(1,117,219)	(546)
7,360,000	Swedish Krona	07/23/13	1,097,833	(933)
11,400,000	Swedish Krona	07/23/13	1,708,396	(9,393)
(11,100,000)	Swedish Krona	07/23/13	(1,637,712)	(16,581)
(1,380,000)	Singapore Dollar	07/23/13	(1,080,064)	(8,746)
(4,300,000)	Singapore Dollar	07/23/13	(3,390,670)	(1,999)
690,000	Singapore Dollar	07/23/13	539,599	4,806
1,440,000	Singapore Dollar	07/23/13	1,138,873	(2,723)
5,770,000	Singapore Dollar	07/23/13	4,531,109	21,380
				$(361,934)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of June 30, 2013.

Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Foreign Bonds	$-	$7,836,207	$-	$7,836,207
Foreign Treasury Securities	3,353,862	5,590,246	-	8,944,108
U.S. Treasury Bills	-	3,499,072	-	3,499,072
Total Investments At Value	$3,353,862	$16,925,525	$-	$20,279,387
Other Financial Instruments**
Forward Currency Contracts	-	2,816,009	-	2,816,009
Total Assets	$3,353,862	$19,741,534	$-	$23,095,396
Liabilities
Other Financial Instruments**
Forward Currency Contracts	-	(3,177,943)	-	(3,177,943)
Total Liabilities	$-	$(3,177,943)	$-	$(3,177,943)

**
Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation (depreciation) at period end.

There were no transfers between Level 1 and Level 2 for the period ended June 30, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

MERK ASIAN CURRENCY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2013 (Unaudited)

Principal	Security Description	Currency	Rate	Maturity	Value in USD
Foreign Bonds - 18.9% (a)
Development Bank - Republic Of South Korea - 4.6%
$2,200,000	The Korea Development Bank	USD	5.75%	09/10/13	$2,218,370

Government Agency - Germany - 4.0%
1,900,000	KFW	USD	1.38	01/13/14	1,911,400

Government Agency - Singapore - 5.7%
3,500,000	Housing & Development Board, MTN	SGD	1.15	07/08/13	2,761,601

Supranational - Asia - 4.6%
2,200,000	Asian Development Bank, MTN	USD	3.63	09/05/13	2,212,980
Total Foreign Bonds (Cost $9,180,604)	9,104,351

Foreign Treasury Securities - 14.7% (a)
Central Bank - Malaysia - 9.9%
6,700,000	Bank Negara Malaysia Monetary Notes, Series 102 (b)	MYR	2.89	07/18/13	2,117,639
8,500,000	Bank Negara Malaysia Monetary Notes, Series 2213 (b)	MYR	2.91	11/26/13	2,658,040
4,775,679
Central Bank - Singapore - 4.8%
2,900,000	Monetary Authority of Singapore, Series 28 (b)	SGD	0.29	07/26/13	2,287,511
Total Foreign Treasury Securities (Cost $7,222,655)	7,063,190

U.S. Treasury Bills - 44.7% (a)
2,000,000	U.S. Treasury Bill (c)	USD	0.10	07/11/13	1,999,992
1,000,000	U.S. Treasury Bill (c)	USD	0.13	08/22/13	999,964
4,000,000	U.S. Treasury Bill (c)	USD	0.11	09/19/13	3,999,732
5,000,000	U.S. Treasury Bill (c)	USD	0.07	11/14/13	4,998,845
9,500,000	U.S. Treasury Bill (c)	USD	0.08	12/12/13	9,497,349
Total U.S. Treasury Bills (Cost $21,494,258)	21,495,882

Time Deposits - 18.3% (a)
13,300,000	Barclays Capital, Inc.	CNH	2.40	07/31/13	2,168,066
13,600,000	Deutsche Bank	CNH	5.50	07/24/13	2,216,970
13,600,000	JP Morgan Bank Hong Kong	CNH	3.35	07/24/13	2,216,969
13,600,000	Standard Chartered Bank Hong Kong	CNH	3.15	07/19/13	2,216,969

Total Time Deposits (Cost $8,816,087)	8,818,974

Total Investments – 96.6% (Cost $46,713,604)*	$46,482,397
Foreign Currencies – 7.1% (Cost $3,427,350)	3,425,514
Net Unrealized Gain/Loss on Forward Currency Contracts – (0.5)%	(245,747)
Other Assets and Liabilities, Net – (3.2)%	(1,540,012)
NET ASSETS – 100.0%	$48,122,152

MTN	Medium Term Note

(a)	All or portion of these securities are segregated to cover outstanding forward currency contract exposure.
(b)	Zero coupon bond. Interest rate presented is yield to maturity.
(c)	Rate presented is yield to maturity.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$5,596
Gross Unrealized Depreciation	(236,803)
Net Unrealized Depreciation	$(231,207)

As of June 30, 2013, the Merk Asian Currency Fund had the following forward currency contracts outstanding:
Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
35,000,000	China Renminbi	07/17/13	$5,583,028	$110,339
(5,500,000)	China Renminbi	07/17/13	(888,157)	(6,515)
(4,300,000)	China Renminbi	07/17/13	(695,073)	(4,398)
6,500,000	China Renminbi	07/17/13	1,036,683	20,657
(8,200,000)	China Renminbi	07/17/13	(1,325,552)	(8,322)
800,000,000	South Korean Won	07/17/13	696,621	3,231
(23,000,000)	Thailand Baht	07/17/13	(768,231)	27,385
(55,000,000)	Thailand Baht	07/17/13	(1,875,616)	104,027
78,000,000	Thailand Baht	07/17/13	2,680,578	(168,143)
55,000,000	New Taiwan Dollar	07/17/13	1,833,333	2,017
6,700,000,000	South Korean Won	08/22/13	5,966,162	(115,280)
1,100,000,000	South Korean Won	08/22/13	982,757	(22,164)
(1,100,000)	Malaysian Ringgit	08/22/13	(349,573)	2,675
12,000,000	Malaysian Ringgit	08/22/13	3,860,631	(76,292)
5,000,000	Malaysian Ringgit	08/22/13	1,647,012	(70,204)
88,000,000	Philippines Peso	08/22/13	2,135,404	(99,925)
(88,000,000)	Philippines Peso	08/22/13	(2,133,075)	97,596
64,000,000	Thailand Baht	08/22/13	2,147,651	(90,118)
(64,000,000)	Thailand Baht	08/22/13	(2,133,440)	75,907
(22,500,000)	New Taiwan Dollar	08/22/13	(754,679)	3,586
31,000,000	New Taiwan Dollar	08/22/13	1,036,685	(1,846)
9,600,000	China Renminbi	09/18/13	1,549,637	4,220
3,700,000	Hong Kong Dollar	09/18/13	476,672	524
153,800,000	New Taiwan Dollar	09/18/13	5,159,689	(23,434)
78,000,000	New Taiwan Dollar	09/18/13	2,616,133	(11,270)
				$(245,747)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of June 30, 2013.

Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Foreign Bonds	$-	$9,104,351	$-	$9,104,351
Foreign Treasury Securities	-	7,063,190	-	7,063,190
U.S. Treasury Bills	-	21,495,882	-	21,495,882
Time Deposits	-	8,818,974	-	8,818,974
Total Investments At Value	$-	$46,482,397	$-	$46,482,397
Other Financial Instruments**
Forward Currency Contracts	-	452,164	-	452,164
Total Assets	$-	$46,934,561	$-	$46,934,561
Liabilities
Other Financial Instruments**
Forward Currency Contracts	-	(697,911)	-	(697,911)
Total Liabilities	$-	$(697,911)	$-	$(697,911)

**
Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at unrealized appreciation (depreciation) at period end.

There were no transfers between Level 1 and Level 2 for the period ended June 30, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

MERK CURRENCY ENHANCED U.S. EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2013 (Unaudited)

Shares	Security Description	Currency	Value in USD
Exchange Traded Product - 95.9% (a)
18,100	SPDR S&P 500 ETF Trust (Cost $2,327,144)	USD	$2,896,181

Total Investments – 95.9% (Cost $2,327,144)*	$2,896,181
Net Unrealized Gain/Loss on Forward Currency Contracts – (3.7)%	(111,125)
Other Assets and Liabilities, Net – 7.8%	234,949
NET ASSETS – 100.0%	$3,020,005

ETF	Exchange Traded Fund

(a)	All or portion of these securities are segregated to cover forward currency contract and futures contract exposures.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$569,037
Gross Unrealized Depreciation	-
Net Unrealized Appreciation	$569,037

AFA
At June 30, 2013, the Merk Currency Enhanced U.S. Equity Fund held the following futures contracts:

Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Depreciation
1	S&P 500 Emini Future	09/20/13	$80,923	$(960)

AFA

As of June 30, 2013, Merk Currency Enhanced U.S. Equity Fund had the following forward currency contracts outstanding:
Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
70,000	Australian Dollar	07/09/13	$65,819	$(1,844)
170,000	Australian Dollar	07/09/13	160,633	(5,265)
180,000	Australian Dollar	07/09/13	165,252	(745)
190,000	Australian Dollar	07/09/13	174,782	(1,136)
(21,000)	Australian Dollar	07/09/13	(19,825)	632
(185,000)	Australian Dollar	07/09/13	(175,208)	6,132
(200,000)	Australian Dollar	07/09/13	(189,035)	6,250
25,000	Australian Dollar	07/09/13	23,981	(1,133)
(120,000)	Australian Dollar	07/09/13	(112,307)	2,636
(890,000)	Australian Dollar	07/09/13	(817,132)	3,738
(165,000)	Australian Dollar	07/09/13	(158,355)	7,558
170,000	Australian Dollar	07/09/13	163,378	(8,010)
(1,550,000)	Australian Dollar	07/09/13	(1,423,390)	6,804
200,000	Australian Dollar	07/09/13	191,472	(8,686)
550,000	Australian Dollar	07/09/13	522,244	(19,584)
90,000	Australian Dollar	07/09/13	82,633	(380)
(740,000)	Australian Dollar	07/09/13	(678,519)	2,213
1,147,000	Australian Dollar	07/09/13	1,090,869	(42,596)
360,000	Australian Dollar	07/09/13	342,680	(13,667)
(185,000)	Australian Dollar	07/09/13	(176,728)	7,651
(170,000)	Canadian Dollars	07/09/13	(165,871)	4,264
(210,000)	Canadian Dollars	07/09/13	(206,501)	6,868
(240,000)	Canadian Dollars	07/09/13	(235,205)	7,053
135,000	Canadian Dollars	07/09/13	132,670	(4,335)
90,000	Canadian Dollars	07/09/13	88,205	(2,648)
(350,000)	Canadian Dollars	07/09/13	(337,814)	5,093
150,000	Canadian Dollars	07/09/13	147,449	(4,854)
250,000	Canadian Dollars	07/09/13	244,461	(6,802)
(170,000)	Canadian Dollars	07/09/13	(162,321)	714
(175,000)	Canadian Dollars	07/09/13	(171,424)	5,063
(170,000)	Canadian Dollars	07/09/13	(167,157)	5,550
165,000	Canadian Dollars	07/09/13	159,412	(2,557)
255,000	Canadian Dollars	07/09/13	250,045	(7,634)
(162,000)	Canadian Dollars	07/09/13	(158,643)	4,640
85,000	Canadian Dollars	07/09/13	83,441	(2,638)
925,000	Canadian Dollars	07/09/13	893,144	(13,809)
470,000	Swiss Franc	07/09/13	510,221	(12,593)
295,000	Swiss Franc	07/09/13	319,634	(7,293)
310,000	Swiss Franc	07/09/13	331,502	(3,280)
(620,000)	Swiss Franc	07/09/13	(670,525)	14,080
(70,000)	Swiss Franc	07/09/13	(73,943)	(172)
(290,000)	Swiss Franc	07/09/13	(314,077)	7,031
(600,000)	Swiss Franc	07/09/13	(644,547)	9,277
310,000	Swiss Franc	07/09/13	336,351	(8,128)
(1,417,000)	Swiss Franc	07/09/13	(1,505,042)	4,747
400,000	Swiss Franc	07/09/13	425,932	(2,419)
149,000	Swiss Franc	07/09/13	162,030	(4,271)
260,000	Swiss Franc	07/09/13	277,954	(2,671)
(310,000)	Swiss Franc	07/09/13	(335,941)	7,719
135,000	Swiss Franc	07/09/13	145,253	(2,318)
280,000	Swiss Franc	07/09/13	304,328	(7,869)
(235,000)	Swiss Franc	07/09/13	(254,285)	5,471
(175,000)	Swiss Franc	07/09/13	(188,764)	3,477
(140,000)	Swiss Franc	07/09/13	(150,940)	2,711
165,000	Swiss Franc	07/09/13	178,429	(3,730)
(230,000)	European Union Euro	07/09/13	(308,002)	8,612
(110,000)	European Union Euro	07/09/13	(146,855)	3,668
(192,000)	European Union Euro	07/09/13	(257,298)	7,372
78,000	European Union Euro	07/09/13	104,424	(2,892)
120,000	European Union Euro	07/09/13	160,189	(3,986)
(190,000)	European Union Euro	07/09/13	(251,010)	3,687
170,000	European Union Euro	07/09/13	224,215	(2,926)
125,000	European Union Euro	07/09/13	167,132	(4,420)
(125,000)	European Union Euro	07/09/13	(166,452)	3,740
(175,000)	European Union Euro	07/09/13	(231,346)	3,549
130,000	European Union Euro	07/09/13	169,911	(691)
75,000	European Union Euro	07/09/13	100,011	(2,384)
1,418,000	European Union Euro	07/09/13	1,856,443	(10,635)
(275,000)	European Union Euro	07/09/13	(361,316)	3,349
(145,000)	European Union Euro	07/09/13	(192,068)	3,322
(100,000)	European Union Euro	07/09/13	(133,043)	2,873
80,000	European Union Euro	07/09/13	105,520	(1,384)
(270,000)	Pounds Sterling	07/09/13	(422,600)	11,970
(200,000)	Pounds Sterling	07/09/13	(314,077)	9,907
110,000	Pounds Sterling	07/09/13	170,300	(3,006)
20,000	Pounds Sterling	07/09/13	31,314	(897)
107,000	Pounds Sterling	07/09/13	167,423	(4,692)
200,000	Pounds Sterling	07/09/13	314,859	(10,688)
650,000	Pounds Sterling	07/09/13	1,005,973	(17,418)
(345,000)	Pounds Sterling	07/09/13	(540,037)	15,343
(149,000)	Pounds Sterling	07/09/13	(229,355)	2,747
(55,000)	Pounds Sterling	07/09/13	(86,199)	2,552
(7,900,000)	Japanese Yen	07/09/13	(81,733)	2,077
14,900,000	Japanese Yen	07/09/13	152,933	(2,696)
26,000,000	Japanese Yen	07/09/13	266,385	(4,227)
(11,000,000)	Japanese Yen	07/09/13	(116,695)	5,781
5,000,000	Japanese Yen	07/09/13	52,783	(2,368)
(15,000,000)	Japanese Yen	07/09/13	(155,922)	4,676
(1,760,000)	Japanese Yen	07/09/13	(18,428)	681
6,700,000	Japanese Yen	07/09/13	69,180	(1,624)
39,000,000	Japanese Yen	07/09/13	409,851	(16,613)
8,500,000	Japanese Yen	07/09/13	86,095	(389)
(15,800,000)	Japanese Yen	07/09/13	(159,370)	58
(10,700,000)	Japanese Yen	07/09/13	(107,810)	(79)
(92,700,000)	Japanese Yen	07/09/13	(935,171)	474
17,100,000	Japanese Yen	07/09/13	171,630	790
(15,000,000)	Japanese Yen	07/09/13	(158,950)	7,704
(6,100,000)	Japanese Yen	07/09/13	(64,520)	3,013
(6,500,000)	Japanese Yen	07/09/13	(66,938)	1,398
(8,500,000)	Japanese Yen	07/09/13	(89,448)	3,742
(772,000)	Norwegian Krone	07/09/13	(132,756)	5,705
(500,000)	Norwegian Krone	07/09/13	(86,582)	4,294
1,755,000	Norwegian Krone	07/09/13	287,264	1,564
450,000	Norwegian Krone	07/09/13	78,419	(4,361)
470,000	Norwegian Krone	07/09/13	78,105	(755)
(900,000)	Norwegian Krone	07/09/13	(149,851)	1,734
470,000	Norwegian Krone	07/09/13	81,744	(4,393)
(600,000)	Norwegian Krone	07/09/13	(103,694)	4,949
(440,000)	Norwegian Krone	07/09/13	(76,865)	4,453
600,000	Norwegian Krone	07/09/13	104,179	(5,434)
500,000	Norwegian Krone	07/09/13	87,185	(4,898)
(500,000)	Norwegian Krone	07/09/13	(85,712)	3,425
470,000	Norwegian Krone	07/09/13	81,077	(3,727)
1,000,000	Norwegian Krone	07/09/13	166,578	(2,004)
500,000	Norwegian Krone	07/09/13	86,791	(4,503)
(320,000)	New Zealand Dollar	07/09/13	(249,557)	1,738
60,000	New Zealand Dollar	07/09/13	47,135	(668)
(100,000)	New Zealand Dollar	07/09/13	(79,196)	1,752
430,000	New Zealand Dollar	07/09/13	342,067	(9,059)
322,000	New Zealand Dollar	07/09/13	254,934	(5,565)
(322,000)	New Zealand Dollar	07/09/13	(248,313)	(1,056)
105,000	New Zealand Dollar	07/09/13	84,907	(3,591)
375,000	New Zealand Dollar	07/09/13	301,935	(11,521)
270,000	New Zealand Dollar	07/09/13	208,722	376
(165,000)	New Zealand Dollar	07/09/13	(132,751)	4,969
(330,000)	New Zealand Dollar	07/09/13	(255,017)	(547)
(205,000)	New Zealand Dollar	07/09/13	(163,936)	5,177
(110,000)	New Zealand Dollar	07/09/13	(88,482)	3,294
100,000	New Zealand Dollar	07/09/13	80,032	(2,588)
170,000	New Zealand Dollar	07/09/13	136,026	(4,372)
145,000	New Zealand Dollar	07/09/13	116,220	(3,927)
(105,000)	New Zealand Dollar	07/09/13	(83,689)	2,373
(105,000)	New Zealand Dollar	07/09/13	(81,245)	(71)
1,100,000	Swedish Krona	07/09/13	171,858	(7,864)
550,000	Swedish Krona	07/09/13	83,600	(1,602)
(600,000)	Swedish Krona	07/09/13	(90,794)	1,342
400,000	Swedish Krona	07/09/13	62,168	(2,534)
1,100,000	Swedish Krona	07/09/13	168,172	(4,178)
(510,000)	Swedish Krona	07/09/13	(78,710)	2,676
2,160,000	Swedish Krona	07/09/13	335,363	(13,338)
(530,000)	Swedish Krona	07/09/13	(81,942)	2,927
(1,060,000)	Swedish Krona	07/09/13	(160,204)	2,173
1,206,000	Swedish Krona	07/09/13	182,596	(2,799)
(1,500,000)	Swedish Krona	07/09/13	(232,038)	8,410
(620,000)	Swedish Krona	07/09/13	(95,035)	2,602
500,000	Swedish Krona	07/09/13	77,312	(2,769)
(2,700,000)	Swedish Krona	07/09/13	(409,966)	7,434
1,000,000	Swedish Krona	07/09/13	149,093	(7)
(520,000)	Swedish Krona	07/09/13	(78,732)	1,207
550,000	Swedish Krona	07/09/13	83,863	(1,866)
1,100,000	Swedish Krona	07/09/13	167,505	(3,511)
1,120,000	Swedish Krona	07/09/13	173,453	(6,477)
(130,000)	Singapore Dollar	07/09/13	(102,619)	53
430,000	Singapore Dollar	07/09/13	343,798	(4,541)
(100,000)	Singapore Dollar	07/09/13	(80,048)	1,151
100,000	Singapore Dollar	07/09/13	80,017	(1,120)
625,000	Singapore Dollar	07/09/13	497,959	(4,853)
(420,000)	Singapore Dollar	07/09/13	(334,344)	2,977
420,000	Singapore Dollar	07/09/13	334,591	(3,224)
(220,000)	Singapore Dollar	07/09/13	(174,343)	770
(725,000)	Singapore Dollar	07/09/13	(580,500)	8,497
(190,000)	Singapore Dollar	07/09/13	(149,038)	(866)
(630,000)	Singapore Dollar	07/09/13	(502,604)	5,553
105,000	Singapore Dollar	07/09/13	83,494	(652)
90,000	Singapore Dollar	07/09/13	71,517	(510)
(205,000)	Singapore Dollar	07/09/13	(164,689)	2,951
(225,000)	Singapore Dollar	07/09/13	(178,302)	784
(410,000)	Singapore Dollar	07/09/13	(329,118)	5,640
725,000	Singapore Dollar	07/09/13	567,962	4,040
430,000	Singapore Dollar	07/09/13	342,214	(2,957)
(200,000)	Singapore Dollar	07/09/13	(159,534)	1,740
450,000	Australian Dollar	07/23/13	417,530	(6,700)
360,000	Australian Dollar	07/23/13	332,164	(3,500)
(340,000)	Australian Dollar	07/23/13	(314,840)	4,435
(260,000)	Australian Dollar	07/23/13	(239,479)	2,110
(320,000)	Australian Dollar	07/23/13	(292,267)	121
355,000	Australian Dollar	07/23/13	328,373	(4,274)
(175,000)	Canadian Dollars	07/23/13	(165,812)	(492)
175,000	Canadian Dollars	07/23/13	166,983	(679)
(165,000)	Canadian Dollars	07/23/13	(156,992)	191
165,000	Canadian Dollars	07/23/13	157,581	(780)
150,000	Canadian Dollars	07/23/13	142,637	(91)
170,000	Canadian Dollars	07/23/13	161,685	(132)
(580,000)	Canadian Dollars	07/23/13	(553,532)	2,353
170,000	Canadian Dollars	07/23/13	162,163	(610)
70,000	Swiss Franc	07/23/13	74,085	39
750,000	Swiss Franc	07/23/13	800,230	(6,053)
(570,000)	Swiss Franc	07/23/13	(608,117)	4,543
(220,000)	Swiss Franc	07/23/13	(236,032)	3,073
385,000	Swiss Franc	07/23/13	412,206	(4,528)
30,000	Swiss Franc	07/23/13	31,760	7
(85,000)	European Union Euro	07/23/13	(110,749)	98
240,000	European Union Euro	07/23/13	315,438	(3,013)
490,000	European Union Euro	07/23/13	642,290	(4,421)
(60,000)	European Union Euro	07/23/13	(78,627)	521
245,000	European Union Euro	07/23/13	320,831	(1,896)
360,000	European Union Euro	07/23/13	472,231	(3,593)
(125,000)	European Union Euro	07/23/13	(163,041)	319
250,000	European Union Euro	07/23/13	328,455	(3,011)
(245,000)	European Union Euro	07/23/13	(320,559)	1,625
(100,000)	Pounds Sterling	07/23/13	(152,440)	369
260,000	Pounds Sterling	07/23/13	399,890	(4,507)
(275,000)	Pounds Sterling	07/23/13	(424,142)	5,948
(55,000)	Pounds Sterling	07/23/13	(84,729)	1,091
110,000	Pounds Sterling	07/23/13	169,794	(2,516)
105,000	Pounds Sterling	07/23/13	162,006	(2,332)
(110,000)	Pounds Sterling	07/23/13	(169,779)	2,502
4,700,000	Japanese Yen	07/23/13	47,804	(411)
(7,600,000)	Japanese Yen	07/23/13	(77,768)	1,133
23,500,000	Japanese Yen	07/23/13	241,130	(4,166)
4,000,000	Japanese Yen	07/23/13	40,969	(634)
(17,200,000)	Japanese Yen	07/23/13	(174,979)	1,542
14,100,000	Japanese Yen	07/23/13	142,123	55
(970,000)	Norwegian Krone	07/23/13	(158,949)	(609)
1,500,000	Norwegian Krone	07/23/13	247,143	(403)
1,000,000	Norwegian Krone	07/23/13	163,165	1,329
(5,000,000)	Norwegian Krone	07/23/13	(813,369)	(9,098)
(950,000)	Norwegian Krone	07/23/13	(156,091)	(177)
(540,000)	New Zealand Dollar	07/23/13	(419,704)	1,939
(205,000)	New Zealand Dollar	07/23/13	(158,638)	42
110,000	New Zealand Dollar	07/23/13	85,271	(171)
215,000	New Zealand Dollar	07/23/13	166,277	55
(2,120,000)	Swedish Krona	07/23/13	(315,456)	(499)
(280,000)	Swedish Krona	07/23/13	(41,555)	(175)
1,130,000	Swedish Krona	07/23/13	168,190	220
1,640,000	Swedish Krona	07/23/13	243,075	1,343
(1,600,000)	Swedish Krona	07/23/13	(236,067)	(2,390)
1,650,000	Swedish Krona	07/23/13	247,268	(1,360)
870,000	Swedish Krona	07/23/13	129,771	(110)
(1,000,000)	Swedish Krona	07/23/13	(148,963)	(73)
100,000	Singapore Dollar	07/23/13	78,203	697
840,000	Singapore Dollar	07/23/13	659,641	3,112
200,000	Singapore Dollar	07/23/13	158,177	(378)
(610,000)	Singapore Dollar	07/23/13	(481,002)	(284)
(200,000)	Singapore Dollar	07/23/13	(156,531)	(1,268)
				$(111,125)

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of June 30, 2013.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Exchange Traded Product	$2,896,181	$-	$-	$2,896,181
Total Investments At Value	$2,896,181	$-	$-	$2,896,181
Other Financial Instruments**
Forward Currency Contracts	-	399,999	-	399,999
Total Assets	$2,896,181	$399,999	$-	$3,296,180
Liabilities
Other Financial Instruments**
Forward Currency Contracts	-	(511,124)	-	(511,124)
Futures	(960)	-	-	(960)
Total Liabilities	$(960)	$(511,124)	$-	$(512,084)

**
Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forward currency contracts, which are valued at the unrealized appreciation (depreciation) at period end.

There were no transfers between Level 1 and Level 2 for the period ended June 30, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

MERK HARD CURRENCY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2013 (Unaudited)

Principal	Security Description	Currency	Rate	Maturity	Value in USD

Foreign Bonds - 46.0% (a)
Municipal County - Germany - 7.7%
$23,000,000	Gemeinsame Deutsche Bundeslaender, Series 25	EUR	3.75%	10/17/13	$30,253,813

Non-U.S. Government - Austria - 3.7%
11,000,000	Austria Government Bond (b)	EUR	3.80	10/20/13	14,474,999

Non-U.S. Government - Netherlands - 4.7%
14,300,000	Netherlands Government Bond (b)	EUR	1.00	01/15/14	18,710,955

Non-U.S. Government - New Zealand - 4.6%
22,000,000	New Zealand Government Bond, Series 415	NZD	6.00	04/15/15	17,982,649

Non-U.S. Government - Singapore - 5.0%
24,050,000	Singapore Government Bond	SGD	3.63	07/01/14	19,616,394

Non-U.S. Government - Sweden - 0.9%
25,000,000	Sweden Government Bond, Series 1055	SEK	1.50	08/30/13	3,731,398

Regional Authority - Canada - 9.8%
22,000,000	Alberta Capital Finance Authority (c)	CAD	1.67	07/02/14	21,017,039
18,500,000	Province of British Columbia	CAD	8.50	08/23/13	17,776,500
38,793,539

Sovereign Agency - Finland - 3.6%
85,560,000	Municipality Finance PLC, EMTN	NOK	2.75	09/16/13	14,112,290

Supranational - Europe - 6.0%
18,000,000	European Investment Bank, EMTN	EUR	2.13	01/15/14	23,687,674
Total Foreign Bonds (Cost $184,533,065)	181,363,711

Foreign Treasury Securities - 35.3% (a)
Central Bank - Singapore - 4.8%
24,000,000	Monetary Authority of Singapore, Series 28 (d)	SGD	0.29	07/26/13	18,931,124

Non-U.S. Government - Belgium - 4.8%
14,500,000	Belgium Treasury Bill (d)	EUR	0.04	07/18/13	18,873,879

Non-U.S. Government - France - 4.8%
1,550,000	France Treasury Bill BTF (d)	EUR	0.00-0.01	09/19/13	2,017,343
12,800,000	France Treasury Bill BTF (d)	EUR	0.02	11/14/13	16,656,265
18,673,608

Non-U.S. Government - Germany - 4.6%
14,000,000	German Treasury Bill (d)	EUR	0.00	08/28/13	18,140,360

Non-U.S. Government - Norway - 3.8%
91,500,000	Norway Treasury Bill, Series 20 (d)	NOK	1.37	09/18/13	15,013,661

Non-U.S. Government - Sweden - 8.9%
235,000,000	Sweden Treasury Bill (d)	SEK	0.85	07/17/13	35,029,231

Supranational - Europe - 3.6%
11,000,000	European Stability Mechanism Treasury Bill (d)	EUR	0.04	09/05/13	14,315,366
Total Foreign Treasury Securities (Cost $141,503,658)	138,977,229

Shares	Security Description	Currency	Value in USD
Exchange Traded Product - United States - 12.5%
412,800	SPDR Gold Trust (e) (Cost $60,067,319)	USD	$49,185,120

Total Investments – 93.8% (Cost $386,104,042)*	$369,526,060
Foreign Currencies – 12.1% (Cost $48,146,513)	47,665,077
Net Unrealized Gain/Loss on Forward Currency Contracts – 0.3%	1,071,375
Other Assets and Liabilities, Net – (6.2)%	(24,440,014)
NET ASSETS – 100.0%	$393,822,498

EMTN	European Medium Term Note
MTN	Medium Term Note
PLC	Public Limited Company

(a)	All or a portion of these securities are segregated to cover outstanding forward currency contract and future contract exposures.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $33,185,954 or 8.4% of net assets.
(c)	Variable rate security. Rate presented is as of June 30, 2013.
(d)	Zero coupon bond. Interest rate presented is yield to maturity.
(e)	Non-income producing security.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$1,619,222
Gross Unrealized Depreciation	(18,197,204)
Net Unrealized Depreciation	$(16,577,982)

AFA
At June 30, 2013, the Merk Hard Currency Fund held the following futures contracts:

Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Depreciation
25	Gold 100 oz. Future	08/30/13	$3,464,150	$(404,900)

AFA

As of June 30, 2013, the Merk Hard Currency Fund had the following forward currency contracts outstanding:
Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
850,000,000	Japanese Yen	07/03/13	$8,732,458	$(162,083)
850,000,000	Japanese Yen	07/03/13	8,732,458	(162,083)
850,000,000	Japanese Yen	07/03/13	8,732,108	(161,733)
500,000,000	Japanese Yen	07/03/13	5,136,634	(95,237)
(850,000,000)	Japanese Yen	07/03/13	(8,871,448)	301,073
(500,000,000)	Japanese Yen	07/03/13	(5,208,876)	167,479
(850,000,000)	Japanese Yen	07/03/13	(8,871,799)	301,424
(850,000,000)	Japanese Yen	07/03/13	(8,871,799)	301,424
(500,000,000)	Japanese Yen	07/17/13	(5,136,904)	95,236
(850,000,000)	Japanese Yen	07/17/13	(8,732,548)	161,713
(850,000,000)	Japanese Yen	07/17/13	(8,732,916)	162,081
(850,000,000)	Japanese Yen	07/17/13	(8,732,916)	162,081
				$1,071,375

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of June 30, 2013.

Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Foreign Bonds	$-	$181,363,711	$-	$181,363,711
Foreign Treasury Securities	35,029,231	103,947,998	-	138,977,229
Exchange Traded Product	49,185,120	-	-	49,185,120
Total Investments At Value	$84,214,351	$285,311,709	$-	$369,526,060
Other Financial Instruments**
Forward Currency Contracts	-	1,652,511	-	1,652,511
Total Assets	$84,214,351	$286,964,220	$-	$371,178,571
Liabilities
Other Financial Instruments**
Forward Currency Contracts	-	(581,136)	-	(581,136)
Futures	(404,900)	-		(404,900)
Total Liabilities	$(404,900)	$(581,136)	$-	$(986,036)

**
Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forward currency contracts, which are valued at the unrealized appreciation (depreciation) at period end.

There were no transfers between Level 1 and Level 2 for the period ended June 30, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

PAYSON TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2013 (Unaudited)

Shares	Security Description	Value
Common Stock - 97.4%
Communications - 7.2%
23,073	Cisco Systems, Inc.	$560,905
55,882	John Wiley & Sons, Inc., Class A	2,240,309
56,200	Vodafone Group PLC, ADR	1,615,188
		4,416,402
Consumer Discretionary - 10.4%
36,200	Coach, Inc.	2,066,658
7,900	Hasbro, Inc.	354,157
36,248	Kohl's Corp.	1,830,886
21,700	McDonald's Corp.	2,148,300
		6,400,001
Consumer Staples - 10.0%
41,750	Merck & Co., Inc.	1,939,287
1,300	Molson Coors Brewing Co., Class B	62,218
22,420	PepsiCo, Inc.	1,833,732
25,000	Wal-Mart Stores, Inc.	1,862,250
9,560	Weight Watchers International, Inc.	439,760
		6,137,247
Energy - 10.2%
47,000	BP PLC, ADR	1,961,780
34,000	ConocoPhillips	2,057,000
70,000	Peabody Energy Corp.	1,024,800
37,600	The Williams Cos., Inc.	1,220,872
		6,264,452
Financial - 15.0%
32,600	Aflac, Inc.	1,894,712
53,580	American International Group, Inc. (a)	2,395,026
156,000	Bank of America Corp.	2,006,160
20,300	Berkshire Hathaway, Inc., Class B (a)	2,271,976
15,000	Wells Fargo & Co.	619,050
		9,186,924
Health Care - 9.4%
44,079	Abbott Laboratories	1,537,476
13,223	Johnson & Johnson	1,135,327
37,663	Sanofi, ADR	1,940,021
28,952	Teva Pharmaceutical Industries, Ltd., ADR	1,134,918
		5,747,742
Industrials - 16.1%
31,215	General Dynamics Corp.	2,445,071
58,000	Iron Mountain, Inc.	1,543,380
33,126	Joy Global, Inc.	1,607,605
6,060	Parker Hannifin Corp.	578,124
91,300	Spirit Aerosystems Holdings, Inc. (a)	1,961,124
18,470	United Technologies Corp.	1,716,602
		9,851,906
Technology - 16.6%
5,668	Apple, Inc.	2,244,981
39,500	Harris Corp.	1,945,375
7,170	IBM	1,370,259
100,066	Intel Corp.	2,423,599
64,300	Microsoft Corp.	2,220,279
		10,204,493
Utilities - 2.5%
51,000	PPL Corp.	1,543,260

Total Common Stock (Cost $52,703,450)	59,752,427

Investment Companies - 2.8%
45,000	Vanguard FTSE Emerging Markets ETF (Cost $1,803,597)	1,745,100

Total Investments - 100.2% (Cost $54,507,047)*	$61,497,527
Other Assets & Liabilities, Net – (0.2)%	(124,468)
Net Assets – 100.0%	$61,373,059

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
PLC	Public Limited Company
(a)	Non-income producing security.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$8,841,237
Gross Unrealized Depreciation	(1,850,757)
Net Unrealized Appreciation	$6,990,480

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$61,497,527
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$61,497,527

The Level 1 value displayed in this table is Common Stock and Investment Companies. Refer to the Schedule of Investments for a further breakout of each security by industry.

There were no transfers between Level 1 and Level 2 for the period ended June 30, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	August 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	August 28, 2013

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	August 28, 2013